As filed with the Securities and Exchange		Registration No. 33-69892
Commission on April 18, 2008		Registration No. 811-03341

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

POST-EFFECTIVE AMENDMENT NO. 21

TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
AND AMENDMENT TO
REGISTERED STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

ReliaStar Select Variable Account

ReliaStar Life Insurance Company
20 Washington Avenue South, Minneapolis, MN 55401
Minneapolis, MN 55401
Depositor's Telephone Number, including Area Code: (612) 372-5597

J. Neil McMurdie, Counsel
ING Americas (U.S. Legal Services)
One Orange Way, C1S, Windsor, Connecticut, 06095-4774
(Name and Complete Address of Agent for Service)

cc: Jeffery R. Berry, Chief Counsel
ING Americas (U.S. Legal Services)
One Orange Way, C1S, Windsor, Connecticut, 06095-4774

Approximate date of proposed public offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on April 28. 2008, pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on __________ , pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

PART A

INFORMATION REQUIRED IN A PROSPECTUS

SELECT*ANNUITY III

AN INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACT issued by

ReliaStar Life Insurance Company and its ReliaStar Select Variable Account

This prospectus describes flexible purchase payment individual deferred variable/fixed annuity contracts. The contracts were sold both as non-qualified contracts and in connection with retirement plans that may qualify for special Federal tax treatment under the Internal Revenue Code of 1986, as amended. (See “Federal Tax Status.”) Annuity payouts from the contracts are deferred until a selected later date. ReliaStar Life does not currently offer this contract for sale to new purchasers.

Subject to certain restrictions, you can allocate premiums to:

  The Fixed Account, an account that provides a minimum specified rate of interest; and
  Subaccounts of ReliaStar Select Variable Account, a Variable Account through which you may invest in certain portfolios of the following Fund families:

American Funds Insurance Series Fidelity® Variable Insurance Products Funds ING Investors Trust ING Partners, Inc.

ING Variable Products Trust ING Variable Product Funds Neuberger Berman Advisers Management Trust

The Variable Account, your account value and the amount of any Variable Annuity payments that you receive will vary, primarily based on the investment performance of the Funds you select. (For more information about investing in the Funds, see “Investments of the Variable Account.”) The Fixed Account is the general account of ReliaStar Life Insurance Company (the “company,” “ReliaStar Life,” “we,” “us” or “our”). The Fixed Account is not available to Contract Owners in the States of Maryland, Oregon, South Carolina and Washington.

Additional information about the contracts, ReliaStar Life and the Variable Account, contained in a Statement of Additional Information dated April 28, 2008, has been filed with the Securities and Exchange Commission (“SEC”). The Statement of Additional Information is available by accessing the SEC’s Internet website (http://www.sec.gov) or upon request without charge by writing to us at the ING Customer Service Center, P.O. Box 5050, Minot, North Dakota 58703 or by calling 1-877-884-5050. The Statement of Additional Information is incorporated by reference in this prospectus and its Table of Contents can be found on page 2 of this prospectus.

THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT THE CONTRACTS THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

The contracts:

  Are not bank deposits or guaranteed by a bank
  Are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency
  Are affected by market fluctuations and so involve investment risk, including possible loss of principal
  Have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus describes what you should know before purchasing the Select*Annuity III variable annuity contract. Please read it carefully and keep it for future reference.

THE DATE OF THIS PROSPECTUS IS APRIL 28, 2008.

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DEFINITIONS

Annuitant. The person who is named by the Owner whose life determines the annuity benefits payable.

Annuity Commencement Date. The date on which the annuity payments begin, which must be the first day of a month. The date will be the first day of the month following the Annuitant’s 75th birthday unless an earlier or later date has been selected by the Owner and, if the date is later, it has been agreed to by ReliaStar Life.

Beneficiary. The person who is named to receive the Contract Value upon the death of the Owner before the Annuity Commencement Date or to receive the balance of the annuity payments, if any, under the annuity form in effect at the Annuitant’s death.

Code. The Internal Revenue Code of 1986, as amended.

Contract Anniversary. Occurs yearly on the same day and month the contract was issued.

Contract Owner (Owner, you). The person who controls all the rights and privileges under the contract. The Annuitant owns the contract unless another Owner is named as provided for in the contract. The contract may be owned by one, but no more than two, natural persons. When it is held under a retirement plan or program described in Section 401(a), 403(a), 403(b), 408 or 408A or similar provisions of the Code, it may be held by one natural person only.

Contract Value. The sum of (a) the Variable Account Contract Value, which is the value of the Subaccount Accumulation Units under the contract, plus (b) the Fixed Account Contract Value, which is the sum of purchase payments allocated to the Fixed Account under the contract, plus credited interest, minus surrenders, surrender charges previously applied and any annual administrative charges applicable to the Fixed Account and minus any transfers to the Variable Account.

Contract Year. Each twelve-month period starting with the date the contract was issued and each Contract Anniversary after that.

Death Benefit. The amount payable upon the death of a Contract Owner before the Annuity Commencement Date. (See “Death Benefit Before the Annuity Commencement Date.”)

Death Benefit Valuation Date. The Death Benefit Valuation Date is the Valuation Date next following the date ReliaStar Life receives proof of death and a written request from the Beneficiary for a single sum payment or an annuity form permitted by Section 72(s) of the Code.

Fixed Account. The Fixed Account is the general account of ReliaStar Life, which consists of all assets of ReliaStar Life other than those allocated to separate accounts of ReliaStar Life.

Fixed Annuity. An annuity with payments that do not vary as to dollar amount.

Funds. Any open-end management investment company (or portfolio thereof) or unit investment trust (or series thereof) in which a Subaccount invests.

Qualified Plan. A retirement plan under Sections 401, 408 or 408A or some provisions of 403 and 456 of the Code.

Specified Contract Anniversary. Each consecutive six year anniversary date measured from the date the contract was issued. The Specified Contract Anniversary is used to determine the Death Benefit payable if the Contract Owner dies before the Annuity Commencement Date. (See “Death Benefit Before the Annuity Commencement Date.”)

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Subaccount. That portion of the Variable Account which invests in shares of a specific Fund.

Subaccount Accumulation Unit. A unit of measure used to determine the Variable Account Contract Value before annuity payments start.

Successor Beneficiary. The person named to become the Beneficiary if the Beneficiary is not alive.

Valuation Date. Each day on which the New York Stock Exchange is open for business except for a day that a Subaccount’s corresponding Fund does not value its shares. ReliaStar Life reserves the right to revise the definition of Valuation Date as needed in accordance with applicable federal securities laws and regulations.

Valuation Period. A Valuation Period is the period between two successive Valuation Dates, commencing at the close of business of a Valuation Date (normally at 4.00 p.m., Eastern Time) and ending at the close of business on the next Valuation Date (normally at 4:00 p.m., Eastern Time). ReliaStar Life reserves the right to revise the definition of Valuation Period as needed in accordance with applicable federal securities laws and regulations.

Variable Account. A separate account of ReliaStar Life consisting of assets set aside by ReliaStar Life, the investment performance of which is kept separate from that of the general assets of ReliaStar Life.

Variable Annuity. A series of periodic payments to the contract payee that will vary in amount, primarily based on the investment results of the Subaccounts under the contract.

Variable Annuity Unit. A unit of measure used in the calculation of the second and each subsequent Variable Annuity payment from the Variable Account.

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SUMMARY OF CONTRACT EXPENSES

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. See “Charges Made By ReliaStar Life” for additional information about each of these fees and expenses.

Maximum Contract Owner Transaction Expenses. The following table describes the fees and expenses you will pay at the time you buy the contract, surrender the contract or make transfers between the Subaccounts or to the Fixed Account. State premium taxes may also be deducted. See “Premium and Other Taxes.”

Sales Charge Imposed on Purchases Maximum Surrender Charge (a) Partial Surrender Fee (b)	None 6% 2% of the partial surrender amount, up to $25
Transfer Charge (c)	$25

Periodic Fees and Expenses. The following table describes the fees and expenses you will pay periodically during the time you own the contract, not including Fund fees and expenses.

Annual Contract Charge

$30

Variable Account Annual Expenses (as a percentage of average Variable Account Contract Value):

Mortality and Expense Risk Premiums	1.25%
Administration Charge	0.15%
Total Variable Account Annual Expenses	1.40%

(a)	The surrender charge is percentage of amounts surrendered attributable to purchase payments made in the last six Contract Years. The percentage declines over time. In certain situations amounts can be surrendered without any surrender charge. See “Surrender Charge (Contingent Deferred Sales Charge).”

(b)	ReliaStar Life currently does not assess this fee. See “Partial Surrenders.”

(c)	ReliaStar Life currently imposes this charge only on transfers after the 12th transfer in a Contract Year. See “Transfer Charge.”

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Expenses of the Funds. The following table shows the minimum and maximum total gross annual Fund expenses that you may pay during the time you own the contract. Fund expenses vary from Fund to Fund and may change from year to year. For more detail about a Fund’s fees and expenses, review the Fund’s prospectus. See also “Expenses of the Funds.”

	Minimum	Maximum
Total Gross Annual Fund Expenses [d] (deducted from Fund assets)	0.26%	1.25%

Total gross annual Fund expenses are deducted from amounts that are allocated to the Fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including ReliaStar Life and its affiliates, for administrative and Contract Owner services provided on behalf of the Fund. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of Fund shares.

If a Fund is structured as a “Fund of Funds,” total gross annual Fund expenses also include the fees associated with the Fund or Funds in which it invests. Because of this a Fund that is structured as a “Fund of Funds” may have higher fees and expenses than a Fund that invests directly in debt and equity securities. For a list of the “Fund of Funds” available through the contract, see the chart of Funds available through the Variable Account on page 10.

(d)	Some Funds that are available through the contract have contractual arrangements to waive and/or reimburse certain Fund fees and expenses. The minimum and maximum total gross annual Fund expenses shown above do not reflect any of these waiver and/or reimbursement arrangements.

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Examples. These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, periodic fees and expenses, including the annual contract charge of $30 (converted to a percentage of assets equal to 0.092%), and Fund fees and expenses.

Example 1: The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum Fund fees and expenses without taking into account any expense reimbursements or fee waivers. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you surrender your contract at the end of the
applicable time period:	$877	$1,351	$1,851	$3,072
If you annuitize your contract at the end of the applicable
time period:*	$877	$851	$1,451	$3,072
If you do not surrender your contract at the end of the
applicable time period:	$277	$851	$1,451	$3,072

Example 2: The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the minimum Fund fees and expenses without taking into account any expense reimbursements or fee waivers. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you surrender your contract at the end of the
applicable time period:	$778	$1,052	$1,350	$2,065
If you annuitize your contract at the end of the applicable
time period:*	$778	$752	$950	$2,065
If you do not surrender your contract at the end of the
applicable time period:	$178	$752	$950	$2,065

ReliaStar Life and certain of its insurance company affiliates offers other variable annuity contracts that also invest in the Funds. These contracts may have charges that could affect the value of their Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, contact your agent/registered representative or call 1-877-884-5050.

For performance information and Condensed Financial Information, see Appendix C.

*	If the contract’s Annuity Commencement Date occurs during the first two Contract Years following the date the contract was issued, a surrender charge is deducted and the expenses shown in year one reflect this deduction.

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RELIASTAR LIFE

ReliaStar Life is a stock life insurance company organized in 1885 and incorporated under the laws of the State of Minnesota. ReliaStar Life offers individual life insurance and annuities, employee benefits and retirement contracts. Our home office is located at 20 Washington Avenue South, Minneapolis, Minnesota 55401 (612-372-5597).

ReliaStar Life is an indirect, wholly owned subsidiary of ING Groep N.V. (“ING”). ING Groep N.V. is a global financial institution active in the fields of insurance, banking and asset management. ING is headquartered in Amsterdam, The Netherlands. Although ReliaStar Life is a subsidiary of ING, ING is not responsible for the obligations under the contract. The obligations under the contract are solely the responsibility of ReliaStar Life.

The contracts described in this prospectus are nonparticipating. The capital and surplus of ReliaStar Life should be considered as bearing only upon the ability of ReliaStar Life to meet its obligations under the contracts.

ReliaStar Life is a member of the Insurance Marketplace Standard Association (“IMSA”). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

Regulatory Developments -- ReliaStar Life and the Industry

As with many financial services companies, ReliaStar Life and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, ReliaStar Life and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters. Federal and state regulators and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ReliaStar Life and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving ReliaStar Life. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ReliaStar Life is engaged. In light of these and other developments, U.S. affiliates of ING, including ReliaStar Life, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual Funds and variable insurance products. This activity has primarily focused on inappropriate trading of Fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on Fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual Fund trading in ING insurance, retirement, and mutual Fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

Select*Annuity III

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual Funds within the variable insurance and mutual Fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in reports previously filed by affiliates of ReliaStar Life with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to ReliaStar Life or certain ING affiliates before investigations relating to Fund trading are completed. The potential outcome of such action is difficult to predict but could subject ReliaStar Life or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S. based operations, including ReliaStar Life.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S. based operations, including ReliaStar Life.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes certain requirements relating to non-qualified annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Code. See FEDERAL TAX STATUS, page 30, for further discussion of some of these requirements. Failure to administer certain non-qualified product features (for example, contractual annuity dates) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities or insurance requirements could subject ReliaStar Life to administrative penalties, unanticipated remediation or other claims and costs.

THE VARIABLE ACCOUNT

The Variable Account is a separate account of ReliaStar Life established by the Board of Directors of ReliaStar Life on November 12, 1981, pursuant to the laws of the State of Minnesota. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account, ReliaStar Life or the Funds. ReliaStar Life has complete ownership and control of the assets in the Variable Account, but these assets are held separately from ReliaStar Life’s other assets and are not part of ReliaStar Life’s general account.

The portion of the assets of the Variable Account equal to the reserves and other contract liabilities of the Variable Account will not be charged with liabilities incurred in any other business that ReliaStar Life may conduct. ReliaStar Life has the right to transfer to its general account any assets of the Variable Account that are in excess of such reserves and other liabilities. The income, if any, and gains and losses, realized or unrealized, of the Variable Account will be credited to or charged against the Variable Account in accordance with the contracts supported by the Variable Account, without regard to the other income, gains or losses of ReliaStar Life.

Purchase payments allocated to the Variable Account under a contract are invested in one or more Subaccounts of the Variable Account, as selected by you, the Owner. The future Variable Account Contract Value depends primarily on the investment performance of the Funds whose shares are held in the Subaccounts selected.

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INVESTMENTS OF THE VARIABLE ACCOUNT

When you apply for a contract, you can allocate purchase payments to one or more of the available Subaccounts. Each Subaccount invests in shares of one of the Funds at its net asset value. As Owner, you can change a purchase payment allocation for future purchase payments and can transfer all or part of the values in a Subaccount to another Subaccount. An Owner may make transfers to the Fixed Account from the Variable Account at any time. The following chart lists the Funds that are available through the Variable Account.

Certain of these Funds that are available through the Variable Account are structured as “Fund of Funds.” A “Fund of Funds” may have higher fees and expenses than a Fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying Funds in which they invest. The “Fund of Funds” available through the Contract are identified below.

Funds Available Through the Variable Account

  American Funds – Growth Fund (Class 2)
  American Funds – Growth-Income Fund (Class 2)
  American Funds – International Fund (Class 2)
  Fidelity® VIP Contrafund® Portfolio (Initial Class)
  Fidelity® VIP Equity-Income Portfolio (Initial Class)
  ING AllianceBernstein Mid Cap Growth Portfolio (Class I)
  ING BlackRock Large Cap Growth Portfolio (Class I)
  ING Evergreen Health Sciences Portfolio (Class I)
  ING Evergreen Omega Portfolio (Class I)
  ING FMRSM Diversified Mid Cap Portfolio (Class I)
  ING Focus 5 Portfolio (Class I)
  ING Franklin Templeton Founding Strategy Portfolio (Class I)*
  ING Global Real Estate Portfolio (Class S)
  ING Global Resources Portfolio (Class I)
  ING JPMorgan Emerging Markets Equity Portfolio (Class I)
  ING JPMorgan Small Cap Core Equity Portfolio (Class I)
  ING JPMorgan Value Opportunities Portfolio (Class I)
  ING Julius Baer Foreign Portfolio (Class I)
  ING Legg Mason Value Portfolio (Class I)
  ING LifeStyle Aggressive Growth Portfolio (Class I)*
  ING LifeStyle Growth Portfolio (Class I)*
  ING LifeStyle Moderate Growth Portfolio (Class I)*
  ING LifeStyle Moderate Portfolio (Class I)*
  ING Limited Maturity Bond Portfolio (Class S)
  ING Liquid Assets Portfolio (Class I)
  ING Marsico Growth Portfolio (Class I)
  ING Marsico International Opportunities Portfolio (Class I)
  ING MFS Total Return Portfolio (Class I)
  ING MFS Utilities Portfolio (Class I)
  ING Oppenheimer Main Street Portfolio Ò Class I)
  ING PIMCO Core Bond Portfolio (Class I)
  ING Pioneer Fund Portfolio (Class I)
  ING Pioneer Mid Cap Value Portfolio (Class I)
  ING Stock Index Portfolio (Class I)
  ING T. Rowe Price Capital Appreciation Portfolio (Class I)
  ING T. Rowe Price Equity Income Portfolio (Class I)
  ING Van Kampen Capital Growth Portfolio (Class I)
  ING Van Kampen Growth and Income Portfolio (Class S)
  ING VP Index Plus International Equity Portfolio (Class S)
  ING Wells Fargo Small Cap Disciplined Portfolio (Class I)
  ING Baron Small Cap Growth Portfolio (I Class)
  ING Columbia Small Cap Value II Portfolio (I Class)
  ING JP Morgan Mid Cap Value Portfolio (I Class)
  ING Neuberger Berman Partners Portfolio (I Class)
  ING Oppenheimer Global Portfolio (I Class)
  ING Oppenheimer Strategic Income Portfolio (S Class)
  ING Pioneer High Yield Portfolio (I Class)
  ING T. Rowe Price Diversified Mid Cap Growth Portfolio (I Class)
  ING UBS U.S. Large Cap Equity Portfolio (I Class)
  ING Van Kampen Comstock Portfolio (I Class)
  ING Van Kampen Equity and Income Portfolio (I Class)
  ING VP Balanced Portfolio (Class I)
  ING VP Intermediate Bond Portfolio (Class I)
  ING Lehman Brothers U.S. Aggregate Bond Index Ò Portfolio (Class I)
  ING RussellTM Small Cap Index Portfolio (Class I)
  ING VP Index Plus LargeCap Portfolio (Class I)
  ING VP Index Plus MidCap Portfolio (Class I)
  ING VP Index Plus SmallCap Portfolio (Class I)
  ING VP SmallCap Opportunities Portfolio (Class I)
  Neuberger Berman AMT Socially Responsive Portfolio® (Class I)
*	These Funds are structured as “Fund of Funds.” See the “Expenses of the Funds” table and “Expenses of the Funds” for more information about “Fund of Funds.”

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Certain Funds available through the Variable Account have names, investment objectives and policies similar to the names, investment objectives and policies of other Funds managed by the Fund’s investment adviser. The investment results of a Fund, however, may be higher or lower than those of other Funds managed by the same adviser. There can be no assurance, and no representation is made, that the investment results of any Fund will be comparable to those of another Fund managed by the same investment adviser.

See Appendix B to this prospectus for more information about the Funds available through the Variable Account, including information about each Fund’s investment adviser/subadviser and investment objective. More detailed information about each Fund, including information about their investment risks and fees and expenses, can be found in the Fund’s current prospectus and Statement of Additional Information. The Fund prospectuses should be read carefully before any allocation to, or transfers among, the Subaccounts. You may obtain these documents by contacting us at the ING Customer Service Center.

There is no assurance that the stated objectives and policies of any of the Funds will be achieved. Shares of the Funds will rise and fall in value and you could lose money by investing in the Funds. Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all Funds are diversified, as defined under the 1940 Act.

ReliaStar Life reserves the right, subject to compliance with the law, to offer additional Funds.

The Funds are available to registered separate accounts of ReliaStar Life and to insurance companies other than ReliaStar Life, offering variable annuity contracts and variable life insurance policies. ReliaStar Life currently does not foresee any disadvantages to Owners resulting from the Funds selling shares to fund products other than the contracts. However, there is a possibility that a material conflict may arise between Owners whose Contract Values are allocated to the Variable Account and the owners of variable life insurance policies and variable annuity contracts issued by ReliaStar Life or by such other companies whose assets are allocated to one or more other separate accounts investing in any one of the Funds. In the event of a material conflict, ReliaStar Life will take any necessary steps, including removing the Fund from the Variable Account, to resolve the matter. The Board of Directors or Trustees of each Fund will monitor events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to those events or conflicts. See each individual Fund prospectus for more information.

Reinvestment

The Funds have, as a policy, the distribution of income, dividends and capital gains. However, under the contracts there is an automatic reinvestment of such distributions.

Addition, Deletion or Substitution of Fund Shares

ReliaStar Life reserves the right, subject to applicable law and any required regulatory approvals, to make additions to, deletions from or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase:

  ReliaStar Life reserves the right to establish additional Subaccounts of the Variable Account each of which would invest in shares corresponding to a new or another investment company portfolio or delete Subaccounts.
  Any new Subaccounts may be made available to existing Contract Owners on a basis to be determined byReliaStar Life.

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  ReliaStar Life may, in its sole discretion, eliminate one or more Subaccounts, combine two or more Subaccounts or close such Subaccounts to new premium or transfers, if marketing needs, tax or regulatory considerations or investment conditions warrant. ReliaStar Life will notify you in advance by a supplement to this prospectus if it closes a Subaccount. If ReliaStar Life eliminates, closes or combines a Subaccount or if a Subaccount is otherwise unavailable for new investment, all future premiums directed to the Subaccount that was eliminated, closed or combined or otherwise unavailable may be automatically allocated among the other available Subaccounts according to your most recent allocation instructions. If your most recent allocation instructions do not include any available Funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting the ING Customer Service Center. See also the “Transfers” section of this prospectus for information about making Subaccount allocation changes;
  If the shares of a Fund are closed or otherwise no longer available for investment, or if, in ReliaStar Life’s judgment, further investment in a Fund should become inappropriate in view of the purposes of the Variable Account or when, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant, ReliaStar Life may redeem the shares of that Fund and substitute shares of another registered open-end investment company. The new Funds may have higher fees and charges than the ones they replaced.

In the event of any such substitution, deletion or change, ReliaStar Life may make such changes as may be necessary or appropriate to reflect such substitution, deletion or change. If all or a portion of your investments are allocated to any of the current Funds that are being substituted for or deleted on the date such action is announced, you may transfer the portion of the Accumulation Value affected without payment of a transfer charge to available Subaccounts.

ReliaStar will not make a change, until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC, and approved, if necessary, by the appropriate state insurance department(s). ReliaStar will notify you of any changes.

If deemed by us to be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act, it may be deregistered under the 1940 Act in the event such registration is no longer required or it may be combined with our other separate accounts.

CHARGES MADE BY RELIASTAR LIFE

ReliaStar Life deducts the charges described below to cover our costs and expenses, the services we provide and the risks we assume under the contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Surrender Charge (Contingent Deferred Sales Charge)

No deduction for a sales charge is made from purchase payments. However, a surrender charge (which may be deemed a contingent deferred sales charge) may be assessed. This charge is intended to reimburse ReliaStar Life for expenses relating to the sale of the contracts, including commissions to sales personnel, costs of sales material and other promotional activities and sales administration costs.

If part or all of a contract’s value is surrendered or, except for contracts issued in the State of Washington, if the contract’s Annuity Commencement Date occurs within the first two years after the contract is issued, surrender charges may be assessed by ReliaStar Life.

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In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn will be the amount you specified, adjusted by any applicable surrender charge.

Computation of Surrender Charges -- For purposes of determining surrender charges, surrenders shall first be taken from Old Purchase Payments until they are exhausted, then from New Purchase Payments until they are exhausted and thereafter from Contract Earnings.

  “New Purchase Payments” are those contract purchase payments received by ReliaStar Life during the Contract Year in which the surrender occurs or in the five immediately preceding Contract Years;
  “Old Purchase Payments” are those contract purchase payments not defined as New Purchase Payments; and
  “Contract Earnings” at any Valuation Date is the Contract Value less the sum of New Purchase Payments and Old Purchase Payments.

Total Surrenders; Amount of Surrender Charge -- The surrender charge for a total surrender is determined by multiplying the amount of each New Purchase Payment surrendered, that is not eligible for a free surrender, by the applicable surrender charge percentage as set forth in the following table:

Surrender Charge Percentage Table

Contract Year of Surrender	Surrender Charge as a
Minus Contract Year of	Percentage of Each
Purchase Payment	Purchase Payment

0-1	6%
2-3	5
4-5	4
6 and later	0

Free Surrenders -- Surrenders taken from the following amounts (“Free Surrenders”) are not subject to a surrender charge during any Contract Year: (a) any Old Purchase Payments not already surrendered; (b) 10% of all New Purchase Payments that have been received by ReliaStar Life (with the exception of systematic withdrawals, this does not apply to surrenders made during the first Contract Year nor to any surrenders after the first surrender made in each Contract Year thereafter); and (c) any contract earnings being surrendered.

Partial Surrenders -- The amount of the partial surrender subject to a surrender charge is determined by dividing (a) the portion of each New Purchase Payment to be surrendered that is not eligible for a Free Surrender by (b) one minus the applicable surrender charge percentage from the Surrender Charge Percentage Table set forth above. The resulting amount for each New Purchase Payment to be surrendered is then multiplied by the applicable surrender charge percentage from the Surrender Charge Percentage Table shown above to arrive at the amount of surrender charge to be assessed. The total of the amount surrendered will be subject to the surrender charge.

If the surrender charge is less than the Contract Value that remains immediately after surrender, it will be deducted proportionately from the Subaccounts that make up such Contract Value. If the surrender charge is more than such remaining Contract Value, the portion of the surrender charge that can be deducted from such remaining Contract Value will be so deducted and the balance will be deducted from the surrender payment. In computing surrenders, any portion of a surrender charge that is deducted from the remaining Contract Value will be deemed a part of the surrender.

In addition, ReliaStar Life reserves the right to assess a partial surrender fee. This fee is the lesser of 2% of the partial surrender amount or $25. ReliaStar Life currently does not assess this fee.

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Annual Contract Charge

Each year on the Contract Anniversary, ReliaStar Life deducts an annual contract charge of $30 from the Contract Value. ReliaStar Life will not increase the annual contract charge. In any Contract Year when a contract is surrendered for its full value on other than the Contract Anniversary, the annual contract charge will be deducted at the time of such surrender. If a Fixed Annuity payment or a Variable Annuity payment is selected, then the annual contract charge will be assessed and deducted in equal installments from each annuity payment. When more than one annuity is selected, then a separate annual contract charge will be assessed against each annuity.

Waiver of Charges

Waiver of Annual Contract Charge -- ReliaStar Life reserves the right to waive the annual contract charge for contracts applied for on or after September 1, 1998 where the cumulative purchase payments, less any cumulative partial surrenders, exceed $50,000. ReliaStar Life reserves the right to reinstate the annual contract charge on contracts previously qualifying for the waiver, if the cumulative purchase payments, less any cumulative partial surrenders, equals or falls below $50,000 or if ReliaStar Life withdraws the waiver of the charge.

ReliaStar Life will not waive the annual contract charges assessed and deducted from annuity payments.

Waiver of Surrender Charge -- Under certain circumstances as defined in the contract and the rider(s) related to the provisions below, beginning one year after the effectiveness of the rider(s) ReliaStar Life will permit the Contract Owner to access his or her money in the contract. ReliaStar Life will permit a full or partial surrender without a surrender charge (1) if the Contract Owner becomes terminally ill; (2) if the Contract Owner becomes confined to a skilled nursing facility or hospital; and (3) if and so long as the Contract Owner is disabled. If the Contract Owner is unemployed for at least 90 consecutive days the Owner can take, on a one time basis, up to 50% of the Contract Value of the contract without incurring a surrender charge.

These waivers are subject to the specific provisions of the rider(s) and may not be available in all states.

Mortality Risk Premium

The Variable Annuity payments made to Annuitants will vary in accordance with the investment performance of the Subaccounts selected by the Owner. However, they will not be affected by the mortality experience (death rate) of persons receiving annuity payments from the Variable Account. ReliaStar Life assumes this “mortality risk” and has guaranteed the annuity rates incorporated in the contract, which cannot be changed.

To compensate ReliaStar Life for assuming this mortality risk and the mortality risk that Beneficiaries of Annuitants dying before the Annuity Commencement Date may receive amounts in excess of the then current Contract Value (see “Death Benefit Before the Annuity Commencement Date”), ReliaStar Life deducts a mortality risk premium from the Variable Account Contract Value. The deduction is made daily in an amount that is equal to an annual rate of 0.85% of the daily Contract Values under the Variable Account.

Once it is set, ReliaStar Life may not change the rate charged for the mortality risk premium under any contract.

Expense Risk Premium

ReliaStar Life will not increase charges for administrative expenses regardless of its actual expenses. To compensate ReliaStar Life for assuming this expense risk, ReliaStar Life deducts an expense risk premium from the Variable Account Contract Value. The deduction is made daily in an amount that is equal to an annual rate of 0.40% of the daily Variable Account Contract Values.

Once it is set, ReliaStar Life may not change the rate of the expense risk premium under any contract.

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Administration Charge

ReliaStar Life deducts a daily administration charge from the Variable Account Contract Value in an amount equal to an annual rate of 0.15% of the daily Contract Values under the Variable Account. This charge is deducted to reimburse ReliaStar Life for the cost of providing administrative services under the contracts and the Variable Account. ReliaStar Life may not change the rate of the administration charge under any contract.

Once it is set, ReliaStar Life may not change the rate of the administration charge under any contract.

Transfer Charge

ReliaStar Life currently assesses a transfer charge of $25 per transfer for transfers between the Subaccounts or the Fixed Account after the 12th transfer in a Contract Year. We reserve the right to charge up to $25 on all transfers and to limit the number of transfers.

Premium and Other Taxes

Various states and other governmental entities levy a premium tax, currently ranging up to 3.5%, on annuity contracts issued by insurance companies. If the Owner of the contract lives in a governmental jurisdiction that levies such a tax, ReliaStar Life will pay the taxes when due and reserves the right to deduct the amount of the tax either from purchase payments as they are received or from the Contract Value at the Annuity Commencement Date (immediately before the Contract Value is applied to an annuity form) as permitted or required by applicable law.

Premium tax rates are subject to change from time to time by legislative and other governmental action. The timing of tax levies also varies from one taxing authority to another. Consequently, in many cases the purchaser of a contract will not be able to accurately determine the premium tax applicable to the contract. ReliaStar Life reserves the right to deduct charges for any other tax or economic burden resulting from the application of the tax laws that it determines to be applicable to the contract.

General: Reduction or Waiver of Charges or Minimum Purchase Payments

Any of the charges under the contract, as well as the minimum purchase payment requirements set forth in this prospectus, may be reduced due to special circumstances that result in lower sales, administrative or mortality expenses. For example, special circumstances may exist in connection with group or sponsored arrangements, sales to ReliaStar Life’s policy and Contract Owners or those of affiliated insurance companies or sales to employees or clients of ReliaStar Life or ReliaStar Life’s affiliates. The amount of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the different mortality experience expected as a result of, the special circumstances. Reductions will not be unfairly discriminatory against any person, including the affected policy or Contract Owners and owners of all other contracts funded by the Variable Account.

Expenses of the Funds

As shown in the Fund prospectuses and described in the “Expenses of the Funds” table of this prospectus, each Fund deducts management fees from the amounts allocated to the Funds. In addition, each Fund deducts other expenses which may include service fees that may be used to compensate service providers, including ReliaStar Life and its affiliates, for administrative and Contract Owner services provided on behalf of the Fund. Furthermore, certain Funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of Fund shares. For a more complete description of the Funds’ fees and expenses, review each Fund’s prospectus.

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ReliaStar Life or its U.S. affiliates receives substantial revenue from each of the Funds or the Funds’ affiliates, although the amount and types of revenue vary with respect to each of the Funds offered through the contract. This revenue is one of several factors ReliaStar Life considers when determining the contract fees and charges and whether to offer a Fund through our contracts. Fund revenue is important to ReliaStar Life’s profitability, and it is generally more profitable for us to offer affiliated Funds than to offer unaffiliated Funds.

In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to Funds managed by Directed Services LLC or other ReliaStar Life affiliates, which Funds may or may not also be subadvised by another company affiliate. Assets allocated to Funds managed by a company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated Funds generate the least amount of revenue. ReliaStar Life expects to make a profit from this revenue to the extent it exceeds its expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds. Affiliated Funds are (a) Funds managed by Directed Services LLC or other company affiliates, which Funds may or may not also be subadvised by another company affiliate; and (b) Funds managed by a company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by ReliaStar Life from affiliated Funds may include:

  A share of the management fee deducted from Fund assets;
  Service fees that are deducted from Fund assets;
  For certain share classes, ReliaStar Life or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from Fund assets; and
  Other revenues that may be based either on an annual percentage of average net assets held in the Fund by ReliaStar life or a percentage of the Fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated Funds subadvised by unaffiliated third parties, any sharing of the management fee between ReliaStar Life and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fees has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with ReliaStar Life.

Types of Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated Funds or their affiliates is based on an annual percentage of the average net assets held in that Fund by ReliaStar Life. Some unaffiliated Funds or their affiliates pay us more than others and some of the amounts ReliaStar Life receives may be significant.

Revenues received by ReliaStar Life from unaffiliated Funds and/or their affiliates may include:

  For certain Funds, compensation paid from 12b-1 fees or service fees that are deducted from Fund assets; and
  Additional payments for administrative, recordkeeping or other services that we provide to the Funds or their affiliates, such as processing purchase and redemption requests, and mailing Fund prospectuses, periodic reports and proxy materials. These additional payments may be used by us to finance distribution of the contract.
  For certain Funds, compensation paid from 12b-1 fees or service fees that are deducted from Fund assets; and
  Additional payments for administrative, recordkeeping or other services that we provide to the Funds or their affiliates, such as processing purchase and redemption requests and mailing Fund prospectuses, periodic reports and proxy materials. These additional payments may be used by us to finance distribution of the policy.

These revenues are received as cash payments, and if the three unaffiliated Fund families currently offered through the contract were individually ranked according to the total amount they paid to ReliaStar Life or its affiliates in 2007, that ranking would be as follows:

  Fidelity Ò Variable Insurance Product Portfolios;
  Neuberger Berman AMT Portfolios Ò ; and
  American Funds Insurance Series.

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If the revenues received from affiliated Funds were included in this list, payments from Directed Services LLC and other company affiliates would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated Funds described above, affiliated and unaffiliated Funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a Fund’s investment adviser, subadviser or affiliate may make fixed dollar payments to help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to:

  Co-branded marketing materials;
  Targeted marketing sales opportunities;
  Training opportunities at meetings;
  Training modules for sales personnel; and
  Opportunity to host due diligence meetings for representatives and wholesalers.

Certain Funds that are available through the Variable Account are structured as “Fund of Funds.” These Funds may have higher fees and expenses than a Fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying Funds in which they invest. These Funds are affiliated Funds and the underlying Funds in which they invest may be affiliated Funds as well. The Fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying Fund or Funds. The “Fund of Funds” available through the contract are identified in the list of Funds available through the Variable Account on page 10.

Please note that certain management personnel and other employees of ReliaStar Life or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated Funds. See “Distribution of the Contract.”

ADMINISTRATION OF THE CONTRACTS

ReliaStar Life assumes the responsibilities of performing certain administrative functions relating to the contracts and the Variable Account. These functions include, among other things, maintaining the books and records of the Variable Account and the Subaccounts and maintaining records of the name, address, taxpayer identification number, contract number, type of contract issued to each Owner, Contract Value and other pertinent information necessary to the administration and operation of the contracts. These administrative functions are located at the ING Customer Service Center, P.O. Box 5050, Minot, North Dakota 58703; Telephone 1-877-884-5050.

THE CONTRACTS

The contracts are designed for sale as non-qualified contracts and also for retirement plans that may be Qualified Plans. A single purchase payment can be made for a deferred annuity or subsequent purchase payments can be made up to the maximum level of funding set forth below. The minimum amount ReliaStar Life will accept as an initial purchase payment is $5,000 for non-qualified contracts and $2,000 for qualified contracts. ReliaStar Life may choose not to accept any subsequent purchase payment for a non-qualified contract if it is less than $500 and for a qualified contract if it is less than $200. ReliaStar Life may also choose not to accept any subsequent purchase payment if the purchase payment together with the Contract Value at the next Valuation Date exceeds $1,000,000. Any purchase payment not accepted by ReliaStar Life will be refunded. ReliaStar Life reserves the right to accept smaller or larger initial and subsequent purchase payments in connection with special circumstances, such as sales through group or sponsored arrangements.

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Factors to Consider in the Purchase Decision

The decision to purchase the contract should be discussed with a qualified financial representative and tax adviser, making sure that you understand the Subaccounts it provides, its other features, the risks and potential benefits you will face and the fees and expenses you will incur when, together with a qualified financial representative and tax adviser, you consider an investment in the contract.

  Long-Term Investment - This contract is a long-term investment and is typically most useful as part of a personal retirement plan. Early withdrawals may expose you to surrender charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time your purchase payments are left in the contract.
  You should not purchase the contract if you are looking for a short-term investment or expect to need to makewithdrawals before you are 59½.
  Investment Risk - The value of the Funds available under the contract may fluctuate with the markets and interest rates. You should not purchase the contract in order to invest in the Funds if you cannot risk getting back less money than you put in.
  Features and Fees - The fees for the contract reflect costs associated with the features and benefits it provides. As you consider the contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.
  Exchanges - If the contract will be a replacement for another annuity contract, you should compare the two options carefully, compare the costs associated with each and identify additional benefits available under the contract. You should consider whether these additional benefits justify incurring a new schedule of surrender charges or any increased charges that might apply under this contract. Also, be sure to talk to your financial representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.
  Tax Favored Arrangement - If you are purchasing the contract through a tax favored arrangement, including Individual Retirement Annuities (“IRAs”) and Roth IRAs, you should carefully consider the costs and benefits of the contract (including annuity income benefits) before purchasing the contract. Under the Federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in relation to a Qualified Plan, an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the Qualified Plan itself. However, annuities do provide other features and benefits (such as the Death Benefit or the option of lifetime annuity payments at established rates) that may be valuable to you. You should discuss your alternatives with a qualified tax adviser or registered representative taking into account the additional fees and expenses you may incur in an annuity.

There may be differences in your contract (such as differences in fees, charges and benefits) from the one described in this prospectus because of the requirements of the state where ReliaStar issued your contract. Consult your contract for its specific terms.

OTHER PRODUCTS

ReliaStar Life and our affiliates offer various other products with different features and terms than the contracts, and that may offer some or all of the same Funds. These products have different benefits, fees and charges, and may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact the ING Customer Service Center or your agent/registered representative.

Allocation of Purchase Payments

Purchase payments can be allocated by the Owner to one or more of the available Subaccounts of the Variable Account (see “Funds Available Through the Variable Account,”) and/or to the Fixed Account (see Appendix A). The Fixed Account is not available to Contract Owners in the States of Maryland, Oregon, South Carolina and Washington. Any purchase payment or portion thereof for which no allocation election is made will be returned to the Owner.

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The initial purchase payment will be allocated not later than two business days after receipt, if the application and all information necessary for processing the contract are complete. ReliaStar Life may retain purchase payments for up to five business days while attempting to complete an incomplete application. If the application cannot be made complete within this period, the applicant will be informed of the reasons for the delay and the purchase payment will be returned immediately. Once the completed application is received, the payment must be allocated within two business days according to the applicant’s premium allocation instructions. ReliaStar Life will make inquiry to discover any missing information related to subsequent payments. For any subsequent purchase payments, the payments will be credited at the Subaccount accumulation unit value next determined after receipt of the purchase payment.

If the applicant’s most recent premium allocation instructions includes a Fund that corresponds to a Subaccount that is closed to new investment or is otherwise unavailable, net premium received that would have been allocated to the Subaccount corresponding to the closed or otherwise unavailable Fund may be automatically allocated among the other available Subaccounts according to your most recent allocation instructions. If your most recent allocation instructions do not include any available Funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting the ING Customer Service Center. See also the “Transfers” section of this prospectus for information about making Subaccount allocation changes;

Upon allocation to Subaccounts of the Variable Account, a purchase payment is converted into accumulation units of the Subaccount. The amount of the purchase payment allocated to a particular Subaccount is divided by the value of an accumulation unit for the Subaccount to determine the number of accumulation units of the Subaccount to be held in the Variable Account with respect to the contract. The net investment results of each Subaccount vary primarily with the investment performance of the Fund whose shares are held in the Subaccount.

A Fund may impose a minimum purchase requirement. If that minimum purchase requirement exceeds the aggregate of all purchase payments received by ReliaStar Life, less any redemption of Fund shares resulting from transfers or surrenders, on any given day that are to be applied to a Subaccount for the purchase of shares of such Fund, such purchase payments will be refunded.

Subaccount Accumulation Unit Value

Each Subaccount Accumulation Unit was initially valued at $10 when the first Fund shares were purchased. Thereafter the value of each Subaccount Accumulation Unit will vary up or down according to a net investment factor, which is primarily based on the investment performance of the applicable Fund. Fund shares in the Subaccounts will be valued at their net asset value.

Dividend and capital gain distributions from a Fund will be automatically reinvested in additional shares of such Fund and allocated to the appropriate Subaccount. The number of Subaccount Accumulation Units does not increase because of the additional shares, but the accumulation unit value may increase.

Net Investment Factor

The net investment factor is an index number which reflects charges under the contract and the investment performance during a Valuation Period of the Fund whose shares are held in the particular Subaccount. If the net investment factor is greater than one, the value of a Subaccount Accumulation Unit has increased. If the net investment factor is less than one, the value of a Subaccount Accumulation Unit has decreased. The net investment factor is determined by dividing (1) by (2) then subtracting (3) from the result, where:

(1)	Is the net result of:

	(a)	the net asset value per share of the Fund shares held in the Subaccount, determined at the end of the current

Valuation Period, plus

	(b)	the per share amount of any dividend or capital gain distributions made on the Fund shares held in the

Subaccount during the current Valuation Period, plus or minus

	(c)	a per share charge or credit for any taxes reserved for which ReliaStar Life determines to have resulted from the investment operations of the Subaccount and to be applicable to the contract;

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(2)	Is the net result of:

	(a)	the net asset value per share of the Fund shares held in the Subaccount, determined at the end of the last prior Valuation Period, plus or minus

	(b)	a per share charge or credit for any taxes reserved for during the last prior Valuation Period which ReliaStar Life determines to have resulted from the investment operations of the Subaccount and to be applicable to the contract; and

(3)	Is a factor representing the mortality risk premium, the expense risk premium and the administration charge deducted from the Subaccount which factor is equal, on an annual basis, to 1.40% of the daily net asset value of the Subaccount.

Death Benefit Before the Annuity Commencement Date

If the Owner, including any joint Owner, dies before the Annuity Commencement Date, the Beneficiary will be entitled to receive the Death Benefit. The Death Benefit will be:

(1)	If any Owner (including the Annuitant) dies on or before the first day of the month following the Owner’s 85th birthday, the greater of (i) the Contract Value on the Death Benefit Valuation Date; or (ii) the sum of the purchase payments received by ReliaStar Life under the contract to the Death Benefit Valuation Date, less any surrender payments previously made by ReliaStar Life; or (iii) the Contract Value on the Specified Contract Anniversary (immediately preceding the Owner’s death), plus any Purchase Payments and reduced by any surrender payments since that anniversary;

(2)	If any Owner (including the Annuitant) dies after the first day of the month following the Owner’s 85th birthday, the Contract Value on the Death Benefit Valuation Date.

If a single sum is requested, it will be paid within seven days after the Death Benefit Valuation Date. If an annuity form is requested, it may be any annuity form permitted by Section 72(s) of the Code and that ReliaStar Life is willing to issue. An annuity form selection must be in writing and must be received by ReliaStar Life within 60 days after the date of the Owner’s death, otherwise the Death Benefit as of the Death Benefit Valuation Date will be paid in a single sum to the Beneficiary and the contract will be canceled.

If the only Beneficiary is the Owner’s surviving spouse, such spouse may continue the contract as the Owner and then (1) select a single sum payment or (2) select any annuity form that does not exceed such spouse’s life expectancy.

If the Beneficiary elects to receive annuity payments under an annuity form, the amount and duration of payments may vary depending on the annuity form selected and whether Fixed and/or Variable Annuity payments are requested. (See “Annuity Provisions.”) Repayments cannot extend beyond the life or life expectancy of the Beneficiary.

Death Benefit After the Annuity Commencement Date

If the Annuitant dies after the Annuity Commencement Date, the Death Benefit, if any, shall be as stated in the annuity form in effect.

Surrender (Redemption)

If a written request is received by ReliaStar Life from the Owner before the Annuity Commencement Date, all or part of the Contract Value will be paid to the Owner after deducting any applicable surrender charge and taxes. (See “Surrender Charge (Contingent Deferred Sales Charge).”)

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Partial surrenders must be at least $500. No partial surrender can cause the Contract Value to fall below $1,000. If a total surrender occurs other than on a Contract Anniversary, the annual contract charge will be deducted from the Contract Value before the surrender payment is made. ReliaStar Life reserves the right to assess a processing fee not to exceed the lesser of 2% of the partial surrender amount or $25. No processing fee will be charged in connection with total surrenders.

ReliaStar Life may require that the contract be returned before a surrender takes place. A surrender will take place on the next Valuation Date after the requirements for surrender are completed and payment will be made within seven days after such Valuation Date. Unless the Owner requests a partial surrender to be made from the Fixed Account or particular Subaccounts, a partial surrender will be taken proportionately from the Fixed Account and all Subaccounts on a basis that reflects their proportionate percentage of the Contract Value.

If the Contract Value after all charges is less than $1,000, ReliaStar Life can cancel the contract on any Contract Anniversary or, if such Contract Anniversary is not a Valuation Date, on the next Valuation Date thereafter by paying to the Owner the Contract Value as of such Valuation Date.

If the contract is purchased as a “tax-sheltered annuity” under Section 403(b) of the Code, it is subject to certain restrictions on redemption imposed by Section 403(b)(11) of the Code. (See “Tax-Sheltered Annuities.”)

Surrender payments may be taxable and in addition may be subject to a 10% tax penalty if before age 59½. Consideration should be given to the tax implications of a surrender before making a surrender request, including a surrender in connection with a Qualified Plan.

Systematic Withdrawals

Systematic withdrawals, which are a specialized form of partial surrenders (see “Surrender (Redemption)”), are offered for both Qualified Plan contracts and for non-qualified contracts. The Owner may elect to take systematic withdrawals from Subaccounts by surrendering a specified dollar amount or percentage of cumulative purchase payments on a monthly, quarterly, semi-annual or annual basis. The minimum amount of any systematic withdrawal is $100. Systematic withdrawals can be taken from Variable Account Contract Value and/or Fixed Account Contract Value. A surrender charge will be imposed on the amount of any systematic withdrawal, which is not a Free Surrender. (See “Surrender Charge (Contingent Deferred Sales Charge).”) Systematic withdrawals can be discontinued by the Owner if the Contract Value falls below $10,000 or at any time by writing to ReliaStar Life’s administrative office in Minot, North Dakota.

ReliaStar Life reserves the right to modify or discontinue offering systematic withdrawals; however, any such modification or discontinuation will not affect any systematic withdrawal programs already commenced. While ReliaStar Life does not currently charge a processing fee for partial surrenders under this program, it reserves the right to charge a processing fee not to exceed the lesser of 2% of the systematic withdrawal payment or $25.

Systematic withdrawals may be subject to tax, including a penalty tax, and you should consult with a qualified tax adviser before requesting any systematic withdrawal. (See “Taxation of Annuities.”)

Contract Owners interested in participating in the systematic withdrawal program can obtain a separate application form and full information about the program and its restrictions from their registered representative.

Transfers

Before the Annuity Commencement Date, the Owner may transfer amounts between Subaccounts or from the Subaccounts to the Fixed Account subject to certain conditions ReliaStar Life or the Funds may impose. See “Limits on Frequent or Disruptive Transfers.” Subject to certain restrictions, amounts may also be transferred from the Fixed Account to the Subaccounts. Currently, these are our methods by which transfers may be made: in writing, by telephone or fax, by dollar cost averaging and by portfolio rebalancing.

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Written Transfers

Before the Annuity Commencement Date -- Before the Annuity Commencement Date the Owner may request a transfer in writing, subject to any conditions or charges the Funds whose shares are involved may impose, of all or part of a Subaccount’s value to other Subaccounts or to the Fixed Account. The transfer will be made on the first Valuation Date after the request for such a transfer is received by ReliaStar Life. Before the Annuity Commencement Date, transfers may also be made from the Fixed Account to the Variable Account, provided, that:

  Transfers may only be made during the period starting 30 days before and ending 30 days after the Contract Anniversary and only one transfer may be made during each such period;
  No more than 50% of the Fixed Account Contract Value may be the subject of any such transfer (unless the balance, after such transfer, would be less than $1,000, in which case the full Fixed Account Contract Value may be transferred); and
  Such transfer must involve at least $500 (or the total Fixed Account Contract Value, if less).

Currently, there is a $25 charge for each transfer in excess of 12 per Contract Year, plus any charge that may be made by the Funds. For purposes of this restriction, reallocations pursuant to the ReliaStar Life dollar cost averaging, portfolio rebalancing and systematic withdrawal services currently do not constitute transfers and multiple transfers on a single day currently constitute a single transfer. ReliaStar Life reserves the right to charge a transfer fee not to exceed $25 per transfer on any transfer and to limit the number of transfers.

After the Annuity Commencement Date -- After the Annuity Commencement Date, an Annuitant who has selected Variable Annuity Payments can request transfer of Annuity Unit values in the same manner and subject to the same requirements as for an Owner-transfer of Subaccount Accumulation Unit values.

No transfers may be made to or from the Fixed Account after the Annuity Commencement Date.

Telephone/Fax Instructions -- An Owner is allowed to enter the following types of instructions either by telephone or by fax if he or she completes a telephone/fax instruction authorization form:

  Transfers between Funds;
  Surrenders;
  Changes of allocations among Fund options;
  Change of source Funds for systematic withdrawals; and
  Change of source Funds for variable annuitization payouts.

If you complete the telephone/fax form, you thereby agree that ReliaStar Life will not be liable for any loss, liability, cost or expense when it acts in accordance with the telephone/fax instructions received. If a telephone/fax transaction, is later determined not to have been made by you or was made without your authorization and a loss results, you bear the risk of this loss. Any fax requests are considered telephone requests and are bound by the conditions in the telephone/fax authorization form. Any fax request should include your name, daytime telephone number, contract number and the names of the Subaccounts from which and to which money will be transferred or surrendered and the allocation percentage. ReliaStar Life will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event ReliaStar Life does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such instructions and/or tape recording telephone instructions.

The conditions applicable to Written Transfers also apply to Telephone/Fax Transfers, dollar cost averaging transfers and portfolio rebalancing.

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Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a Fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the Fund’s ability to provide maximum investment return to all Contract Owners.

This in turn can have an adverse effect on Fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-Fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various Fund families that make their Funds available through our products to restrict excessive Fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor Fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if Fund transfer and reallocation activity:

  Meets or exceeds our current definition of Excessive Trading, as defined below; or
  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

  More than one purchase and sale of the same Fund (including money market Funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same Fund is referred to as a “round-trip”). This means two or more round-trips involving the same Fund within a 60 calendar day period would meet our definition of Excessive Trading; or
  Six round-trips involving the same Fund within a rolling twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

  Purchases or sales of shares related to non-Fund transfers (for example, new purchase payments and withdrawals and loans);
  Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;
  Purchases and sales of Fund shares in the amount of $5,000 or less;
  Purchases and sales of Funds that affirmatively permit short-term trading in their Fund shares, and movement between such Funds and a money market Fund; and
  Transactions initiated by us, another member of the ING family of companies or a Fund.

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If we determine that an individual or entity has made a purchase of a Fund within 60 days of a prior round-trip involving the same Fund, we will send them a letter (once per year) warning that another sale of that same Fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate Fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (VRU), telephone calls to the ING Customer Service Center or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same Fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same Fund within twelve months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate Fund transfers or reallocations, the agent/registered representative or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the Fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all Fund transfers or reallocations, not just those that involve the Fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate Fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the Fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the Fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

Except as noted below with respect to Paul M. Prusky, we do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular Fund, at any time without prior notice, depending on, among other factors, the needs of the underlying Fund(s), the best interests of Contract Owners and Fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all Contract Owners or, as applicable, to all Contract Owners investing in the underlying Fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, Fund performance and management may be adversely affected, as noted above.

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Since late 2003, we have been engaged in litigation with Paul M. Prusky (“Prusky”), and others, regarding a 1998 agreement between Prusky and ReliaStar. Under the agreement, Prusky, through a profit-sharing plan, engaged in frequent electronic trading between subaccounts available through certain ReliaStar variable life insurance policies (“market timing”). Beginning in late 2003, ReliaStar refused to accept electronic trading instructions from Prusky because of violations of our Excessive Trading Policy.

On January 5, 2007, the United States District Court for the Eastern District of Pennsylvania (the “Federal Court”) ordered ReliaStar to accept and effect Prusky’s subaccount transfer instructions electronically “without limitation as to the number of transfer instructions so long as those transfers are not explicitly barred by a specific condition imposed by the Fund in which the subaccount is invested.” (Order Granting in Part Summary Judgment, Paul M. Prusky, et al. v. ReliaStar Life Insurance Company, Civil Action No. 03-6196, Jan. 5, 2007, and Order Denying Defendant’s Motion for Clarification, dated January 12, 2007 (“Order”)). In light of the Order, we must accept and effect Prusky’s electronic transfer instructions.

When issuing the Order, the Federal Court did state that we could enforce conditions and/or restrictions on trading imposed by the Funds in which the ReliaStar subaccounts invest. (Memorandum Accompanying the Order, at pp. 9-10.) We will enforce all such Fund-imposed conditions and/or restrictions consistent with the Order and the judgment of the Federal Court in a related matter.

Prusky’s ReliaStar policies include subaccounts which invest in all the same Funds as are available through this contract. The prospectus for each Fund describes restrictions imposed by the Fund to prevent or minimize frequent trading.

Limits Imposed by the Funds. Each underlying Fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of Fund shares are subject to acceptance or rejection by the underlying Fund. We reserve the right, without prior notice, to implement Fund purchase restrictions and/or limitations on an individual or entity that the Fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding Fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a Fund or all Funds within a Fund family) will be done in accordance with the directions we receive from the Fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the Fund companies whose Funds are offered through the contract. Contract Owner trading information is shared under these agreements as necessary for the Fund companies to monitor Fund trading and our implementation of our Excessive Trading Policy. Under these agreements, ReliaStar Life is required to share information regarding Contract Owner transactions, including but not limited to information regarding Fund transfers initiated by you. In addition to information about Contract Owner transactions, this information may include personal Contract Owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a Fund company may direct us to restrict a Contract Owner’s transactions if the Fund determines that the Contract Owner has violated the Fund’s excessive/frequent trading policy. This could include the Fund directing us to reject any allocations of premium or Contract Value to the Fund or all Funds within the Fund family.

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Dollar Cost Averaging Transfers -- You can direct ReliaStar Life to automatically transfer a fixed dollar amount or a specified percentage of Subaccount value to any one or more other Subaccounts or to the Fixed Account over time. No transfers from the Fixed Account are permitted under this service. The minimum transfer amount is $100. Transfers may be made on a monthly, quarterly, semi-annual or annual basis. ReliaStar Life makes no guarantees that dollar cost averaging will result in a profit or protect against loss. You can discontinue dollar cost averaging at any time by notifying ReliaStar Life in writing. Contract Owners interested in dollar cost averaging can obtain an application form and full information concerning this service and its restrictions from their registered representatives.

ReliaStar Life reserves the right to modify or discontinue offering dollar cost averaging at any time without prior notice, including, but not limited to, as a result of any excessive trading restrictions imposed by ING or a Fund company. Any such modification or discontinuation would not affect dollar cost averaging transfer programs already commenced. Although ReliaStar Life currently charges no fees for transfers made under the dollar cost averaging program, it reserves the right to charge a processing fee for dollar cost averaging transfers not to exceed $25 per transfer.

Portfolio Rebalancing Service -- You may request this service if your Contract Value is at least $25,000. If you request this service, you direct us to automatically make periodic transfers to maintain your specified percentage allocation among Subaccounts of the Variable Account. You may also have your allocation of future premium payments changed to be equal to this specified percentage allocation. Transfers made under this service may be made on a quarterly, semi-annual or annual basis. This service is intended to maintain the allocation you have selected consistent with your personal objectives. This service will be discontinued if your Contract Value falls below $10,000.

You can discontinue portfolio rebalancing at any time by notifying ReliaStar Life in writing. Contract Owners interested in portfolio rebalancing can obtain an application form and full information concerning this service and its restrictions from their registered representatives. ReliaStar Life reserves the right to modify or discontinue offering portfolio rebalancing at any time without prior notice, including, but not limited to, as a result of any excessive trading restrictions imposed by ING or a Fund company. Although ReliaStar Life currently charges no fees for transfers made under the portfolio rebalancing program, it reserves the right to charge a processing fee for portfolio rebalancing transfers not to exceed $25 per transfer.

Assignments

If the contract is issued pursuant to or in connection with a Qualified Plan, it cannot be sold, transferred, pledged or assigned to any person or entity other than ReliaStar Life. In other circumstances, an assignment of the contract is permitted, but only before the Annuity Commencement Date, by giving ReliaStar Life the original or a certified copy of the assignment. ReliaStar Life shall not be bound by any assignment until it is actually received by ReliaStar Life and shall not be responsible for the validity of any assignment. Any payments made or actions taken by ReliaStar Life before ReliaStar Life actually receives any assignment shall not be affected by the assignment. An assignment may have tax consequences. (See “Taxation of Annuities.”)

Contract Owner and Beneficiaries

Unless someone else is named as the Owner in the application for the contract, the applicant is the Owner of the contract and before the Annuity Commencement Date may exercise all of the Owner’s rights under the contract. No more than two (2) natural persons may be named as Owner.

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The Owner may name a Beneficiary and a Successor Beneficiary. In the event an Owner dies before the Annuity Commencement Date, the Beneficiary shall receive a Death Benefit as provided in the contract. In the event an Owner dies on or after the Annuity Commencement Date, the Beneficiary, if the annuity form in effect at the Owner’s death so provides, may continue receiving payments, be paid a lump sum or be paid nothing. If the Beneficiary or Successor Beneficiary is not living on the date payment is due or if no Beneficiary or Successor Beneficiary has been named, the Owner’s estate will receive the applicable proceeds. If the Beneficiary or Successor Beneficiary is a minor, the proceeds will be held in an interest bearing account until the Beneficiary or Successor Beneficiary attains the age of majority.

A person named as an Annuitant, a Beneficiary or a Successor Beneficiary shall not be entitled to exercise any rights relating to the contract or to receive any payments or settlements under the contract or any annuity form, unless such person is living on the earlier of (a) the day due proof of death of the Owner, the Annuitant or the Beneficiary, whichever is applicable, is received by ReliaStar Life or (b) the tenth day after the death of the Owner, the Annuitant or the Beneficiary, whichever is applicable.

Unless different arrangements have been made with ReliaStar Life by the Owner, if more than one Beneficiary is entitled to payments from ReliaStar Life the payments shall be in equal shares.

Before the Annuity Commencement Date, the Owner may change the Annuitant, the Beneficiary or the Successor Beneficiary by giving ReliaStar Life written notice of the change, but the change shall not be effective until actually received by ReliaStar Life. Upon receipt by ReliaStar Life of a notice of change, the change will be effective as of the date it was signed but shall not affect any payments made or actions taken by ReliaStar Life before ReliaStar Life received the notice and ReliaStar Life shall not be responsible for the validity of any change.

Contract Inquiries

Inquiries regarding a contract may be made by writing to the ING Customer Service Center, P.O. Box 5050, Minot, North Dakota 58703, or by calling 1-877-884-5050.

ANNUITY PROVISIONS

Annuity Commencement Date

The Owner selects the Annuity Commencement Date, which must be the first day of a month, when making application for the contract. The date will be the first day of the month following the Annuitant’s 75th birthday unless an earlier or later date has been selected by the Owner and, if the date is later, it has been agreed to by ReliaStar Life. The earliest Annuity Commencement Date is the issue date. However, if the Annuity Commencement Date selected by the Owner does not occur on a Valuation Date at least 60 days after the date on which the contract was issued, ReliaStar Life reserves the right to adjust the Annuity Commencement Date to the first Valuation Date after the Annuity Commencement Date selected by the Owner which is at least 60 days after the contract issue date. If the Annuity Commencement Date occurs before the second Contract Anniversary, ReliaStar Life will deduct surrender charges. (See “Surrender Charge (Contingent Deferred Sales Charge).”) The latest Annuity Commencement Date is the later of the Annuitant’s age 85 or ten years after the contract issue date.

The Owner may change an Annuity Commencement Date selection by written notice received by ReliaStar Life at least 30 days before both the Annuity Commencement Date currently in effect and the New Annuity Commencement Date. The new date selected must satisfy the requirements for an Annuity Commencement Date.

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Annuity Form Selection

The Owner may select a Variable Annuity form, a Fixed Annuity form or both, with payments starting at the Annuity Commencement Date when making application for the contract. Thereafter, the Owner may change the annuity form(s) by written notice received by ReliaStar Life before the Annuity Commencement Date. If no election has been made before the Annuity Commencement Date, ReliaStar Life will apply the Fixed Account Contract Value to provide a Fixed Annuity and the Variable Account Contract Value to provide a Variable Annuity, both in the form of a Life Annuity with Payments Guaranteed for ten years (120 months), which shall be automatically effective.

Annuity Forms

Variable Annuity Payments and Fixed Annuity Payments are available in any of the following annuity forms:

Life Annuity -- An annuity payable on the first day of each month during the Annuitant’s life, starting with the first payment due according to the contract. Payments cease with the payment made on the first day of the month in which the Annuitant’s death occurs. It would be possible under this annuity form for the Annuitant to receive only one payment if he or she died before the second annuity payment, only two payments if he or she died before the third annuity payment, etc.

Life Annuity With Payments Guaranteed for Ten Years (120 Months) or 20 Years (240 Months) -- An annuity payable on the first day of each month during the Annuitant’s life, starting with the first payment due according to the contract. If the Annuitant receives all of the guaranteed payments, payments will continue thereafter but cease with the payment made on the first day of the month in which the Annuitant’s death occurs. If all of the guaranteed payments have not been made before the Annuitant’s death, the unpaid installments of the guaranteed payments will be continued to the Beneficiary.

Joint and Full Survivor Annuity -- An annuity payable on the first day of each month during the Annuitant’s life and the life of a named person (the “Joint Annuitant”), starting with the first payment due according to the contract. Payments will continue while either the Annuitant or the joint Annuitant is living and cease with the payment made on the first day of the month in which the death of the Annuitant or the joint Annuitant, whichever lives longer, occurs. There is no minimum number of payments guaranteed under this annuity form. Payments cease upon the death of the last survivor of the Annuitant and the joint Annuitant regardless of the number of payments received.

ReliaStar Life also has other annuity forms available and information about them can be obtained by writing to ReliaStar Life.

Frequency and Amount of Annuity Payments

Annuity payments will be paid as monthly installments, unless the Annuitant and ReliaStar Life agree to a different payment schedule. However, if the Contract Value at the Annuity Commencement Date is less than $5,000, ReliaStar Life may pay the Contract Value in a single sum and the contract will be canceled. Also if a monthly payment would be or becomes less than $50, ReliaStar Life may change the frequency of payments to intervals that will result in payments of at least $50 each. The minimum frequency and amount of annuity payments or the minimum Contract Value required for annuity payments may vary by state.

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Annuity Payments

The amount of the first Fixed Annuity payment is determined by applying the Contract Value to be used for a Fixed Annuity at the Annuity Commencement Date to the annuity table in the contract for the Fixed Annuity form selected. The table shows the amount of the initial annuity payment for each $1,000 applied and all subsequent payments shall be equal to this amount. The amount of the first Variable Annuity payment is determined by applying the Contract Value to be used for a Variable Annuity at the Annuity Commencement Date to the annuity table in the contract for the annuity form selected.

Subsequent Variable Annuity payments vary in amount in accordance with the investment performance of the applicable Subaccount. Assuming annuity payments are based on the unit values of a single Subaccount, the dollar amount of the first annuity payment, determined as set forth above, is divided by the Subaccount Annuity Unit Value as of the Annuity Commencement Date to establish the number of Variable Annuity Units representing each annuity payment. This number of Variable Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of the second and each subsequent payment is determined by multiplying the fixed number of Variable Annuity Units by the Subaccount Annuity Unit Value for the Valuation Period with respect to which the payment is due. If the monthly payment is based upon the Annuity Unit Values of more than one Subaccount, the foregoing procedure is repeated for each applicable Subaccount and the sum of the payments based on each Subaccount is the amount of the monthly annuity payment.

The annual contract charge is deducted in equal installments from each Fixed and/or Variable Annuity payment. Premium taxes payable to any governmental entity will be charged against the contracts. (See “Premium and Other Taxes.”) Additionally, the mortality and expense risk premiums and the administration charge continue to be deducted from amounts held in the Subaccounts during the income or payout phase.

The annuity tables in the contracts are based on the annuity mortality table as defined in the contract.

ReliaStar Life guarantees that the dollar amount of each Variable Annuity payment after the first payment will not be affected by variations in expenses (including those related to the Variable Account) or in mortality experience from the mortality assumptions used to determine the first payment.

Subaccount Annuity Unit Value

A Subaccount’s Variable Annuity Units will initially be valued at $10 each at the time accumulation units with respect to the Subaccount are first converted into Variable Annuity Units. The Subaccount Annuity Unit Value for any subsequent Valuation Period is determined by multiplying the Subaccount Annuity Unit Value for the immediately preceding Valuation Period by the net investment factor for the Subaccount for the Valuation Period for which the Subaccount Annuity Unit Value is being calculated and multiplying the result by an interest factor to neutralize the assumed investment rate built into the annuity tables contained in the contracts. (See “Net Investment Factor.”)

Assumed Investment Rate

An assumed investment rate of 4% per annum is built into the annuity tables contained in the contracts. If the actual net investment rate on the assets of the Variable Account is the same as the assumed investment rate, Variable Annuity payments will remain level. If the actual net investment rate exceeds the assumed investment rate, Variable Annuity payments will increase and conversely, if it is less than the assumed investment rate, the payments will decrease.

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FEDERAL TAX STATUS

Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. The Contract Owner should keep the following in mind when reading it:

  The Contract Owner’s tax position (or the tax position of the designated Beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
  Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
  This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and
  ReliaStar Life does not make any guarantee about the tax treatment of the contract or transactions involving the contract.

ReliaStar Life does not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a qualified tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

Types of Contracts: Non-Qualified or Qualified

The contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis.

Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

Qualified contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401, 408 or 408A, and some provisions of 403 and 457 of the Code.

Taxation of Non-Qualified Contracts

Taxation of Gains Prior to Distribution. Code section 72 governs taxation of annuities in general. ReliaStar Life believes that if the Contract Owner is a natural person the Contract Owner will generally not be taxed on increases in the value of a non-qualified contract until a distribution occurs or until annuity payments begin. This assumes that the contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the Contract Value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

  Diversification. Internal Revenue Code Section 817(h) requires that in a nonqualified contract the investments of the Fund be “adequately diversified” in accordance with Treasury Regulations in order for the contract to qualify as an annuity contract under federal tax law. The Variable Account, through the Funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by the Treasury in Reg. Sec. 1:817-5 which affects how the Funds’ assets may be invested. If is it determined, however, that the contract does not satisfy the applicable diversification requirements and rulings because a Subaccount’s corresponding Fund fails to be adequately diversified for whatever reason, ReliaStar Life will take appropriate steps to bring the contract into compliance with such regulations and rulings, and ReliaStar Life reserves the right to modify the contract as necessary to do so.

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  Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable Contract Owner will be considered the owner of separate account assets if the Contract Owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable Contract Owner’s gross income. Future guidance regarding the extent to which Contract Owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. ReliaStar Life therefore reserves the right to modify the contract as necessary to attempt to prevent the Contract Owner from being considered the federal tax owner of a pro rata share of the assets of the Variable Account.
  Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified contract to contain certain provisions specifying how the Contract Owner’s interest in the contract will be distributed in the event of the Contract Owner’s death. The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. ReliaStar Life intends to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.
  Non-Natural Persons. If the Contract Owner is not a natural person, a non-qualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase over the year in the excess of the Contract Value over the “investment in the contract” (generally, the premiums or other consideration the Contract Owner paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the contract. When the Contract Owner is not a natural person, a change in the Annuitant is treated as the death of the Contract Owner.
  Delayed Annuity Starting Date. If the contract’s annuity starting date occurs (or is scheduled to occur) at a time when the Annuitant has reached an advanced age (e.g., age 85), it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the Contract Owner’s income.

Taxation of Distributions

General. When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value (unreduced by the amount of any surrender charge) immediately before the distribution over the Contract Owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in the Contract Owner’s gross income as the result of certain assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the Contract Owner’s cost basis in the contract.

10% Penalty Tax. A distribution from a non-qualified contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

  Made on or after the taxpayer reaches age 59½;
  Made on or after the death of a Contract Owner (the Annuitant if the Contract Owner is a non-natural person):
  Attributable to the taxpayer’s becoming disabled as defined in the Code; or
  Made as part of a series of substantially equal periodic payments (as least annually) over the Contract Owner’s life or life expectancy or the joint lives or joint life expectancies of the Contract Owner and the Contract Owner’s designated Beneficiary; or
  The distribution is allocable to the investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A qualified tax adviser should be consulted with regard to exceptions from the penalty tax.

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Tax Free Exchanges. Section 1035 of the Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. The Contract Owner should consult with a qualified tax adviser regarding procedures for making Section 1035 exchanges.

If the contract is purchased through a tax free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

  First, from any remaining “investment in the contract” made prior to August 14, 1982, and exchanged into the contract;
  Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
  Then, from any remaining “income on the contract”; and
  Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial Section 1035 tax free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, ReliaStar Life will accept a partial Section 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax free transaction unless ReliaStar Life believes that it would be expected to treat the transaction as abusive. ReliaStar Life is not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. ReliaStar Life strongly advises the Contract Owner to discuss any proposed Section 1035 exchange with a qualified tax adviser prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow the Contract Owner to recover the Contract Owner’s investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once the Contract Owner’s investment in the contract has been fully recovered, however, the full amount of each annuity subsequent payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. ReliaStar Life currently treats any partial annuitizations as withdrawals rather than as annuity payments. Please consult a qualified tax adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a contract because of the Contract Owner’s death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract Value and receive payments.

Different distribution requirements apply if the Contract Owner’s death occurs:

  After the Contract Owner begins receiving annuity payments under the contract; or
  Before the Contract Owner begins receiving such distributions.

If the Contract Owner’s death occurs after the Contract Owner began receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of the Contract Owner’s death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2008, your entire balance must be distributed by August 31, 2013. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

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If the designated beneficiary is the Contract Owner’s spouse, the contract may be continued with the surviving spouse as the new Contract Owner. If the Contract Owner is a non-natural person and the primary Annuitant dies, the same rules apply on the death of the primary Annuitant as outlined above for the death of a Contract Owner.

The contract offers a death benefit that may exceed the greater of the premium payments and the Contract Value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a non-qualified contract, the selection of certain annuity dates, or the designation of an Annuitant or payee other than a Contract Owner may result in certain tax consequences to the Contract Owner that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the Contract Value generally will be treated as a distribution. A Contract Owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a qualified tax adviser as to the tax consequences.

Immediate Annuities. Under section 72 of the Code, an immediate annuity means an annuity (1) that is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) that provides a series of substantially equal periodic payments made annually or more frequently. While this contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

Multiple Contracts. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same Contract Owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. ReliaStar Life will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if ReliaStar Life is notified by the IRS that the taxpayer identification number ReliaStar Life has on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether the Contract Owner elects not to have federal income tax withheld, the Contract Owner is still liable for payment of federal income tax on the taxable portion of the payment.

If the Contract Owner or the Contract Owner’s designated beneficiary is a non-resident alien, then any withholding is governed by Code Section 1441 based on the individual’s citizenship, the country of domicile and treaty status.

Taxation of Qualified Contracts

General. The contracts are primarily designed for use with several types of Qualified Plans. The tax rules applicable to participants in these Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a contract, or on annuity payments, depends on the type of retirement plan and the Contract Owner’s tax status. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment.

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Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some Qualified Plans may be subject to additional distribution or other requirements that are not incorporated into the contract. No attempt is made to provide more than general information about the use of the contracts with Qualified Plans. Contract Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. ReliaStar Life shall not be bound by the terms and conditions of such plans to the extent such terms contradict the contract, unless ReliaStar Life consents.

Contract Owners and Beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, the Contract Owner should seek qualified legal and tax advice regarding the suitability of a contract for the Contract Owner’s particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a Qualified Plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the Qualified Plan itself. Annuities do provide other features and benefits (such as guaranteed living benefits and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to the Contract Owner. The Contract Owner should discuss alternatives with a qualified financial representative taking into account the additional fees and expenses that may incur in an annuity.

Section 401(a), 401(k), Roth 401(k), and 403(a) Plans. Sections 401(a), 401(k), and 403(a) of the Code permit certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of contracts to accumulate retirement savings under the plans. Employers intending to use the Contract with such plans should seek competent legal advice.

The contracts may also be available as a Roth 401(k), as described in Tax Code Section 402A, and ReliaStar may set up accounts for the Contract Owner under the contract for Roth 401(k) contributions (“Roth 401(k) accounts”). Code Section 402A allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k), which provides for tax-free distributions, subject to certain restrictions.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. If the Contract Owner makes a tax-free rollover of a distribution from an IRA the Contract Owner may not make another tax-free rollover from the IRA within a one-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

The IRS has not reviewed the contract described in this prospectus for qualification as an IRA and has not addressed in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Roth IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If the Contract Owner makes a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, the Contract Owner may not make another tax-free rollover from the Roth IRA within a one-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

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Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contract described in this prospectus for qualification as an IRA and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Code. The Contract Owner should consult with a qualified tax adviser in connection with contributions to a qualified contract.

Distributions – General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, annuity payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

Section 401(a), 401(k) and 403(a) Plans. All distributions from these plans are taxed as received unless one of the following is true:

  The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Code;
  The Contract Owner made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Code; or
  The distribution is a qualified health insurance premium of a retired safety officer as defined in the Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

  Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
  A required minimum distribution under Code Section 401(a)(9);
  A hardship withdrawal;
  Otherwise excludable from income; or
  Not recognized under applicable regulations as eligible for rollover.

The Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k) or 403(a) plan unless certain exceptions, including one or more of the following, have occurred:

  The Contract Owner has attained age 59½;
  The Contract Owner has become disabled, as defined in the Code;
  The Contract Owner has died and the distribution is to the designated Beneficiary;
  The Contract Owner has separated from service with the sponsor at or after age 55;
  The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Code;
  The Contract Owner has separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over the Contract Owner’s life or the life expectancy or the joint lives or joint life expectancies of the Contract Owner and the Contract Owner’s designated beneficiary;
  The distribution is made due to an IRS levy upon the Contract Owner’s plan;
  The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or
  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006 (401(k) plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by the Contract Owner during the taxable year that qualify for deduction as specified in the Code. The Code may provide other exceptions or impose other penalties in other circumstances.

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Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

  The distribution is rolled over to another IRA or to a plan eligible to receive rollovers as permitted under the Code; or
  The Contract Owner made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Code.

The Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless certain exceptions, including one or more of the following, have occurred:

  The Contract Owner has attained age 59½;
  The Contract Owner has become disabled, as defined in the Code;
  The Contract Owner has died and the distribution is to the designated Beneficiary;
  The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Code;
  The distribution is made due to an IRS levy upon the Contract Owner’s plan;
  The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or
  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

  Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and
  Made after the Contract Owner attains age 59½, die, become disabled as defined in the Code, or for a qualified first-time home purchase.

If a distribution is not qualified, generally it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

Special Hurricane-Related Relief. The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the 10% penalty tax on qualified hurricane distributions from eligible retirement plans. In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. The Contract Owner should consult a competent tax adviser for further information.

Lifetime Required Minimum Distributions (Sections 401(a), 401(k), Roth 401(k), 403(a) and IRAs only). To avoid certain tax penalties, the Contract Owner and any designated Beneficiary must also meet the minimum distribution requirements imposed by the Code. These rules may dictate the following:

  Start date for distributions;
  The time period in which all amounts in the Contract Owner’s account(s) must be distributed; and
  Distribution amounts.

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     Start Date and Time Period. Generally, the Contract Owner must begin receiving distributions by April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70½. ReliaStar Life must pay out distributions from the contract over a period not extending beyond one of the following time periods:

  Over the Contract Owner’s life or the joint lives of the Contract Owner and the Contract Owner’s designated Beneficiary; or
  Over a period not greater than the Contract Owner’s life expectancy or the joint life expectancies of the Contract Owner and the Contract Owner’s designated Beneficiary.

     Distribution Amounts. The amount of each required distribution must be calculated in accordance with Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of any other benefits provided under the account, such as guaranteed death benefits.

     50% Excise Tax. If the Contract Owner fails to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs.

Required Distributions Upon Death (Sections 401(a), 401(k), Roth 401(k), 403(a), IRAs and Roth IRAs Only).

Different distribution requirements apply after the Contract Owner’s death, depending upon if the Contract Owner has been receiving required minimum distributions. Further information regarding required distributions upon death may be found in the contract.

If the Contract Owner’s death occurs on or after the Contract Owner began receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of the Contract Owner’s death. Code Section 401(a)(9) provides specific rules for calculating the required minimum distributions after the Contract Owner’s death.

If the Contract Owner’s death occurs before the Contract Owner began receiving minimum distributions under the contract, the Contract Owner’s entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of the Contract Owner’s death. For example, if the Contract Owner died on September 1, 2008, the entire balance must be distributed to the designated beneficiary by December 31, 2013. However, if distributions begin by December 31 of the calendar year following the calendar year of the Contract Owner’s death, and the Contract Owner has named a designated Beneficiary, then payments may be made over either of the following time frames:

  Over the life of the designated Beneficiary; or
  Over a period not extending beyond the life expectancy of the designated Beneficiary.

Start Dates for Spousal Beneficiaries. If the designated Beneficiary is the Contract Owner’s spouse, distributions must begin on or before the later of the following:

  December 31 of the calendar year following the calendar year of the Contract Owner’s death; or
  December 31 of the calendar year in which the Contract Owner would have attained age 70½.

No designated beneficiary. If there is no designated Beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the Contract Owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated Beneficiary is the Contract Owner’s surviving spouse, the spousal Beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

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Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k) and 403(a). Generally, distributions from these plans are subject to mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if the Contract Owner elects a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Code.

IRAs and Roth IRAs. Generally, the Contract Owner or, if applicable, a designated Beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If the Contract Owner or the Contract Owner’s designated Beneficiary is a non-resident alien, then any withholding is governed by Code Section 1441 based on the individual’s citizenship, the country of domicile and treaty status.

Assignment and Other Transfers

IRAS and Roth IRAs. The Code does not allow a transfer or assignment of the Contract Owner’s rights under the contracts except in limited circumstances. Adverse tax consequences may result if the Contract Owner assigns or transfers the Contract Owner’s interest in the contract to persons other than the Contract Owner’s spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

Possible Changes in Taxation

Although the likelihood of legislative change or tax reform is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change may be retroactive (that is, effective before the date of the change). The Contract Owner should consult a qualified tax adviser with respect to legislative developments and their effect on the contract.

Taxation of Company

ReliaStar Life is taxed as a life insurance company under the Code. The Variable Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of ReliaStar Life.

ReliaStar Life automatically applies investment income and capital gains attributable to the Variable Account to increase reserves under the contracts. Because of this, under existing federal tax law ReliaStar Life believes that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the Variable Account will be first used to reduce any income taxes imposed on the Variable Account before being used by ReliaStar Life.

In summary, ReliaStar Life does not expect that it will incur any federal income tax liability attributable to the Variable Account and ReliaStar Life does not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the Variable Account. In this case, ReliaStar Life may impose a charge against the Variable Account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. ReliaStar Life may deduct this amount from the Variable Account, including from the Contract Owner’s account value invested in the Subaccounts.

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VOTING OF FUND SHARES

As long as the Variable Account is registered as a unit investment trust under the 1940 Act and the assets of the Variable Account are allocated to Subaccounts that are invested in Fund shares, the Fund shares held in the Subaccounts will be voted by ReliaStar Life in accordance with instructions received from the person having voting interests under the contracts as described below. If ReliaStar Life determines pursuant to applicable law or regulation that Fund shares held in the Subaccounts and attributable to the contracts need not be voted pursuant to instructions received from persons otherwise having the voting interests, then ReliaStar Life may vote such Fund shares held in the Subaccounts in its own right.

Before the Annuity Commencement Date, the Owner shall have the voting interest with respect to the Fund shares attributable to the contract. On and after the Annuity Commencement Date, the person then entitled to receive annuity payments shall have the voting interest with respect to the Fund shares. Such voting interest will generally decrease during the annuity payout period.

Any Fund shares held in the Variable Account for which ReliaStar Life does not receive timely voting instructions, or that are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners having a voting interest in the Fund. This means that instructions from a small number of shareholders can determine the outcome of a vote. There is no minimum number of shares for which ReliaStar Life must receive instructions before ReliaStar Life votes the shares. Any Fund shares held by us or any of our affiliates in general accounts will, for voting purposes, be allocated to all separate accounts having voting interests in the Fund in proportion to each account’s voting interest in the respective Fund and will be voted in the same manner as are the respective account’s vote.

All Fund proxy material will be sent to persons having voting interests together with appropriate forms that may be used to give voting instructions. Persons entitled to voting interests and the number of votes that they may cast shall be determined as of a record date, to be selected by the Fund, not more than 90 days before the meeting of the applicable Fund.

Persons having voting interests under the contracts as described above will not, as a result thereof, have voting interests with respect to meetings of the stockholders of ReliaStar Life.

DISTRIBUTION OF THE CONTRACT

Effective January 1, 2004, ReliaStar Life’s affiliate, ING Financial Advisers, LLC, became the principal underwriter (distributor) for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774.

This contract is no longer available for new purchasers.

The following is a list of broker/dealers affiliated with ReliaStar Life:

  Bancnorth Investment Group, Inc.
  Directed Services LLC
  Financial Network Investment Corporation
  Guaranty Brokerage Services, Inc.
  ING America Equities, Inc.
  ING DIRECT Securities, Inc.
  ING Financial Advisers LLC
  ING Financial Markets LLC
  ING Financial Partners, Inc.
  ING Funds Distributor, LLC
  ING Investment Management Services LLC
  ING Private Wealth Management LLC
  Multi-Financial Securities Corporation
  PrimeVest Financial Services, Inc.
  ShareBuilder Securities Corporation
  Systematized Benefits Administrators, Inc.

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The amounts that we pay for the sale of the contract can generally be categorized as either commissions or other amounts. Commissions and other distribution compensation will be paid by ReliaStar Life. However categorized, commissions paid will not exceed 8% of the purchase payments. In some cases a trail commission based on the Contract Value may also be paid.

In addition to the sales compensation described above, ING Financial Advisers, LLC may also pay broker/dealers additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

  Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by ReliaStar Life and/or its affiliates during the year;
  Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;
  Education and training allowances to facilitate ReliaStar Life’s attendance at certain educational and training meetings to provide information and training about its products. ReliaStar Life also holds training programs from time to time at its own expense;
  Sponsor payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell ReliaStar Life’s products. We do not hold contests based solely on sales of this product;
  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of contracts; and
  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars and payment for advertising and sales campaigns.

ReliaStar Life may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from its resources, which include the fees and charges imposed under the contract.

The following is a list of the top 25 broker/dealers that, during 2007, received the most, in the aggregate, from ReliaStar Life in connection with the sale of registered variable annuity contracts issued by us, ranked by total dollars received:

· ING Financial Partners, Inc. · Lincoln Investment Planning Inc. · PlanMember Securities Corporation · Great American Advisors, Inc. · GLP Investment Services, LLC · Linsco/Private ledger Corp.

· Legend Equities Corporation

· Veritrust Ò Financial, L.L.C. · Royal Alliance Associates, Inc. · GWN Securities, Inc.

· Brecek & Young Advisors, Inc. · T.S. Phillips Investments, Inc. · AIG Financial Advisors

· Centaurus Financial, Inc. · National Planning Corporation · Pavek Investments, Inc. · Lincoln Financial Advisors Corp. · Sammons Securities Company, LLC · cfd Investmens, Inc.

· Securities America, Inc.

· Multi-Financial Securities Corporation · Mutual Service Corporation · InterSecurities, Inc.

· Raymond James Financial Services, Inc. · USAllianz Securities, Inc.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a broker/dealer or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company.

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ANTI-MONEY LAUNDERING

In order to protect against the possible misuse of our products in money laundering or terrorist financing, ReliaStar Life has adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act. Among other things, this program requires us, our agents/registered representatives and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums are not derived from improper sources.

Under ReliaStar Life’s anti-money laundering program, it may require Contract Owners, Annuitants and/or Beneficiaries to provide sufficient evidence of identification, and ReliaStar Life reserves the right to verify any information received by accessing information databases maintained internally or by outside firms.

ReliaStar Life may also refuse to accept certain forms of premium payments (travelers cheques, for example) or restrict the amount of certain forms of premium payments (money orders totaling more than $5,000, for example). In addition, ReliaStar Life may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not to accept it. Use of an unacceptable form of payment may result in ReliaStar Life returning your premium payment and/or not issuing the contract.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require ReliaStar Life to block certain transactions until authorization is received from the appropriate regulator. ReliaStar Life may also be required to provide additional information about you and your contract to government regulators.

ReliaStar Life’s anti-money laundering program is subject to change without notice to take account of changes applicable in laws or regulations and our ongoing assessment of our exposure to illegal activity.

REVOCATION

The Contract Owner may revoke the contract at any time between the date of application and the date ten days after receipt of the contract and receive a refund of the Contract Value unless otherwise required by state and/or Federal law. All IRA refunds will be for a return of purchase payments. In order to revoke the contract, it must be mailed or delivered to ReliaStar Life’s Contract Administrator at the mailing address shown below or the agent/registered representative through whom it was purchased. Mailing or delivery must occur on or before ten days after receipt of the contract for revocation to be effective. In order to revoke the contract written notice must be mailed or delivered to:

ReliaStar Life Insurance Company ING Customer Service Center P.O. Box 5050 Minot, North Dakota 58703 www.ingservicecenter.com

The liability of the Variable Account under this provision is limited to the Contract Value in each Subaccount on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by ReliaStar Life.

REPORTS TO OWNERS

ReliaStar Life will mail to the Contract Owner, at the last known address of record at the administrative office of ReliaStar Life, at least annually after the first Contract Year, a report containing such information as may be required by any applicable law or regulation and a statement showing the Contract Value.

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To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Funds, will be mailed to your household, even if you or other persons in your household have more than one contract issued by ReliaStar Life or an affiliate. Call 1-877-884-5050 if you need additional copies of financial reports, prospectuses, or annual and semi-annual reports or if you would like to receive one copy for each contract in all future mailings.

LEGAL PROCEEDINGS

ReliaStar Life is not aware of any pending legal proceedings that involve the variable account as a party.

ReliaStar Life is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against ReliaStar Life sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on ReliaStar Life’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, Inc. is not involved in any legal proceeding that, in the opinion of management, is likely to have a material adverse affect on its ability to distribute the contract.

EXPERTS

The statements of assets and liabilities of ReliaStar Select Variable Account as of December 31, 2007, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the statutory basis financial statements of ReliaStar Life Insurance Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, included in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FURTHER INFORMATION

A Registration Statement under the Securities Act of 1933 has been filed with the SEC, with respect to the contracts described herein. The prospectus does not contain all of the information set forth in the Registration Statement and exhibits thereto. Additional information about ReliaStar Life, the variable account or the contracts (including the SAI) can be reviewed and copied from the SEC’s Internet website (http://www.sec.gov) or at the SEC’s Public Reference Branch in Washington, DC. Copies of this additional information may also be obtained, upon payment of a duplicating fee, by writing the SEC’s Public Reference Branch at 100 F Street, NE, Room 1580, Washington, DC 20549. More information about operation of the SEC’s Public Reference Branch can be obtained by calling 202-551-5850. When looking for information regarding the contract offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the 1933 Act. This number is 33-69892.

Information about the Fixed Account can be found in Appendix A to the prospectus and Condensed Financial Information can be found in Appendix C to the prospectus.

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STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS

Page
Introduction	2
Administration of the Contracts	2
Underwriters	2
Custody of Assets	2
Experts	2
Sales Material and Advertising	3
Financial Statements	3
Financial Statements of ReliaStar Select Variable Account	1
Statutory Basis Financial Statements of ReliaStar Life Insurance Company	1

If you would like to receive a copy of the ReliaStar Select Variable Account Select*Annuity III Variable Annuity Statement of Additional Information, please call 1-877-884-5050 or return this request to:

RELIASTAR LIFE INSURANCE COMPANY ING CUSTOMER SERVICE CENTER P.O. BOX 5050 MINOT, ND 58703 www.ingservicecenter.com

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Please send me a copy of the ReliaStar Select Variable Account Select*Annuity III Statement of Additional Information.

No person is authorized to give any information or to make any representations other than those contained in this prospectus and, if given or made, such information or representations must not be relied upon as having been authorized. This prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities other than the registered securities to which it relates. This prospectus does not constitute an offer or solicitation in any circumstances in which such offer or solicitation would be unlawful.

Select*Annuity III

43

APPENDIX A

THE FIXED ACCOUNT

Contributions to the Fixed Account under the contract and transfers to the Fixed Account become part of the general account of ReliaStar Life, which supports insurance and annuity obligations. Interests in the Fixed Account have not been registered under the Securities Act of 1933 (“1933 Act”) nor is the Fixed Account registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Accordingly, neither the Fixed Account nor any interest therein are generally subject to the provisions of the 1933 Act or 1940 Act and ReliaStar Life has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus that relate to the fixed portion of the contract. Disclosures regarding the fixed portion of the annuity contract and the Fixed Account, however, may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The Fixed Account is made up of all of the general assets of ReliaStar Life other than those allocated to any separate account. Purchase payments will be allocated to the Fixed Account as elected by the Owner at the time of purchase or as subsequently changed. ReliaStar Life will invest the assets of the Fixed Account in those assets chosen by ReliaStar Life and allowed by applicable law.

ReliaStar Life guarantees that it will credit interest at a rate of not less than 3% per year, compounded annually, to amounts allocated to the Fixed Account under the contract. ReliaStar Life may credit interest at a rate in excess of 3% per year; however, ReliaStar Life is not obligated to do so. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined in the sole discretion of ReliaStar Life. The Owner assumes the risk that interest credited to Fixed Account allocations may not exceed the minimum guarantee of 3% for any given year.

A-1

APPENDIX B

Funds Available Through the Variable Account

The following chart lists the funds that are currently available through the Subaccounts of the variable account, along with each Fund’s investment adviser/subadviser and investment objective. More detailed information about the funds can be found in the current prospectus and Statement of Additional Information for each Fund.

There is no assurance that the stated objectives and policies of any of the Funds will be achieved. Shares of the Funds will rise and fall in value and you could lose money by allocating Contract Value to the Subaccounts that invest in the Funds. Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all Funds are diversified, as defined under the 1940 Act.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

American Funds – Growth Fund	Investment Adviser:	Seeks growth of capital by investing
(Class 2)	Capital Research and Management	primarily in U.S. common stocks.
Company

American Funds – Growth-Income	Investment Adviser:	Seeks capital growth and income over
Fund (Class 2)	Capital Research and Management	time by investing primarily in U.S.
	Company	common stocks and other securities
that appear to offer potential for capital
appreciation and/or dividends.

American Funds – International	Investment Adviser:	Seeks growth of capital over time by
Fund (Class 2)	Capital Research and Management	investing primarily in common stocks
	Company	of companies based outside the United
States.

Fidelity Ò VIP Contrafund Ò Portfolio	Investment Adviser:	Seeks long-term capital appreciation.
(Initial Class)	Fidelity Management & Research
Company
Subadvisers:
FMR Co., Inc.; Fidelity Research &
Analysis Company; Fidelity
Management & Research (U.K.) Inc.;
Fidelity International Investment
Advisors; Fidelity International
Investment Advisors (U.K.) Limited;
Fidelity Investments Japan Limited

Fidelity Ò VIP Equity-Income	Investment Adviser:	Seeks reasonable income. Also
Portfolio (Initial Class)	Fidelity Management & Research	considers the potential for capital
	Company	appreciation. Seeks to achieve a yield
	Subadvisers:	which exceeds the composite yield on
	FMR Co., Inc.; Fidelity Research &	the securities comprising the Standard
	Analysis Company; Fidelity	& Poor's 500SM Index (S&P 500® ).
Management & Research (U.K), Inc.;
Fidelity International Investment
Advisors; Fidelity International
Investment Advisors (U.K.) Limited;
Fidelity Investments Japan Limited

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING AllianceBernstein Mid Cap	Investment Adviser:	Seeks long-term growth of capital.
Growth Portfolio (Class I)	Directed Services LLC
Subadviser:
AllianceBernstein, L.P.

ING BlackRock Large Cap	Investment Adviser:	Seeks long-term growth of capital.
Growth Portfolio (Class I)	Directed Services LLC
Subadviser:
BlackRock Investment Management,
LLC

ING Evergreen Health Sciences	Investment Adviser:	A non-diversified portfolio that seeks
Portfolio (Class I)	Directed Services LLC	long-term capital growth.
Subadviser:
Evergreen Investment Management
Company, LLC

ING Evergreen Omega Portfolio	Investment Adviser:	Seeks long-term capital growth.
(Class I)	Directed Services LLC
Subadviser:
Evergreen Investment Management
Company, LLC

ING FMRSM Diversified Mid Cap	Investment Adviser:	Seeks long-term growth of capital.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Fidelity Management & Research Co.

ING Focus 5 Portfolio (Class I)	Investment Adviser:	Seeks total return through capital
	Directed Services LLC	appreciation and dividend income.
Subadviser:
ING Investment Management Co.

ING Franklin Templeton Founding	Investment Adviser:	Seeks capital appreciation and
Strategy Portfolio (Class I)	Directed Services LLC	secondarily, income.

ING Global Real Estate Portfolio	Investment Adviser:	A non-diversified portfolio that seeks
(Class S)	ING Investments, LLC	high total return, consisting of capital
	Subadviser:	appreciation and current income.
ING Clarion Real Estate Securities L.P.

ING Global Resources Portfolio	Investment Adviser:	A non-diversified portfolio that seeks
(Class I)	Directed Services LLC	long-term capital appreciation.
Subadviser:
ING Investment Management Co.

ING JPMorgan Emerging	Investment Adviser:	Seeks capital appreciation.
Markets Equity Portfolio	Directed Services LLC
(Class I)	Subadviser:
J.P. Morgan Investment Management
Inc.

ING JPMorgan Small Cap Core	Investment Adviser:	Seeks capital growth over the long
Equity Portfolio (Class I)	Directed Services LLC	term.
Subadviser:
J.P. Morgan Investment Management
Inc.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING JPMorgan Value	Investment Adviser:	Seeks long-term capital appreciation.
Opportunities Portfolio (Class I)	Directed Services LLC
Subadviser:
J. P. Morgan Investment Management
Inc.

ING Julius Baer Foreign	Investment Adviser:	Seeks long-term growth of capital.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Julius Baer Investment Management,
LLC

ING Legg Mason Value Portfolio	Investment Adviser:	A non-diversified portfolio that seeks
(Class I)	Directed Services LLC	long-term growth of capital.
Subadviser:
Legg Mason Capital Management, Inc.

ING LifeStyle Aggressive	Investment Adviser:	Seeks growth of capital.
Growth Portfolio (Class I)	ING Investments, LLC
Asset Allocation Consultants:
Ibbotson Associates and ING
Investment Management Co.

ING LifeStyle Growth Portfolio	Investment Adviser:	Seeks growth of capital and some
(Class I)	ING Investments, LLC	current income.
Asset Allocation Consultants:
Ibbotson Associates and ING
Investment Management Co.

ING LifeStyle Moderate Growth	Investment Adviser:	Seeks growth of capital and a low to
Portfolio (Class I)	ING Investments, LLC	moderate level of current income.
Asset Allocation Consultants:
Ibbotson Associates and ING
Investment Management Co.

ING LifeStyle Moderate Portfolio	Investment Adviser:	Seeks growth of capital and current
(Class I)	ING Investments, LLC	income.
Asset Allocation Consultants:
Ibbotson Associates and ING
Investment Management Co.

ING Limited Maturity Bond	Investment Adviser:	Seeks highest current income consistent
Portfolio (Class S)	Directed Services LLC	with low risk to principal and liquidity
	Subadviser:	and secondarily, seeks to enhance its
	ING Investment Management Co.	total return through capital appreciation
when market factors, such as falling
interest rates and rising bond prices,
indicate that capital appreciation may
be available without significant risk to
principal.

ING Liquid Assets Portfolio	Investment Adviser:	Seeks high level of current income
(Class I)	Directed Services LLC	consistent with the preservation of
	Subadviser:	capital and liquidity.
ING Investment Management Co.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING Marsico Growth Portfolio	Investment Adviser:	Seeks capital appreciation.
(Class I)	Directed Services LLC
Subadviser:
Marsico Capital Management, LLC

ING Marsico International	Investment Adviser:	Seeks long-term growth of capital.
Opportunities Portfolio (Class I)	Directed Services LLC
Subadviser:
Marsico Capital Management, LLC

ING MFS Total Return Portfolio	Investment Adviser:	Seeks above-average income
(Class I)	Directed Services LLC	(compared to a portfolio entirely
	Subadviser:	invested in equity securities) consistent
	Massachusetts Financial Services	with the prudent employment of
	Company	capital. Secondarily seeks reasonable
opportunity for growth of capital and
income.

ING MFS Utilities Portfolio (Class I)	Investment Adviser:	Seeks total return.
Directed Services LLC
Subadviser:
Massachusetts Financial Services
Company

ING Oppenheimer Main Street	Investment Adviser:	Seeks long-term growth of capital and
Portfolio ® (Class I)	Directed Services LLC	future income.
Subadviser:
OppenheimerFunds, Inc.

ING PIMCO Core Bond Portfolio	Investment Adviser:	Seeks maximum total return, consistent
(Class I)	Directed Services LLC	with preservation of capital and prudent
	Subadviser:	investment management.
Pacific Investment Management
Company LLC

ING Pioneer Fund Portfolio	Investment Adviser:	Seeks reasonable income and capital
(Class I)	Directed Services LLC	growth.
Subadviser:
Pioneer Investment Management, Inc.

ING Pioneer Mid Cap Value	Investment Adviser:	Seeks capital appreciation.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Pioneer Investment Management, Inc.

ING Stock Index Portfolio	Investment Adviser:	Seeks total return.
(Class I)	Directed Services LLC
Subadviser:
ING Investment Management Co.

ING T. Rowe Price Capital	Investment Adviser:	Seeks, over the long-term, a high total
Appreciation Portfolio (Class I)	Directed Services LLC	investment return, consistent with the
	Subadviser:	preservation of capital and prudent
	T. Rowe Price Associates, Inc.	investment risk.

ING T. Rowe Price Equity	Investment Adviser:	Seeks substantial dividend income as
Income Portfolio (Class I)	Directed Services LLC	well as long-term growth of capital.
Subadviser:
T. Rowe Price Associates, Inc.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING Van Kampen Capital	Investment Adviser:	Seeks long-term capital appreciation.
Growth Portfolio (Class I)	Directed Services LLC
Subadviser:
Morgan Stanley Investment
Management, Inc. (d/b/a Van Kampen)

ING Van Kampen Growth and	Investment Adviser:	Seeks long-term growth of capital and
Income Portfolio (Class S)	Directed Services LLC	income.
Subadviser:
Morgan Stanley Investment
Management, Inc. (d/b/a Van Kampen)

ING VP Index Plus International	Investment Adviser:	Seeks to outperform the total return
Equity Portfolio (Class S)	ING Investments, LLC	performance of the Morgan Stanley
	Subadviser:	Capital International Europe
	ING Investment Management	Australasia and Far East® Index
	Advisors, B. V.	(“MSCI EAFE® Index”), while
maintaining a market level of risk.

ING Wells Fargo Small Cap	Investment Adviser:	Seeks long-term capital appreciation.
Disciplined Portfolio (Class I)	Directed Services LLC
Subadviser:
Wells Capital Management, Inc.

ING Baron Small Cap Growth	Investment Adviser:	Seeks capital appreciation.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
BAMCO, Inc.

ING Columbia Small Cap Value	Investment Adviser:	Seeks long-term growth of capital.
II Portfolio (Initial Class)	Directed Services LLC
Subadviser:
Columbia Management Advisors, LLC

ING JP Morgan Mid Cap Value	Investment Adviser:	Seeks growth from capital appreciation.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
J.P. Morgan Investment Management
Inc.

ING Neuberger Berman	Investment Adviser:	Seeks capital growth.
Partners Portfolio (Initial Class)	Directed Services LLC
Subadviser:
Neuberger Berman Management Inc.

ING Oppenheimer Global	Investment Adviser:	Seeks capital appreciation.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
OppenheimerFunds, Inc.

ING Oppenheimer Strategic	Investment Adviser:	Seeks a high level of current income
Income Portfolio (Service Class)	Directed Services LLC	principally derived from interest on
	Subadviser:	debt securities.
OppenheimerFunds, Inc.

ING Pioneer High Yield	Investment Adviser:	Seeks to maximize total return through
Portfolio (Initial Class)	Directed Services LLC	income and capital appreciation.
Subadviser:
Pioneer Investment Management, Inc.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING T. Rowe Price Diversified Mid	Investment Adviser:	Seeks long-term capital appreciation.
Cap Growth Portfolio (Initial Class)	Directed Services LLC
Subadviser:
T. Rowe Price Associates, Inc.

ING UBS U.S. Large Cap Equity	Investment Adviser:	Seeks long-term growth of capital and
Portfolio (Initial Class)	Directed Services LLC	future income.
Subadviser:
UBS Global Asset Management
(Americas) Inc.

ING Van Kampen Comstock	Investment Adviser:	Seeks capital growth and income.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
Morgan Stanley Investment
Management, Inc. (d/b/a Van Kampen)

ING Van Kampen Equity and	Investment Adviser:	Seeks total return, consisting of long-
Income Portfolio (Initial Class)	Directed Services LLC	term capital appreciation and current
	Subadviser:	income.
Morgan Stanley Investment
Management, Inc. (d/b/a Van Kampen)

ING VP Balanced Portfolio, Inc	Investment Adviser:	Seeks to maximize investment return,
(Class I)	ING Investments, LLC	consistent with reasonable safety of
	Subadviser:	principal, by investing in a diversified
	ING Investment Management Co.	portfolio of one or more of the
following asset classes: stocks, bonds
and cash equivalents, based on the
judgment of the portfolio’s
management, of which of those sectors
or mix thereof offers the best
investment prospects.

ING VP Intermediate Bond	Investment Adviser:	Seeks to maximize total return
Portfolio (Class I)	ING Investments, LLC	consistent with reasonable risk, through
	Subadviser:	investment in a diversified portfolio
	ING Investment Management Co.	consisting primarily of debt securities.

ING Lehman Brothers U.S.	Investment Adviser:	Seeks investment results (before fees
Aggregate Bond Index Ò Portfolio	ING Investments, LLC	and expenses) that correspond to the
(Class I)	Subadviser:	total return of the Lehman Brothers
	Lehman Brothers Asset Management	U.S. Aggregate Bond Index Ò .
LLC

ING RussellTM Small Cap Index	Investment Adviser:	Seeks investment results (before fees
Portfolio (Class I)	ING Investments, LLC	and expenses) that correspond to the
	Subadviser:	total return of the Russell 2000® Index.
ING Investment Management Co.

ING VP Index Plus LargeCap	Investment Adviser:	Seeks to outperform the total return
Portfolio (Class I)	ING Investments, LLC	performance of the Standard & Poor’s
	Subadviser:	500 Composite Stock Price Index (S&P
	ING Investment Management Co.	500 Index), while maintaining a market
level of risk.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING VP Index Plus MidCap	Investment Adviser:	Seeks to outperform the total return
Portfolio (Class I)	ING Investments, LLC	performance of the Standard & Poor’s
	Subadviser:	MidCap 400 Index (S&P MidCap 400
	ING Investment Management Co.	Index) while maintaining a market
level of risk.

ING VP Index Plus SmallCap	Investment Adviser:	Seeks to outperform the total return
Portfolio (Class I)	ING Investments, LLC	performance of the Standard & Poor’s
	Subadviser:	SmallCap 600 Index (S&P SmallCap
	ING Investment Management Co.	600 Index) while maintaining a market
level of risk.

ING VP SmallCap Opportunities	Investment Adviser:	Seeks long-term capital appreciation.
Portfolio (Class I)	ING Investments, LLC
Subadviser:
ING Investment Management Co.

Neuberger Berman AMT	Investment Adviser:	Seeks long-term growth of capital by
Socially Responsive Portfolio®	Neuberger Berman Management Inc.	investing primarily in securities of
(Class I)	Subadviser:	companies that meet the fund’s
	Neuberger Berman, LLC	financial criteria and social policy.

APPENDIX C

Performance Information and Condensed Financial Information

Performance Information

From time to time, ReliaStar Life may advertise or include in sales literature yields, effective yields and total returns for the available Subaccounts. These figures are based on historical earnings and do not indicate or project future performance.

Yields and total returns for the Subaccounts are based on the investment performance of the corresponding Funds. The performance in part reflects the Funds’ expenses. See the prospectuses for the Funds.

The yield of the Subaccount investing in money market portfolios such as the ING Liquid Assets Portfolio refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment.

The yield of a Subaccount (except money market portfolios such as the ING Liquid Assets Portfolio) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

Total returns generally will be presented in “standardized” format. This means, among other things, that performance will be shown from the date on which a Fund was first available in the Variable Account. In some instances, “non-standardized” returns may be shown from prior to the inception date of the Variable Account. Nonstandardized information will be accompanied by standardized information. ReliaStar Life will not show nonstandardized performance unless ReliaStar Life also shows standardized performance.

When a Subaccount has been in operation for one, five and ten years, respectively, the average annual total return for these periods will be provided. For periods prior to the date the Subaccount commenced operations, nonstandardized performance information for contracts funded by the Subaccounts will be calculated based on the performance of the Funds and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Funds, with the level of contract charges that were in effect at the inception of the Subaccounts for the contracts.

ReliaStar Life may, from time to time, also disclose yield and total returns for the Funds, including such disclosure for periods prior to the dates the Subaccounts commenced operations.

ReliaStar Life may also report other information including the effect of tax-deferred compounding on a Subaccount’s investment returns, or returns in general, which may be illustrated by tables, graphs or charts.

With respect to performance reporting it is important to remember that past performance does not guarantee future results. Current performance may be higher or lower than the performance shown and actual investment returns and principal values will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost.

CONDENSED FINANCIAL INFORMATION

The following table shows, for each subaccount of the Variable Account, the value of a subaccount Accumulation Unit as they are invested in Funds at the dates shown, and the total number of subaccount Accumulation Units outstanding at the end of each period.

TABLE I

Year Ended December 31

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

AMERICAN FUNDS INSURANCE SERIES - GROWTH
FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.15	$12.10	$10.63
Value at end of period	$14.57	$13.15	$12.10
Number of accumulation units outstanding at end of period	174,191	202,364	188,279
AMERICAN FUNDS INSURANCE SERIES - GROWTH
INCOME FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.56	$11.06	$10.10
Value at end of period	$13.02	$12.56	$11.06
Number of accumulation units outstanding at end of period	118,879	143,882	153,073
AMERICAN FUNDS INSURANCE SERIES -
INTERNATIONAL FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.50	$12.36	$10.20
Value at end of period	$17.17	$14.50	$12.36
Number of accumulation units outstanding at end of period	142,211	148,217	130,550
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$36.36	$33.00	$28.62	$25.13	$19.84	$22.1874	$25.6395	$27.8416	$22.7206	$17.7248
Value at end of period	$42.17	$36.36	$33.00	$28.62	$25.13	$19.84	$22.1874	$25.6395	$27.8416	$22.7206
Number of accumulation units outstanding at end of period	613,349	807,671	1,131,052	1,478,830	1,816,561	2,009,345	2,545,232	3,048,087	3,388,151	3,002,878
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$33.06	$27.89	$26.72	$24.29	$18.90	$23.0729	$24.6181	$23.0232	$21.9558	$19.9442
Value at end of period	$33.10	$33.06	$27.89	$26.72	$24.29	$18.90	$23.0729	$24.6181	$23.0232	$21.9558
Number of accumulation units outstanding at end of period	623,519	834,836	1,172,633	1,621,767	1,985,202	2,122,244	2,584,578	2,952,877	3,543,768	4,241,041
FIDELITY® VIP INVESTMENT GRADE BOND
PORTFOLIO
Value at beginning of period	$17.79	$17.29	$17.15	$16.65	$16.05	$14.7484	$28.70	$12.5711	$12.8823	$12.0011
Value at end of period	$18.31	$17.79	$17.29	$17.15	$16.65	$16.05	$14.7484	$28.70	$12.5711	$12.8823
Number of accumulation units outstanding at end of period	276,395	428,235	691,373	1,071,855	1,441,591	1,718,651	1,602,587	1,291,171	1,302,913	1,152,135

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.82	$12.74	$12.02
Value at end of period	$14.04	$12.82	$12.74
Number of accumulation units outstanding at end of period	16,635	10,927	1,398
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.53	$10.63	$10.35
Value at end of period	$12.15	$12.53	$10.63
Number of accumulation units outstanding at end of period	53	909	821
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.97	$11.36	$10.51
Value at end of period	$12.44	$12.97	$11.36
Number of accumulation units outstanding at end of period	3,619	5,485	9,953
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.58	$11.04	$10.38
Value at end of period	$13.19	$12.58	$11.04
Number of accumulation units outstanding at end of period	37,080	33,166	26,510
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$12.26	$11.95
Value at end of period	$12.95	$12.26
Number of accumulation units outstanding at end of period	5,151	3,773
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Since May 17, 2004)
Value at beginning of period	$13.11	$11.39	$10.94	$10.32
Value at end of period	$13.51	$13.11	$11.39	$10.94
Number of accumulation units outstanding at end of period	170,507	241,275	342,999	493,592
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.07	$9.95
Value at end of period	$10.25	$10.07
Number of accumulation units outstanding at end of period	2,144	458
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$12.26	$11.40
Value at end of period	$13.15	$12.26
Number of accumulation units outstanding at end of period	2,436	9,749

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.89	$11.39	$11.10
Value at end of period	$13.13	$11.89	$11.39
Number of accumulation units outstanding at end of period	1,470,754	1,931,323	2,641,223
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$9.86	$9.99
Value at end of period	$11.16	$9.86
Number of accumulation units outstanding at end of period	11,930	12,229
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.69	$10.54	$10.07
Value at end of period	$10.94	$10.69	$10.54
Number of accumulation units outstanding at end of period	1,631,752	2,242,277	1,200,206
ING FMRSM MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.87	$11.48	$10.55
Value at end of period	$11.89	$11.87	$11.48
Number of accumulation units outstanding at end of period	132	132	6,858
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$16.22	$13.51	$9.51
Value at end of period	$21.37	$16.22	$13.51
Number of accumulation units outstanding at end of period	44,354	79,982	54,568
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.39	$10.48
Value at end of period	$15.59	$11.39
Number of accumulation units outstanding at end of period	30,179	33,573
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.62	$10.95	$10.17
Value at end of period	$12.77	$12.62	$10.95
Number of accumulation units outstanding at end of period	31,093	43,161	42,804

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Since June 4, 2004)
Value at beginning of period	$14.16	$12.28	$11.97	$9.96
Value at end of period	$13.75	$14.16	$12.28	$11.97
Number of accumulation units outstanding at end of period	347,644	514,301	792,826	337,948
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.66	$10.66	$10.25
Value at end of period	$12.37	$12.66	$10.66
Number of accumulation units outstanding at end of period	905,718	1,175,261	1,579,028
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.04	$11.76	$9.82
Value at end of period	$17.31	$15.04	$11.76
Number of accumulation units outstanding at end of period	41,358	40,421	30,413
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.97	$11.93	$11.26
Value at end of period	$12.59	$12.97	$11.93
Number of accumulation units outstanding at end of period	1,569	2,010	1,583
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.11	$11.50	$10.19
Value at end of period	$11.26	$12.11	$11.50
Number of accumulation units outstanding at end of period	2,484	12,037	7,019
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$14.33	$13.49
Value at end of period	$14.63	$14.33
Number of accumulation units outstanding at end of period	9,913	9,204
ING LIFESTYLE GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.69	$12.09
Value at end of period	$14.06	$13.69
Number of accumulation units outstanding at end of period	9,065	3,237
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.04	$11.89
Value at end of period	$13.49	$13.04
Number of accumulation units outstanding at end of period	33,789	24,680

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING LIFESTYLE MODERATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.57	$11.84
Value at end of period	$13.05	$12.57
Number of accumulation units outstanding at end of period	12,488	29,543
ING LIMITED MATURITY BOND PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.27	$10.03	$10.01
Value at end of period	$10.71	$10.27	$10.03
Number of accumulation units outstanding at end of period	291,662	401,552	11,931
ING LIQUID ASSETS PORTFOLIO
(Since May 10, 2004)
Value at beginning of period	$10.51	$10.15	$9.99	$10.00
Value at end of period	$10.90	$10.51	$10.15	$9.99
Number of accumulation units outstanding at end of period	793,479	769,051	970,786	1,405,296
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.86	$11.06	$10.34
Value at end of period	$13.23	$12.86	$11.06
Number of accumulation units outstanding at end of period	194	1,172	1,380
ING LORD ABBETT U.S. GOVERNMENT SECURITIES
PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.43	$10.03
Value at end of period	$11.04	$10.43
Number of accumulation units outstanding at end of period	22,983	12,787
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.93	$11.50	$10.09
Value at end of period	$13.47	$11.93	$11.50
Number of accumulation units outstanding at end of period	14,514	15,264	9,170
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$15.25	$12.45	$10.16
Value at end of period	$18.17	$15.25	$12.45
Number of accumulation units outstanding at end of period	309,597	415,318	646,005
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.55	$10.44	$10.14
Value at end of period	$11.88	$11.55	$10.44
Number of accumulation units outstanding at end of period	11,848	12,948	16,322

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.95	$10.02	$10.02
Value at end of period	$16.31	$12.95	$10.02
Number of accumulation units outstanding at end of period	177,283	238,766	240,264
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.93	$11.98	$10.04
Value at end of period	$14.64	$13.93	$11.98
Number of accumulation units outstanding at end of period	719,366	987,160	1,384,718
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.59	$11.08	$10.14
Value at end of period	$12.98	$12.59	$11.08
Number of accumulation units outstanding at end of period	4,371	4,024	774
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.77	$10.09	$10.11
Value at end of period	$11.54	$10.77	$10.09
Number of accumulation units outstanding at end of period	134,254	173,717	18,735
ING OPPORTUNISTIC LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.35	$9.92	$9.98
Value at end of period	$11.53	$11.35	$9.92
Number of accumulation units outstanding at end of period	19,788	38,912	64,275
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.36	$10.08	$10.07
Value at end of period	$11.20	$10.36	$10.08
Number of accumulation units outstanding at end of period	30,740	38,670	31,552
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$12.65	$11.73
Value at end of period	$13.15	$12.65
Number of accumulation units outstanding at end of period	7,316	8,280
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.13	$10.92	$10.19
Value at end of period	$12.65	$12.13	$10.92
Number of accumulation units outstanding at end of period	3,310	2,645	6,724
ING STOCK INDEX PORTFOLIO
(Since June 22, 2004)
Value at beginning of period	$12.87	$11.29	$10.95	$10.24
Value at end of period	$13.36	$12.87	$11.29	$10.95
Number of accumulation units outstanding at end of period	1,408,512	1,806,092	2,519,398	3,644,867

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.51	$11.03	$10.19
Value at end of period	$12.91	$12.51	$11.03
Number of accumulation units outstanding at end of period	95,844	101,957	75,316
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.58	$11.69	$10.03
Value at end of period	$14.06	$12.58	$11.69
Number of accumulation units outstanding at end of period	708,539	1,029,207	1,558,061
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.59	$10.69	$10.36
Value at end of period	$12.83	$12.59	$10.69
Number of accumulation units outstanding at end of period	32,477	46,197	37,296
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.86	$10.83	$10.38
Value at end of period	$11.91	$11.86	$10.83
Number of accumulation units outstanding at end of period	21	61	62
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.69	$11.24	$10.74
Value at end of period	$12.66	$12.69	$11.24
Number of accumulation units outstanding at end of period	120,796	172,164	228,257
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Since June 25, 2004)
Value at beginning of period	$12.46	$12.11	$10.63	$10.16
Value at end of period	$14.93	$12.46	$12.11	$10.63
Number of accumulation units outstanding at end of period	282,429	426,952	606,204	848,263
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.17	$10.62	$10.21
Value at end of period	$11.75	$12.17	$10.62
Number of accumulation units outstanding at end of period	13,021	17,889	25,740
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.10	$10.89	$10.29
Value at end of period	$12.36	$12.10	$10.89
Number of accumulation units outstanding at end of period	15,219	16,737	3,714

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.73	$11.13	$11.09
Value at end of period	$12.88	$12.73	$11.13
Number of accumulation units outstanding at end of period	271,078	362,385	2,190
ING VP BALANCED PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.51	$10.01
Value at end of period	$10.94	$10.51
Number of accumulation units outstanding at end of period	340,649	423,116
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.00
Value at end of period	$9.96
Number of accumulation units outstanding at end of period	81,832
ING VP HIGH YIELD BOND PORTFOLIO
Value at beginning of period	$10.85	$10.02	$10.01	$9.41	$8.13	$8.3374	$8.3965	$9.6354	$10.0955	$10.3496
Value at end of period	$10.90	$10.85	$10.02	$10.01	$9.41	$8.13	$8.3374	$8.3965	$9.6354	$10.0955
Number of accumulation units outstanding at end of period	414,520	537,657	166,935	199,216	496,538	237,293	266,875	283,066	368,743	389,807
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$12.79	$11.48
Value at end of period	$13.64	$12.79
Number of accumulation units outstanding at end of period	159,544	202,822
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.41	$10.98	$10.29
Value at end of period	$12.85	$12.41	$10.98
Number of accumulation units outstanding at end of period	2,244	13,209	3,972
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.52	$11.60	$10.59
Value at end of period	$13.02	$12.52	$11.60
Number of accumulation units outstanding at end of period	74,122	100,409	106,720
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.92	$11.51	$10.16
Value at end of period	$11.94	$12.92	$11.51
Number of accumulation units outstanding at end of period	59,344	87,105	97,075

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.39	$10.12	$10.02
Value at end of period	$10.86	$10.39	$10.12
Number of accumulation units outstanding at end of period	57,798	48,426	29,572
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$26.01	$20.38	$18.88	$16.31	$12.73	$15.2495	$17.5072	$17.2046	$11.6165	$10.0738
Value at end of period	$29.10	$26.01	$20.38	$18.88	$16.31	$12.73	$15.2495	$17.5072	$17.2046	$11.6165
Number of accumulation units outstanding at end of period	116,618	188,003	325,902	503,669	547,278	406,618	368,448	349,793	284,973	232,846
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Since May 1, 2000)
Value at beginning of period	$7.45	$7.01	$6.44	$5.85	$4.34	$5.9396	$8.8561	$0.00
Value at end of period	$9.24	$7.45	$7.01	$6.44	$5.85	$4.34	$5.9396	$8.8561
Number of accumulation units outstanding at end of period	515,659	732,188	979,332	1,286,006	119,974	78,226	104,414	63,345
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.46	$11.54	$10.00
Value at end of period	$12.75	$15.46	$11.54
Number of accumulation units outstanding at end of period	24,422	69,209	25,815
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$29.07	$26.18	$24.33	$22.40	$16.39	$29.4598	$42.1707	$42.3014	$17.795	$15.3827
Value at end of period	$31.55	$29.07	$26.18	$24.33	$22.40	$16.39	$29.4598	$42.1707	$42.3014	$17.795
Number of accumulation units outstanding at end of period	109,698	161,191	220,745	301,141	410,529	620,847	773,226	860,669	434,003	323,803
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.19	$10.47	$10.38
Value at end of period	$11.68	$11.19	$10.47
Number of accumulation units outstanding at end of period	1,304	1,305	807
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.25	$10.97	$10.65
Value at end of period	$12.68	$12.25	$10.97
Number of accumulation units outstanding at end of period	1,824	1,888	3,979

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.74	$10.71	$10.53
Value at end of period	$12.21	$11.74	$10.71
Number of accumulation units outstanding at end of period	4,187	4,273	2,775
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.46	$10.00
Value at end of period	$9.96	$10.46
Number of accumulation units outstanding at end of period	1,729	1,903
NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
PORTFOLIO®
(Since April 30, 1999)
Value at beginning of period	$14.46	$12.90	$12.24	$10.95	$8.26	$9.8309	$10.3394	$10.6549	$0.00
Value at end of period	$15.35	$14.46	$12.90	$12.24	$10.95	$10.3394	$9.8309	$10.3394	$10.6549
Number of accumulation units outstanding at end of period	27,008	35,585	47,808	53,325	63,728	48,267	62,695	47,083	22,281

APPENDIX D

INFORMATION REGARDING CLOSED SUBACCOUNTS

The subaccounts that invest in the following Funds have been closed to new investment:

  Fidelity® VIP Investment Grade Bond Portfolio
  ING BlackRock Large Cap Value Portfolio
  ING Lord Abbett Affiliated Portfolio
  ING Opportunistic Large Cap Value Portfolio 1
  ING American Century Large Company Value Portfolio
  ING American Century Small-Mid Cap Value Portfolio
  ING Legg Mason Partners Aggressive Growth Portfolio
  ING PIMCO Total Return Portfolio
  ING VP Strategic Allocation Conservative Portfolio
  ING VP Strategic Allocation Growth Portfolio
  ING VP Strategic Allocation Moderate Portfolio
  ING VP High Yield Bond Portfolio
  ING VP International Value Portfolio
  ING VP MidCap Opportunities Portfolio 2
  ING VP Real Estate Portfolio

Contract owners who have Contract Value allocated to one or more of the Subaccounts that correspond to these Funds may leave their Contract Value in those Subaccounts, but future allocations and transfers into those Subaccounts are prohibited. If your most recent premium allocation instructions includes a Subaccount that corresponds to one of these Funds, premium received that would have been allocated to a Subaccount corresponding to one of these Funds may be automatically allocated among the other available Subaccounts according to your most recent premium allocation instructions. If your most recent allocation instructions do not include any available Funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting our:

ING Customer Service Center P.O. Box 5050 Minot, ND 58703 1-877-884-5050

1	Prior to April 28 2008, this Fund was known as the ING VP Value Opportunity Portfolio.

2	Effective April 28, 2008, the ING Mid Cap Growth and Income Portfolio (formerly known as the ING FMRSM Mid Cap Growth Portfolio) merged with and into the ING VP MidCap Opportunities Portfolio. Your investment in the Subaccount that invested in the ING Mid Cap Growth Portfolio automatically became an investment in the ING VP MidCap Opportunities Portfolio subaccount with an equal total net asset value.

D-1

FINANCIAL STATEMENTS ReliaStar Life Insurance Company ReliaStar Select Variable Account Year ended December 31, 2007 with Report of Independent Registered Public Accounting Firm

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RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Financial Statements Year ended December 31, 2007

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Financial Statements Year ended December 31, 2007

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants ReliaStar Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting ReliaStar Life Insurance Company ReliaStar Select Variable Account (the “Account”) as of December 31, 2007, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2
American Funds Insurance Series® Growth-Income Fund -
Class 2
American Funds Insurance Series® International Fund - Class 2
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Fidelity® VIP Money Market Portfolio - Initial Class
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Institutional
Class
ING BlackRock Large Cap Growth Portfolio - Institutional Class
ING BlackRock Large Cap Value Portfolio - Institutional Class
ING Evergreen Health Sciences Portfolio - Institutional Class
ING Evergreen Omega Portfolio - Institutional Class
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
ING FMRSM Large Cap Growth Portfolio - Institutional Class
ING FMRSM Mid Cap Growth Portfolio - Institutional Class
ING Global Resources Portfolio - Institutional Class
ING JPMorgan Emerging Markets Equity Portfolio - Institutional
Class
ING JPMorgan Small Cap Core Equity Portfolio - Institutional
Class
ING JPMorgan Value Opportunities Portfolio - Institutional
Class
ING Julius Baer Foreign Portfolio - Institutional Class
ING Legg Mason Value Portfolio - Institutional Class
ING LifeStyle Aggressive Growth Portfolio - Institutional Class
ING LifeStyle Growth Portfolio - Institutional Class
ING LifeStyle Moderate Growth Portfolio - Institutional Class
ING LifeStyle Moderate Portfolio - Institutional Class
ING Limited Maturity Bond Portfolio - Service Class
ING Liquid Assets Portfolio - Institutional Class
ING Lord Abbett Affiliated Portfolio - Institutional Class
ING MarketStyle Growth Portfolio - Institutional Class
ING Marsico Growth Portfolio - Institutional Class
ING Marsico International Opportunities Portfolio - Institutional
Class
ING MFS Total Return Portfolio - Institutional Class
ING MFS Utilities Portfolio - Institutional Class

ING Investors Trust (continued):
ING Oppenheimer Main Street Portfolio® - Institutional Class
ING Pioneer Fund Portfolio - Institutional Class
ING Pioneer Mid Cap Value Portfolio - Institutional Class
ING Stock Index Portfolio - Institutional Class
ING T. Rowe Price Capital Appreciation Portfolio - Institutional
Class
ING T. Rowe Price Equity Income Portfolio - Institutional Class
ING UBS U.S. Allocation Portfolio - Service Class
ING Van Kampen Capital Growth Portfolio - Institutional Class
ING Van Kampen Growth and Income Portfolio - Service Class
ING VP Index Plus International Equity Portfolio - Service Class
ING Wells Fargo Small Cap Disciplined Portfolio - Institutional
Class
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Initial
Class
ING American Century Small-Mid Cap Value Portfolio - Initial
Class
ING Baron Small Cap Growth Portfolio - Initial Class
ING Columbia Small Cap Value II Portfolio - Initial Class
ING Fundamental Research Portfolio - Initial Class
ING JPMorgan Mid Cap Value Portfolio - Initial Class
ING Legg Mason Partners Aggressive Growth Portfolio - Initial
Class
ING Lord Abbett U.S. Government Securities Portfolio - Initial
Class
ING Neuberger Berman Partners Portfolio - Initial Class
ING Neuberger Berman Regency Portfolio - Initial Class
ING Oppenheimer Global Portfolio - Initial Class
ING Oppenheimer Strategic Income Portfolio - Service Class
ING PIMCO Total Return Portfolio - Initial Class
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Initial Class
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
ING Van Kampen Comstock Portfolio - Initial Class
ING Van Kampen Equity and Income Portfolio - Initial Class
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I
ING VP Strategic Allocation Growth Portfolio - Class I
ING VP Strategic Allocation Moderate Portfolio - Class I
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I

ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class I
ING VP Index Plus MidCap Portfolio - Class I
ING VP Index Plus SmallCap Portfolio - Class I
ING VP Value Opportunity Portfolio - Class I
ING Variable Products Trust:
ING VP High Yield Bond Portfolio - Class I
ING VP International Value Portfolio - Class I
ING VP MidCap Opportunities Portfolio - Class I
ING VP Real Estate Portfolio - Class S
ING VP SmallCap Opportunities Portfolio - Class I

ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive Portfolio® -
Class I

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ReliaStar Life Insurance Company ReliaStar Select Variable Account at December 31, 2007, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia March 21, 2008

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

		American	American
	American	Funds	Funds
	Funds	Insurance	Insurance	Fidelity® VIP	Fidelity® VIP
	Insurance	Series®	Series®	Equity-Income	Contrafund®
	Series® Growth	Growth-Income	International	Portfolio -	Portfolio -
	Fund - Class 2	Fund - Class 2	Fund - Class 2	Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 2,873	$ 1,693	$ 2,618	$ 41,961	$ 28,892
Total assets	2,873	1,693	2,618	41,961	28,892
Net assets	$ 2,873	$ 1,693	$ 2,618	$ 41,961	$ 28,892

Net assets
Accumulation units	$ 2,873	$ 1,693	$ 2,618	$ 41,908	$ 28,858
Contracts in payout (annuitization)	-	-	-	53	34
Total net assets	$ 2,873	$ 1,693	$ 2,618	$ 41,961	$ 28,892

Total number of mutual fund shares	43,059	40,060	105,890	1,754,960	1,035,546

Cost of mutual fund shares	$ 2,685	$ 1,602	$ 2,241	$ 38,501	$ 24,186

The accompanying notes are an integral part of these financial statements.

3

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

ING BlackRock
		Fidelity® VIP		ING	Large Cap
	Fidelity® VIP	Investment	Fidelity® VIP	AllianceBernstein	Growth
	Index 500	Grade Bond	Money Market	Mid Cap Growth	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Institutional
	Initial Class	Initial Class	Initial Class	Institutional Class	Class

Assets
Investments in mutual funds
at fair value	$ 3	$ 6,584	$ 48	$ 234	$ 74
Total assets	3	6,584	48	234	74
Net assets	$ 3	$ 6,584	$ 48	$ 234	$ 74

Net assets
Accumulation units	$ 3	$ 6,584	$ -	$ 234	$ 74
Contracts in payout (annuitization)	-	-	48	-	-
Total net assets	$ 3	$ 6,584	$ 48	$ 234	$ 74

Total number of mutual fund shares	18	515,994	48,008	13,248	5,952

Cost of mutual fund shares	$ 3	$ 6,588	$ 48	$ 246	$ 72

The accompanying notes are an integral part of these financial statements.

4

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

ING FMRSM
		ING Evergreen	ING Evergreen	ING FMRSM	Large Cap
	ING BlackRock	Health Sciences	Omega	Diversified Mid	Growth
	Large Cap Value	Portfolio -	Portfolio -	Cap Portfolio -	Portfolio -
	Portfolio -	Institutional	Institutional	Institutional	Institutional
	Institutional Class	Class	Class	Class	Class

Assets
Investments in mutual funds
at fair value	$ 2,647	$ 37	$ 21,274	$ 141	$ 35,819
Total assets	2,647	37	21,274	141	35,819
Net assets	$ 2,647	$ 37	$ 21,274	$ 141	$ 35,819

Net assets
Accumulation units	$ 2,647	$ 37	$ 21,241	$ 141	$ 35,580
Contracts in payout (annuitization)	-	-	33	-	239
Total net assets	$ 2,647	$ 37	$ 21,274	$ 141	$ 35,819

Total number of mutual fund shares	187,996	2,896	1,651,702	9,189	3,175,421

Cost of mutual fund shares	$ 2,205	$ 38	$ 17,698	$ 126	$ 34,485

The accompanying notes are an integral part of these financial statements.

5

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

			ING JPMorgan		ING JPMorgan
			Emerging	ING JPMorgan	Value
	ING FMRSM Mid	ING Global	Markets Equity	Small Cap Core	Opportunities
	Cap Growth	Resources	Portfolio -	Equity Portfolio -	Portfolio -
	Portfolio -	Portfolio -	Institutional	Institutional	Institutional
	Institutional Class	Institutional Class	Class	Class	Class

Assets
Investments in mutual funds
at fair value	$ 2	$ 1,081	$ 526	$ 5,627	$ 12,627
Total assets	2	1,081	526	5,627	12,627
Net assets	$ 2	$ 1,081	$ 526	$ 5,627	$ 12,627

Net assets
Accumulation units	$ 2	$ 1,081	$ 526	$ 5,627	$ 12,594
Contracts in payout (annuitization)	-	-	-	-	33
Total net assets	$ 2	$ 1,081	$ 526	$ 5,627	$ 12,627

Total number of mutual fund shares	122	41,012	19,596	421,161	1,073,728

Cost of mutual fund shares	$ 1	$ 920	$ 472	$ 5,286	$ 11,501

The accompanying notes are an integral part of these financial statements.

6

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

			ING LifeStyle		ING LifeStyle
	ING Julius Baer	ING Legg	Aggressive	ING LifeStyle	Moderate
	Foreign	Mason Value	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class	Class

Assets
Investments in mutual funds
at fair value	$ 937	$ 35	$ 145	$ 227	$ 593
Total assets	937	35	145	227	593
Net assets	$ 937	$ 35	$ 145	$ 227	$ 593

Net assets
Accumulation units	$ 937	$ 35	$ 145	$ 227	$ 593
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 937	$ 35	$ 145	$ 227	$ 593

Total number of mutual fund shares	50,721	3,280	10,352	16,714	45,673

Cost of mutual fund shares	$ 888	$ 38	$ 136	$ 230	$ 586

The accompanying notes are an integral part of these financial statements.

7

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

ING Lord
	ING LifeStyle			Abbett	ING Marsico
	Moderate	ING Limited	ING Liquid	Affiliated	Growth
	Portfolio -	Maturity Bond	Assets Portfolio -	Portfolio -	Portfolio -
	Institutional	Portfolio -	Institutional	Institutional	Institutional
	Class	Service Class	Class	Class	Class

Assets
Investments in mutual funds
at fair value	$ 215	$ 3,281	$ 11,907	$ 3	$ 228
Total assets	215	3,281	11,907	3	228
Net assets	$ 215	$ 3,281	$ 11,907	$ 3	$ 228

Net assets
Accumulation units	$ 215	$ 3,281	$ 11,907	$ 3	$ 228
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 215	$ 3,281	$ 11,907	$ 3	$ 228

Total number of mutual fund shares	17,073	295,068	11,906,711	203	11,928

Cost of mutual fund shares	$ 212	$ 3,180	$ 11,907	$ 2	$ 209

The accompanying notes are an integral part of these financial statements.

8

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING Marsico			ING
	International	ING MFS Total	ING MFS	Oppenheimer
	Opportunities	Return	Utilities	Main Street	ING Pioneer
	Portfolio -	Portfolio -	Portfolio -	Portfolio® -	Fund Portfolio -
	Institutional	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class	Class

Assets
Investments in mutual funds
at fair value	$ 6,473	$ 236	$ 3,136	$ 69	$ 96
Total assets	6,473	236	3,136	69	96
Net assets	$ 6,473	$ 236	$ 3,136	$ 69	$ 96

Net assets
Accumulation units	$ 6,473	$ 236	$ 3,123	$ 69	$ 96
Contracts in payout (annuitization)	-	-	13	-	-
Total net assets	$ 6,473	$ 236	$ 3,136	$ 69	$ 96

Total number of mutual fund shares	378,331	12,919	175,001	3,377	7,310

Cost of mutual fund shares	$ 4,632	$ 246	$ 2,250	$ 68	$ 90

The accompanying notes are an integral part of these financial statements.

9

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

			ING T. Rowe	ING T. Rowe
	ING Pioneer		Price Capital	Price Equity
	Mid Cap Value	ING Stock Index	Appreciation	Income	ING UBS U.S.
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Allocation
	Institutional	Institutional	Institutional	Institutional	Portfolio -
	Class	Class	Class	Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 51	$ 22,306	$ 1,637	$ 453	$ -
Total assets	51	22,306	1,637	453	-
Net assets	$ 51	$ 22,306	$ 1,637	$ 453	$ -

Net assets
Accumulation units	$ 51	$ 22,306	$ 1,637	$ 453	$ -
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 51	$ 22,306	$ 1,637	$ 453	$ -

Total number of mutual fund shares	4,108	1,723,813	66,155	29,653	25

Cost of mutual fund shares	$ 52	$ 18,093	$ 1,718	$ 445	$ -

The accompanying notes are an integral part of these financial statements.

10

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING Van	ING Van		ING Wells
	Kampen	Kampen	ING VP Index	Fargo Small	ING American
	Capital Growth	Growth and	Plus	Cap Disciplined	Century Large
	Portfolio -	Income	International	Portfolio -	Company Value
	Institutional	Portfolio -	Equity Portfolio	Institutional	Portfolio -
	Class	Service Class	- Service Class	Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 4,625	$ 4,385	$ 5,190	$ 17	$ 1
Total assets	4,625	4,385	5,190	17	1
Net assets	$ 4,625	$ 4,385	$ 5,190	$ 17	$ 1

Net assets
Accumulation units	$ 4,625	$ 4,385	$ 5,178	$ 17	$ 1
Contracts in payout (annuitization)	-	-	12	-	-
Total net assets	$ 4,625	$ 4,385	$ 5,190	$ 17	$ 1

Total number of mutual fund shares	329,621	163,364	367,531	1,564	45

Cost of mutual fund shares	$ 3,333	$ 4,590	$ 4,545	$ 18	$ 1

The accompanying notes are an integral part of these financial statements.

11

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

ING Legg
	ING American	ING Baron	ING Columbia		Mason Partners
	Century Small-	Small Cap	Small Cap	ING JPMorgan	Aggressive
	Mid Cap Value	Growth	Value II	Mid Cap Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 49	$ 510	$ 27	$ 487	$ 20
Total assets	49	510	27	487	20
Net assets	$ 49	$ 510	$ 27	$ 487	$ 20

Net assets
Accumulation units	$ 49	$ 510	$ 27	$ 487	$ 20
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 49	$ 510	$ 27	$ 487	$ 20

Total number of mutual fund shares	4,310	25,856	2,611	30,873	409

Cost of mutual fund shares	$ 53	$ 476	$ 28	$ 481	$ 18

The accompanying notes are an integral part of these financial statements.

12

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING Lord				ING
	Abbett U.S.	ING Neuberger	ING Neuberger	ING	Oppenheimer
	Government	Berman	Berman	Oppenheimer	Strategic
	Securities	Partners	Regency	Global	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 312	$ 8	$ 1	$ 12,360	$ 1,704
Total assets	312	8	1	12,360	1,704
Net assets	$ 312	$ 8	$ 1	$ 12,360	$ 1,704

Net assets
Accumulation units	$ 312	$ 8	$ 1	$ 12,360	$ 1,704
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 312	$ 8	$ 1	$ 12,360	$ 1,704

Total number of mutual fund shares	30,807	750	104	732,675	151,966

Cost of mutual fund shares	$ 322	$ 8	$ 1	$ 9,371	$ 1,579

The accompanying notes are an integral part of these financial statements.

13

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

		ING T. Rowe Price		ING Van	ING Van
	ING PIMCO	Diversified Mid	ING UBS U.S.	Kampen	Kampen Equity
	Total Return	Cap Growth	Large Cap	Comstock	and Income
	Portfolio -	Portfolio -	Equity Portfolio	Portfolio -	Portfolio -
	Initial Class	Initial Class	- Initial Class	Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 389	$ 11,980	$ 1,643	$ 192	$ 188
Total assets	389	11,980	1,643	192	188
Net assets	$ 389	$ 11,980	$ 1,643	$ 192	$ 188

Net assets
Accumulation units	$ 389	$ 11,980	$ 1,643	$ 192	$ 188
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 389	$ 11,980	$ 1,643	$ 192	$ 188

Total number of mutual fund shares	33,027	1,258,406	154,815	15,272	4,982

Cost of mutual fund shares	$ 370	$ 10,415	$ 1,383	$ 195	$ 188

The accompanying notes are an integral part of these financial statements.

14

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING VP		ING VP
	Strategic	ING VP	Strategic	ING VP
	Allocation	Strategic	Allocation	Growth and	ING VP Index
	Conservative	Allocation	Moderate	Income	Plus LargeCap
	Portfolio -	Growth Portfolio	Portfolio -	Portfolio - Class	Portfolio - Class
	Class I	- Class I	Class I	I	I

Assets
Investments in mutual funds
at fair value	$ 15	$ 33	$ 51	$ 838	$ 134
Total assets	15	33	51	838	134
Net assets	$ 15	$ 33	$ 51	$ 838	$ 134

Net assets
Accumulation units	$ 15	$ 33	$ 51	$ 838	$ 134
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 15	$ 33	$ 51	$ 838	$ 134

Total number of mutual fund shares	1,127	1,979	3,372	33,859	7,416

Cost of mutual fund shares	$ 15	$ 31	$ 48	$ 837	$ 127

The accompanying notes are an integral part of these financial statements.

15

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING VP Index	ING VP Index	ING VP Value	ING VP High	ING VP
	Plus MidCap	Plus SmallCap	Opportunity	Yield Bond	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Value Portfolio -
	Class I	Class I	Class I	Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 1,083	$ 779	$ 228	$ 6,891	$ 4,155
Total assets	1,083	779	228	6,891	4,155
Net assets	$ 1,083	$ 779	$ 228	$ 6,891	$ 4,155

Net assets
Accumulation units	$ 1,083	$ 779	$ 228	$ 6,891	$ 4,155
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 1,083	$ 779	$ 228	$ 6,891	$ 4,155

Total number of mutual fund shares	59,080	51,314	14,216	2,351,600	291,775

Cost of mutual fund shares	$ 1,096	$ 873	$ 199	$ 7,089	$ 3,644

The accompanying notes are an integral part of these financial statements.

16

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING VP		ING VP
	MidCap		SmallCap	ING VP	ING VP
	Opportunities	ING VP Real	Opportunities	Balanced	Intermediate
	Portfolio -	Estate Portfolio	Portfolio -	Portfolio -	Bond Portfolio -
	Class I	- Class S	Class I	Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 5,063	$ 333	$ 4,014	$ 9,814	$ 783
Total assets	5,063	333	4,014	9,814	783

Net assets	$ 5,063	$ 333	$ 4,014	$ 9,814	$ 783

Net assets
Accumulation units	$ 5,063	$ 333	$ 4,014	$ 9,801	$ 783
Contracts in payout (annuitization)	-	-	-	13	-
Total net assets	$ 5,063	$ 333	$ 4,014	$ 9,814	$ 783

Total number of mutual fund shares	493,454	21,775	182,606	679,170	59,155

Cost of mutual fund shares	$ 3,205	$ 440	$ 3,116	$ 9,396	$ 777

The accompanying notes are an integral part of these financial statements.

17

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

Neuberger
Berman AMT
Socially
Responsive
Portfolio® -
Class I

Assets
Investments in mutual funds
at fair value	$ 494
Total assets	494
Net assets	$ 494

Net assets
Accumulation units	$ 494
Contracts in payout (annuitization)	-
Total net assets	$ 494

Total number of mutual fund shares	27,567

Cost of mutual fund shares	$ 390

The accompanying notes are an integral part of these financial statements.

18

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

		American	American
	American	Funds	Funds
	Funds	Insurance	Insurance	Fidelity® VIP	Fidelity® VIP
	Insurance	Series®	Series®	Equity-Income	Contrafund®
	Series® Growth	Growth-Income	International	Portfolio -	Portfolio -
	Fund - Class 2	Fund - Class 2	Fund - Class 2	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 22	$ 27	$ 37	$ 802	$ 262
Total investment income	22	27	37	802	262
Expenses:
Mortality, expense risk
and other charges	41	26	34	661	415
Total expenses	41	26	34	661	415
Net investment income (loss)	(19)	1	3	141	(153)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	195	95	157	4,041	3,603
Capital gains distributions	199	59	117	3,537	7,003
Total realized gain (loss) on investments
and capital gains distributions	394	154	274	7,578	10,606
Net unrealized appreciation
(depreciation) of investments	(52)	(81)	146	(7,210)	(6,001)
Net realized and unrealized gain (loss)
on investments	342	73	420	368	4,605
Net increase (decrease) in net assets
resulting from operations	$ 323	$ 74	$ 423	$ 509	$ 4,452

The accompanying notes are an integral part of these financial statements.

19

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

					ING BlackRock
		Fidelity® VIP		ING	Large Cap
	Fidelity® VIP	Investment	Fidelity® VIP	AllianceBernstein	Growth
	Index 500	Grade Bond	Money Market	Mid Cap Growth	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Institutional
	Initial Class	Initial Class	Initial Class	Institutional Class	Class

Net investment income (loss)
Income:
Dividends	$ -	$ 370	$ 3	$ -	$ -
Total investment income	-	370	3	-	-
Expenses:
Mortality, expense risk
and other charges	-	106	1	2	1
Total expenses	-	106	1	2	1
Net investment income (loss)	-	264	2	(2)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	(221)	-	(10)	1
Capital gains distributions	-	-	-	9	-
Total realized gain (loss) on investments
and capital gains distributions	1	(221)	-	(1)	1
Net unrealized appreciation
(depreciation) of investments	(1)	168	-	14	3
Net realized and unrealized gain (loss)
on investments	-	(53)	-	13	4
Net increase (decrease) in net assets
resulting from operations	$ -	$ 211	$ 2	$ 11	$ 3

The accompanying notes are an integral part of these financial statements.

20

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

					ING FMRSM
		ING Evergreen		ING FMRSM	Large Cap
	ING BlackRock	Health Sciences	ING Evergreen	Diversified Mid	Growth
	Large Cap Value	Portfolio -	Omega Portfolio	Cap Portfolio -	Portfolio -
	Portfolio -	Institutional	- Institutional	Institutional	Institutional
	Institutional Class	Class	Class	Class	Class

Net investment income (loss)
Income:
Dividends	$ 17	$ 1	$ 76	$ -	$ 88
Total investment income	17	1	76	-	88
Expenses:
Mortality, expense risk
and other charges	43	2	328	2	546
Total expenses	43	2	328	2	546
Net investment income (loss)	(26)	(1)	(252)	(2)	(458)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	228	2	1,008	-	389
Capital gains distributions	94	9	199	1	-
Total realized gain (loss) on investments
and capital gains distributions	322	11	1,207	1	389
Net unrealized appreciation
(depreciation) of investments	(162)	(7)	1,466	20	1,151
Net realized and unrealized gain (loss)
on investments	160	4	2,673	21	1,540
Net increase (decrease) in net assets
resulting from operations	$ 134	$ 3	$ 2,421	$ 19	$ 1,082

The accompanying notes are an integral part of these financial statements.

21

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING FMRSM		ING JPMorgan		ING JPMorgan
	Mid Cap	ING Global	Emerging		Value
	Growth	Resources	Markets Equity	ING JPMorgan	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Small Cap Core	Portfolio -
	Institutional	Institutional	Institutional	Equity Portfolio -	Institutional
	Class	Class	Class	Institutional Class	Class

Net investment income (loss)
Income:
Dividends	$ -	$ 2	$ 8	$ 23	$ 224
Total investment income	-	2	8	23	224
Expenses:
Mortality, expense risk
and other charges	-	22	10	99	210
Total expenses	-	22	10	99	210
Net investment income (loss)	-	(20)	(2)	(76)	14

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	122	209	442	718
Capital gains distributions	-	154	2	379	820
Total realized gain (loss) on investments
and capital gains distributions	-	276	211	821	1,538
Net unrealized appreciation
(depreciation) of investments	-	179	(3)	(805)	(1,744)
Net realized and unrealized gain (loss)
on investments	-	455	208	16	(206)
Net increase (decrease) in net assets
resulting from operations	$ -	$ 435	$ 206	$ (60)	$ (192)

The accompanying notes are an integral part of these financial statements.

22

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

			ING LifeStyle		ING LifeStyle
	ING Julius Baer	ING Legg	Aggressive	ING LifeStyle	Moderate
	Foreign	Mason Value	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class	Class

Net investment income (loss)
Income:
Dividends	$ 3	$ -	$ 1	$ 2	$ 7
Total investment income	3	-	1	2	7
Expenses:
Mortality, expense risk
and other charges	14	1	2	2	7
Total expenses	14	1	2	2	7
Net investment income (loss)	(11)	(1)	(1)	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	136	15	1	1	33
Capital gains distributions	67	-	5	5	12
Total realized gain (loss) on investments
and capital gains distributions	203	15	6	6	45
Net unrealized appreciation
(depreciation) of investments	(60)	(16)	(2)	(7)	(27)
Net realized and unrealized gain (loss)
on investments	143	(1)	4	(1)	18
Net increase (decrease) in net assets
resulting from operations	$ 132	$ (2)	$ 3	$ (1)	$ 18

The accompanying notes are an integral part of these financial statements.

23

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

				ING Lord
	ING LifeStyle			Abbett
	Moderate	ING Limited		Affiliated
	Portfolio -	Maturity Bond	ING Liquid	Portfolio -	ING MarketStyle
	Institutional	Portfolio -	Assets Portfolio -	Institutional	Growth Porfolio -
	Class	Service Class	Institutional Class	Class	Institutional Class

Net investment income (loss)
Income:
Dividends	$ 5	$ 74	$ 586	$ -	$ -
Total investment income	5	74	586	-	-
Expenses:
Mortality, expense risk
and other charges	4	52	157	-	-
Total expenses	4	52	157	-	-
Net investment income (loss)	1	22	429	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	24	10	-	1	-
Capital gains distributions	6	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	30	10	-	1	-
Net unrealized appreciation
(depreciation) of investments	(19)	122	-	(1)	-
Net realized and unrealized gain (loss)
on investments	11	132	-	-	-
Net increase (decrease) in net assets
resulting from operations	$ 12	$ 154	$ 429	$ -	$ -

The accompanying notes are an integral part of these financial statements.

24

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

		ING Marsico			ING
	ING Marsico	International	ING MFS Total	ING MFS	Oppenheimer
	Growth	Opportunities	Return	Utilities	Main Street
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio® -
	Institutional	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class	Class

Net investment income (loss)
Income:
Dividends	$ -	$ 85	$ 7	$ 28	$ 1
Total investment income	-	85	7	28	1
Expenses:
Mortality, expense risk
and other charges	3	95	3	46	1
Total expenses	3	95	3	46	1
Net investment income (loss)	(3)	(10)	4	(18)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	20	795	2	426	5
Capital gains distributions	-	438	13	107	-
Total realized gain (loss) on investments
and capital gains distributions	20	1,233	15	533	5
Net unrealized appreciation
(depreciation) of investments	6	(37)	(18)	236	(5)
Net realized and unrealized gain (loss)
on investments	26	1,196	(3)	769	-
Net increase (decrease) in net assets
resulting from operations	$ 23	$ 1,186	$ 1	$ 751	$ -

The accompanying notes are an integral part of these financial statements.

25

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

				ING T. Rowe
		ING Pioneer		Price Capital
	ING Pioneer	Mid Cap Value		Appreciation
	Fund Portfolio -	Portfolio -	ING Stock Index	Portfolio -
	Institutional	Institutional	Portfolio -	Institutional
	Class	Class	Institutional Class	Class

Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ 400	$ 35
Total investment income	1	-	400	35
Expenses:
Mortality, expense risk
and other charges	1	1	343	24
Annual administrative charges	-	-	-	-
Minimum death benefit guarantee charges	-	-	-	-
Contingent deferred sales charges	-	-	-	-
Other contract charges	-	-	-	-
Amortization of deferred charges	-	-	-	-
Total expenses	1	1	343	24
Net investment income (loss)	-	(1)	57	11

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	3	1,436	41
Capital gains distributions	2	2	702	170
Total realized gain (loss) on investments
and capital gains distributions	5	5	2,138	211
Net unrealized appreciation
(depreciation) of investments	(1)	(5)	(1,151)	(165)
Net realized and unrealized gain (loss)
on investments	4	-	987	46
Net increase (decrease) in net assets
resulting from operations	$ 4	$ (1)	$ 1,044	$ 57

The accompanying notes are an integral part of these financial statements.

26

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING T. Rowe		ING Van	ING Van
	Price Equity		Kampen Capital	Kampen	ING VP Index
	Income	ING UBS U.S	Growth	Growth and	Plus
	Portfolio -	Allocation	Portfolio -	Income	International
	Institutional	Portfolio - Service	Institutional	Portfolio -	Equity Portfolio
	Class	Class	Class	Service Class	- Service Class

Net investment income (loss)
Income:
Dividends	$ 9	$ -	$ -	$ 74	$ -
Total investment income	9	-	-	74	-
Expenses:
Mortality, expense risk
and other charges	7	-	70	71	77
Total expenses	7	-	70	71	77
Net investment income (loss)	2	-	(70)	3	(77)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	45	-	561	(6)	155
Capital gains distributions	19	-	161	321	16
Total realized gain (loss) on investments
and capital gains distributions	64	-	722	315	171
Net unrealized appreciation
(depreciation) of investments	(48)	-	278	(221)	300
Net realized and unrealized gain (loss)
on investments	16	-	1,000	94	471
Net increase (decrease) in net assets
resulting from operations	$ 18	$ -	$ 930	$ 97	$ 394

The accompanying notes are an integral part of these financial statements.

27

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING Wells
	Fargo Small	ING American	ING American	ING Baron	ING Columbia
	Cap Disciplined	Century Large	Century Small-	Small Cap	Small Cap
	Portfolio -	Company Value	Mid Cap Value	Growth	Value II
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Initial Class	Initial Class	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality, expense risk
and other charges	1	-	1	7	-
Total expenses	1	-	1	7	-
Net investment income (loss)	(1)	-	(1)	(7)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2)	-	-	39	-
Capital gains distributions	-	1	9	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2)	1	9	39	-
Net unrealized appreciation
(depreciation) of investments	(2)	(1)	(11)	(9)	(1)
Net realized and unrealized gain (loss)
on investments	(4)	-	(2)	30	(1)
Net increase (decrease) in net assets
resulting from operations	$ (5)	$ -	$ (3)	$ 23	$ (1)

The accompanying notes are an integral part of these financial statements.

28

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

			ING Legg	ING Lord
	ING		Mason Partners	Abbett U.S.	ING Neuberger
	Fundamental	ING JPMorgan	Aggressive	Government	Berman
	Research	Mid Cap Value	Growth	Securities	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 17	$ 5	$ -	$ 15	$ -
Total investment income	17	5	-	15	-
Expenses:
Mortality, expense risk
and other charges	12	8	-	2	-
Total expenses	12	8	-	2	-
Net investment income (loss)	5	(3)	-	13	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	32	31	1	8	-
Capital gains distributions	95	30	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	127	61	1	8	-
Net unrealized appreciation
(depreciation) of investments	(95)	(52)	(1)	(10)	-
Net realized and unrealized gain (loss)
on investments	32	9	-	(2)	-
Net increase (decrease) in net assets
resulting from operations	$ 37	$ 6	$ -	$ 11	$ -

The accompanying notes are an integral part of these financial statements.

29

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

			ING		ING T. Rowe
	ING Neuberger		Oppenheimer		Price
	Berman	ING	Strategic	ING PIMCO	Diversified Mid
	Regency	Oppenheimer	Income	Total Return	Cap Growth
	Portfolio -	Global Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Service Class	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ -	$ 150	$ 80	$ 16	$ 26
Total investment income	-	150	80	16	26
Expenses:
Mortality, expense risk
and other charges	-	196	25	6	191
Total expenses	-	196	25	6	191
Net investment income (loss)	-	(46)	55	10	(165)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	1,331	48	13	840
Capital gains distributions	-	560	-	-	1,192
Total realized gain (loss) on investments
and capital gains distributions	-	1,891	48	13	2,032
Net unrealized appreciation
(depreciation) of investments	-	(1,062)	23	9	(238)
Net realized and unrealized gain (loss)
on investments	-	829	71	22	1,794
Net increase (decrease) in net assets
resulting from operations	$ -	$ 783	$ 126	$ 32	$ 1,629

The accompanying notes are an integral part of these financial statements.

30

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

				ING VP
		ING Van	ING Van	Strategic
	ING UBS U.S.	Kampen	Kampen Equity	Allocation
	Large Cap Equity	Comstock	and Income	Conservative	ING VP Strategic
	Portfolio - Initial	Portfolio -	Portfolio -	Portfolio - Class	Allocation Growth
	Class	Initial Class	Initial Class	I	Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$ 14	$ 3	$ 5	$ -	$ 1
Total investment income	14	3	5	-	1
Expenses:
Mortality, expense risk
and other charges	28	3	3	-	-
Total expenses	28	3	3	-	-
Net investment income (loss)	(14)	-	2	-	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	140	12	10	-	-
Capital gains distributions	-	6	5	-	2
Total realized gain (loss) on investments
and capital gains distributions	140	18	15	-	2
Net unrealized appreciation
(depreciation) of investments	(107)	(24)	(10)	-	(1)
Net realized and unrealized gain (loss)
on investments	33	(6)	5	-	1
Net increase (decrease) in net assets
resulting from operations	$ 19	$ (6)	$ 7	$ -	$ 2

The accompanying notes are an integral part of these financial statements.

31

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING VP Strategic	ING VP Growth and
	Allocation	Income	ING VP Index	ING VP Index	ING VP Index
	Moderate	Portfolio -	Plus LargeCap	Plus MidCap	Plus SmallCap
	Portfolio - Class I	Class I	Portfolio - Class I	Portfolio - Class I	Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$ 1	$ 12	$ 4	$ 11	$ 5
Total investment income	1	12	4	11	5
Expenses:
Mortality, expense risk
and other charges	1	2	3	18	15
Total expenses	1	2	3	18	15
Net investment income (loss)	-	10	1	(7)	(10)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	20	12	(11)
Capital gains distributions	2	-	-	107	119
Total realized gain (loss) on investments
and capital gains distributions	2	-	20	119	108
Net unrealized appreciation
(depreciation) of investments	(1)	1	(11)	(27)	(143)
Net realized and unrealized gain (loss)
on investments	1	1	9	92	(35)
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 11	$ 10	$ 85	$ (45)

The accompanying notes are an integral part of these financial statements.

32

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

			ING VP		ING VP Real
	ING VP Value	ING VP High	International	ING VP MidCap	Estate
	Opportunity	Yield Bond	Value Portfolio -	Opportunities	Portfolio -
	Portfolio - Class I	Portfolio - Class I	Class I	Portfolio - Class I	Class S

Net investment income (loss)
Income:
Dividends	$ 6	$ 613	$ 86	$ -	$ 14
Total investment income	6	613	86	-	14
Expenses:
Mortality, expense risk
and other charges	5	106	69	76	9
Total expenses	5	106	69	76	9
Net investment income (loss)	1	507	17	(76)	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	36	50	674	605	81
Capital gains distributions	-	-	773	-	20
Total realized gain (loss) on investments
and capital gains distributions	36	50	1,447	605	101
Net unrealized appreciation
(depreciation) of investments	(24)	(485)	(871)	661	(159)
Net realized and unrealized gain (loss)
on investments	12	(435)	576	1,266	(58)
Net increase (decrease) in net assets
resulting from operations	$ 13	$ 72	$ 593	$ 1,190	$ (53)

The accompanying notes are an integral part of these financial statements.

33

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

				Neuberger
				Berman AMT
			ING VP	Socially
	ING VP SmallCap		Intermediate	Responsive
	Opportunities	ING VP Balanced	Bond Portfolio -	Portfolio® -
	Portfolio - Class I	Portfolio - Class I	Class I	Class I

Net investment income (loss)
Income:
Dividends	$ -	$ 286	$ 28	$ -
Total investment income	-	286	28	-
Expenses:
Mortality, expense risk
and other charges	65	143	11	7
Total expenses	65	143	11	7
Net investment income (loss)	(65)	143	17	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(649)	95	4	53
Capital gains distributions	-	424	-	2
Total realized gain (loss) on investments
and capital gains distributions	(649)	519	4	55
Net unrealized appreciation
(depreciation) of investments	1,139	(215)	15	(10)
Net realized and unrealized gain (loss)
on investments	490	304	19	45
Net increase (decrease) in net assets
resulting from operations	$ 425	$ 447	$ 36	$ 38

The accompanying notes are an integral part of these financial statements.

34

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		American	American
	American	Funds	Funds
	Funds	Insurance	Insurance	Fidelity® VIP
	Insurance	Series®	Series®	Equity-Income
	Series® Growth	Growth-Income	International	Portfolio -
	Fund - Class 2	Fund - Class 2	Fund - Class 2	Initial Class

Net Assets at January 1, 2006	$ 2,599	$ 1,753	$ 1,623	$ 59,493

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18)	3	5	1,084
Total realized gain (loss) on investments
and capital gains distributions	135	110	206	10,090
Net unrealized appreciation (depreciation)
of investments	121	149	132	(1,845)
Net increase (decrease) in net assets from operations	238	262	343	9,329
Changes from principal transactions:
Premiums	39	11	13	620
Surrenders and withdrawals	(1,086)	(767)	(1,036)	(14,002)
Death benefits	-	-	-	(370)
Transfers between Divisions
(including fixed account), net	1,124	702	1,274	(1,699)
Contract charges	(1)	(1)	(1)	(46)
Increase (decrease) in net assets derived from
principal transactions	76	(55)	250	(15,497)
Total increase (decrease) in net assets	314	207	593	(6,168)
Net assets at December 31, 2006	2,913	1,960	2,216	53,325

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(19)	1	3	141
Total realized gain (loss) on investments
and capital gains distributions	394	154	274	7,578
Net unrealized appreciation (depreciation)
of investments	(52)	(81)	146	(7,210)
Net increase (decrease) in net assets from operations	323	74	423	509
Changes from principal transactions:
Premiums	48	10	21	478
Surrenders and withdrawals	(890)	(541)	(736)	(10,112)
Death benefits	-	-	-	(500)
Transfers between Divisions
(including fixed account), net	480	191	695	(1,699)
Contract charges	(1)	(1)	(1)	(40)
Increase (decrease) in net assets derived from
principal transactions	(363)	(341)	(21)	(11,873)
Total increase (decrease) in net assets	(40)	(267)	402	(11,364)
Net assets at December 31, 2007	$ 2,873	$ 1,693	$ 2,618	$ 41,961

The accompanying notes are an integral part of these financial statements.

35

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Fidelity® VIP
	Contrafund®	Index 500	Grade Bond	Money Market
	Portfolio -	Portfolio -	Portfolio - Initial	Portfolio - Initial
	Initial Class	Initial Class	Class	Class

Net Assets at January 1, 2006	$ 40,022	$ 2	$ 14,556	$ 52

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(45)	-	375	1
Total realized gain (loss) on investments
and capital gains distributions	7,509	-	(383)	-
Net unrealized appreciation (depreciation)
of investments	(4,103)	-	284	-
Net increase (decrease) in net assets from operations	3,361	-	276	1
Changes from principal transactions:
Premiums	374	-	58	-
Surrenders and withdrawals	(10,539)	-	(4,253)	-
Death benefits	(201)	-	(36)	-
Transfers between Divisions
(including fixed account), net	(1,049)	1	(1,152)	(3)
Contract charges	(28)	-	(8)	-
Increase (decrease) in net assets derived from
principal transactions	(11,443)	1	(5,391)	(3)
Total increase (decrease) in net assets	(8,082)	1	(5,115)	(2)
Net assets at December 31, 2006	31,940	3	9,441	50

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(153)	-	264	2
Total realized gain (loss) on investments
and capital gains distributions	10,606	1	(221)	-
Net unrealized appreciation (depreciation)		-
of investments	(6,001)	(1)	168	-
Net increase (decrease) in net assets from operations	4,452	-	211	2
Changes from principal transactions:
Premiums	303	-	-	-
Surrenders and withdrawals	(7,550)	-	(2,674)	-
Death benefits	(90)	-	(127)	-
Transfers between Divisions
(including fixed account), net	(140)	-	(262)	(4)
Contract charges	(23)	-	(5)	-
Increase (decrease) in net assets derived from
principal transactions	(7,500)	-	(3,068)	(4)
Total increase (decrease) in net assets	(3,048)	-	(2,857)	(2)
Net assets at December 31, 2007	$ 28,892	$ 3	$ 6,584	$ 48

The accompanying notes are an integral part of these financial statements.

36

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

		ING BlackRock
	ING	Large Cap		ING Evergreen
	AllianceBernstein	Growth	ING BlackRock	Health Sciences
	Mid Cap Growth	Portfolio -	Large Cap Value	Portfolio -
	Portfolio -	Institutional	Portfolio -	Institutional
	Institutional Class	Class	Institutional Class	Class

Net Assets at January 1, 2006	$ 18	$ -	$ 4,304	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	-	(24)	(3)
Total realized gain (loss) on investments
and capital gains distributions	12	3	273	3
Net unrealized appreciation (depreciation)
of investments	(28)	(1)	304	6
Net increase (decrease) in net assets from operations	(18)	2	553	6
Changes from principal transactions:
Premiums	-	-	20	-
Surrenders and withdrawals	(45)	-	(982)	-
Death benefits	-	-	(46)	-
Transfers between Divisions
(including fixed account), net	185	51	(299)	114
Contract charges	-	-	(3)	-
Increase (decrease) in net assets derived from
principal transactions	140	51	(1,310)	114
Total increase (decrease) in net assets	122	53	(757)	120
Net assets at December 31, 2006	140	53	3,547	120

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(1)	(26)	(1)
Total realized gain (loss) on investments
and capital gains distributions	(1)	1	322	11
Net unrealized appreciation (depreciation)
of investments	14	3	(162)	(7)
Net increase (decrease) in net assets from operations	11	3	134	3
Changes from principal transactions:
Premiums	4	-	-	-
Surrenders and withdrawals	(28)	-	(877)	-
Death benefits	-	-	(28)	-
Transfers between Divisions
(including fixed account), net	107	18	(127)	(86)
Contract charges	-	-	(2)	-
Increase (decrease) in net assets derived from
principal transactions	83	18	(1,034)	(86)
Total increase (decrease) in net assets	94	21	(900)	(83)
Net assets at December 31, 2007	$ 234	$ 74	$ 2,647	$ 37

The accompanying notes are an integral part of these financial statements.

37

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

			ING FMRSM
	ING Evergreen	ING FMRSM	Large Cap
	Omega	Diversified Mid	Growth	ING FMRSM Mid
	Portfolio -	Cap Portfolio -	Portfolio -	Cap Growth
	Institutional	Institutional	Institutional	Portfolio -
	Class	Class	Class	Institutional Class

Net Assets at January 1, 2006	$ 33,401	$ -	$ 13,602	$ 79

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(395)	(1)	(489)	-
Total realized gain (loss) on investments
and capital gains distributions	318	(3)	(87)	4
Net unrealized appreciation (depreciation)
of investments	1,168	(5)	(149)	(3)
Net increase (decrease) in net assets from operations	1,091	(9)	(725)	1
Changes from principal transactions:
Premiums	289	-	380	-
Surrenders and withdrawals	(7,711)	-	(9,416)	(78)
Death benefits	(120)	-	(195)	-
Transfers between Divisions
(including fixed account), net	(1,320)	136	41,670	-
Contract charges	(32)	-	(33)	-
Increase (decrease) in net assets derived from
principal transactions	(8,894)	136	32,406	(78)
Total increase (decrease) in net assets	(7,803)	127	31,681	(77)
Net assets at December 31, 2006	25,598	127	45,283	2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(252)	(2)	(458)	-
Total realized gain (loss) on investments
and capital gains distributions	1,207	1	389	-
Net unrealized appreciation (depreciation)
of investments	1,466	20	1,151	-
Net increase (decrease) in net assets from operations	2,421	19	1,082	-
Changes from principal transactions:
Premiums	210	1	443	-
Surrenders and withdrawals	(5,646)	(25)	(9,005)	-
Death benefits	(142)	-	(323)	-
Transfers between Divisions
(including fixed account), net	(1,141)	19	(1,621)	-
Contract charges	(26)	-	(40)	-
Increase (decrease) in net assets derived from
principal transactions	(6,745)	(5)	(10,546)	-

Total increase (decrease) in net assets	(4,324)	14	(9,464)	-
Net assets at December 31, 2007	$ 21,274	$ 141	$ 35,819	$ 2

The accompanying notes are an integral part of these financial statements.

38

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

		ING JPMorgan
	ING Global	Emerging	ING JPMorgan	ING JPMorgan
	Resources	Markets Equity	Small Cap Core	Value
	Portfolio -	Portfolio -	Equity Portfolio	Opportunities
	Institutional	Institutional	- Institutional	Portfolio -
	Class	Class	Class	Institutional Class

Net Assets at January 1, 2006	$ 789	$ -	$ 10,692	$ 18,678

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15)	(1)	(124)	(112)
Total realized gain (loss) on investments
and capital gains distributions	259	(3)	586	620
Net unrealized appreciation (depreciation)
of investments	(94)	57	902	2,419
Net increase (decrease) in net assets from operations	150	53	1,364	2,927
Changes from principal transactions:
Premiums	22	2	130	149
Surrenders and withdrawals	(271)	(1)	(2,752)	(4,369)
Death benefits	-	-	(16)	(268)
Transfers between Divisions
(including fixed account), net	706	328	(1,141)	(464)
Contract charges	(1)	-	(7)	(14)
Increase (decrease) in net assets derived from
principal transactions	456	329	(3,786)	(4,966)
Total increase (decrease) in net assets	606	382	(2,422)	(2,039)
Net assets at December 31, 2006	1,395	382	8,270	16,639

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20)	(2)	(76)	14
Total realized gain (loss) on investments
and capital gains distributions	276	211	821	1,538
Net unrealized appreciation (depreciation)
of investments	179	(3)	(805)	(1,744)
Net increase (decrease) in net assets from operations	435	206	(60)	(192)
Changes from principal transactions:
Premiums	51	5	103	98
Surrenders and withdrawals	(249)	(96)	(2,252)	(3,431)
Death benefits	-	-	(11)	(111)
Transfers between Divisions
(including fixed account), net	(550)	29	(418)	(364)
Contract charges	(1)	-	(5)	(12)
Increase (decrease) in net assets derived from
principal transactions	(749)	(62)	(2,583)	(3,820)
Total increase (decrease) in net assets	(314)	144	(2,643)	(4,012)
Net assets at December 31, 2007	$ 1,081	$ 526	$ 5,627	$ 12,627

The accompanying notes are an integral part of these financial statements.

39

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

			ING LifeStyle
	ING Julius Baer	ING Legg	Aggressive	ING LifeStyle
	Foreign	Mason Value	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class

Net Assets at January 1, 2006	$ 435	$ 86	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(1)	(1)	-
Total realized gain (loss) on investments
and capital gains distributions	50	4	1	-
Net unrealized appreciation (depreciation)
of investments	110	7	11	4
Net increase (decrease) in net assets from operations	151	10	11	4
Changes from principal transactions:
Premiums	13	-	-	-
Surrenders and withdrawals	(148)	(12)	(1)	(7)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	331	69	122	47
Contract charges	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	196	57	121	40
Total increase (decrease) in net assets	347	67	132	44
Net assets at December 31, 2006	782	153	132	44

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	(1)	(1)	-
Total realized gain (loss) on investments
and capital gains distributions	203	15	6	6
Net unrealized appreciation (depreciation)
of investments	(60)	(16)	(2)	(7)
Net increase (decrease) in net assets from operations	132	(2)	3	(1)
Changes from principal transactions:
Premiums	27	-	-	-
Surrenders and withdrawals	(295)	(21)	(6)	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	291	(95)	16	184
Contract charges	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	23	(116)	10	184
Total increase (decrease) in net assets	155	(118)	13	183
Net assets at December 31, 2007	$ 937	$ 35	$ 145	$ 227

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING LifeStyle Moderate	ING LifeStyle
	Growth	Moderate	ING Limited
	Portfolio -	Portfolio -	Maturity Bond	ING Liquid
	Institutional	Institutional	Portfolio -	Assets Portfolio -
	Class	Class	Service Class	Institutional Class

Net Assets at January 1, 2006	$ -	$ -	$ 120	$ 13,753

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	142	485
Total realized gain (loss) on investments
and capital gains distributions	5	6	(19)	-
Net unrealized appreciation (depreciation)
of investments	34	22	(21)	-
Net increase (decrease) in net assets from operations	38	28	102	485
Changes from principal transactions:
Premiums	-	1	41	242
Surrenders and withdrawals	(7)	(13)	(1,134)	(7,540)
Death benefits	-	-	(16)	(443)
Transfers between Divisions
(including fixed account), net	393	366	5,158	5,702
Contract charges	-	-	(2)	(10)
Increase (decrease) in net assets derived from
principal transactions	386	354	4,047	(2,049)
Total increase (decrease) in net assets	424	382	4,149	(1,564)
Net assets at December 31, 2006	424	382	4,269	12,189

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	1	22	429
Total realized gain (loss) on investments
and capital gains distributions	45	30	10	-
Net unrealized appreciation (depreciation)
of investments	(27)	(19)	122	-
Net increase (decrease) in net assets from operations	18	12	154	429
Changes from principal transactions:
Premiums	37	2	50	187
Surrenders and withdrawals	(282)	(124)	(1,088)	(5,470)
Death benefits	-	-	(15)	(376)
Transfers between Divisions
(including fixed account), net	396	(57)	(87)	4,957
Contract charges	-	-	(2)	(9)
Increase (decrease) in net assets derived from
principal transactions	151	(179)	(1,142)	(711)
Total increase (decrease) in net assets	169	(167)	(988)	(282)
Net assets at December 31, 2007	$ 593	$ 215	$ 3,281	$ 11,907

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING Lord			ING Marsico
	Abbett		ING Marsico	International
	Affiliated		Growth	Opportunities
	Portfolio -	ING MarketStyle	Portfolio -	Portfolio -
	Institutional	Growth Portfolio -	Institutional	Institutional
	Class	Institutional Class	Class	Class

Net Assets at January 1, 2006	$ 15	$ -	$ 115	$ 9,005

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(2)	(107)
Total realized gain (loss) on investments
and capital gains distributions	1	-	1	595
Net unrealized appreciation (depreciation)
of investments	1	-	8	1,097
Net increase (decrease) in net assets from operations	2	-	7	1,585
Changes from principal transactions:
Premiums	-	-	2	81
Surrenders and withdrawals	(1)	-	(19)	(2,296)
Death benefits	-	-	-	(12)
Transfers between Divisions
(including fixed account), net	(1)	-	105	(940)
Contract charges	-	-	-	(6)
Increase (decrease) in net assets derived from
principal transactions	(2)	-	88	(3,173)
Total increase (decrease) in net assets	-	-	95	(1,588)
Net assets at December 31, 2006	15	-	210	7,417

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(3)	(10)
Total realized gain (loss) on investments
and capital gains distributions	1	-	20	1,233
Net unrealized appreciation (depreciation)
of investments	(1)	-	6	(37)
Net increase (decrease) in net assets from operations	-	-	23	1,186
Changes from principal transactions:
Premiums	-	-	2	54
Surrenders and withdrawals	(12)	-	(29)	(1,929)
Death benefits	-	-	-	(25)
Transfers between Divisions
(including fixed account), net	-	-	22	(225)
Contract charges	-	-	-	(5)
Increase (decrease) in net assets derived from
principal transactions	(12)	-	(5)	(2,130)
Total increase (decrease) in net assets	(12)	-	18	(944)
Net assets at December 31, 2007	$ 3	$ -	$ 228	$ 6,473

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

			ING
	ING MFS Total	ING MFS	Oppenheimer
	Return	Utilities	Main Street	ING Pioneer
	Portfolio -	Portfolio -	Portfolio® -	Fund Portfolio -
	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class

Net Assets at January 1, 2006	$ 219	$ 2,542	$ 28	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(33)	1	-
Total realized gain (loss) on investments
and capital gains distributions	9	56	1	-
Net unrealized appreciation (depreciation)
of investments	10	710	4	7
Net increase (decrease) in net assets from operations	21	733	6	7
Changes from principal transactions:
Premiums	2	3	1	-
Surrenders and withdrawals	(96)	(466)	(1)	-
Death benefits	-	(3)	-	-
Transfers between Divisions
(including fixed account), net	46	474	39	98
Contract charges	-	(2)	-	-
Increase (decrease) in net assets derived from
principal transactions	(48)	6	39	98
Total increase (decrease) in net assets	(27)	739	45	105
Net assets at December 31, 2006	192	3,281	73	105

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	(18)	-	-
Total realized gain (loss) on investments
and capital gains distributions	15	533	5	5
Net unrealized appreciation (depreciation)
of investments	(18)	236	(5)	(1)
Net increase (decrease) in net assets from operations	1	751	-	4
Changes from principal transactions:
Premiums	3	28	-	-
Surrenders and withdrawals	(70)	(746)	(63)	-
Death benefits	-	(180)	-	-
Transfers between Divisions
(including fixed account), net	110	4	59	(13)
Contract charges	-	(2)	-	-
Increase (decrease) in net assets derived from
principal transactions	43	(896)	(4)	(13)
Total increase (decrease) in net assets	44	(145)	(4)	(9)
Net assets at December 31, 2007	$ 236	$ 3,136	$ 69	$ 96

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

			ING T. Rowe	ING T. Rowe
	ING Pioneer		Price Capital	Price Equity
	Mid Cap Value		Appreciation	Income
	Portfolio -	ING Stock Index	Portfolio -	Portfolio -
	Institutional	Portfolio -	Institutional	Institutional
	Class	Institutional Class	Class	Class

Net Assets at January 1, 2006	$ 76	$ 32,550	$ 948	$ 402

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	58	3	2
Total realized gain (loss) on investments
and capital gains distributions	2	1,509	116	37
Net unrealized appreciation (depreciation)
of investments	2	2,141	53	52
Net increase (decrease) in net assets from operations	3	3,708	172	91
Changes from principal transactions:
Premiums	-	324	33	12
Surrenders and withdrawals	(44)	(7,182)	(549)	(113)
Death benefits	-	(163)	-	-
Transfers between Divisions
(including fixed account), net	(3)	(1,921)	1,000	216
Contract charges	-	(28)	(1)	-
Increase (decrease) in net assets derived from
principal transactions	(47)	(8,970)	483	115
Total increase (decrease) in net assets	(44)	(5,262)	655	206
Net assets at December 31, 2006	32	27,288	1,603	608

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	57	11	2
Total realized gain (loss) on investments
and capital gains distributions	5	2,138	211	64
Net unrealized appreciation (depreciation)
of investments	(5)	(1,151)	(165)	(48)
Net increase (decrease) in net assets from operations	(1)	1,044	57	18
Changes from principal transactions:
Premiums	-	349	65	16
Surrenders and withdrawals	(13)	(5,477)	(637)	(163)
Death benefits	-	(110)	-	-
Transfers between Divisions
(including fixed account), net	33	(765)	550	(26)
Contract charges	-	(23)	(1)	-
Increase (decrease) in net assets derived from
principal transactions	20	(6,026)	(23)	(173)
Total increase (decrease) in net assets	19	(4,982)	34	(155)
Net assets at December 31, 2007	$ 51	$ 22,306	$ 1,637	$ 453

The accompanying notes are an integral part of these financial statements. 44

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

		ING Van	ING Van
		Kampen Capital	Kampen
	ING UBS U.S.	Growth	Growth and	ING VP Index
	Allocation	Portfolio -	Income	Plus International
	Portfolio -	Institutional	Portfolio -	Equity Portfolio -
	Service Class	Class	Service Class	Service Class

Net Assets at January 1, 2006	$ 1	$ 8,170	$ 24	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(95)	15	5
Total realized gain (loss) on investments
and capital gains distributions	-	574	419	113
Net unrealized appreciation (depreciation)
of investments	-	(359)	17	345
Net increase (decrease) in net assets from operations	-	120	451	463
Changes from principal transactions:
Premiums	-	26	78	1
Surrenders and withdrawals	-	(1,912)	(1,419)	(806)
Death benefits	-	(45)	-	(14)
Transfers between Divisions
(including fixed account), net	-	(317)	6,475	6,239
Contract charges	-	(7)	(3)	(4)
Increase (decrease) in net assets derived from
principal transactions	-	(2,255)	5,131	5,416
Total increase (decrease) in net assets	-	(2,135)	5,582	5,879
Net assets at December 31, 2006	1	6,035	5,606	5,879

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(70)	3	(77)
Total realized gain (loss) on investments
and capital gains distributions	-	722	315	171
Net unrealized appreciation (depreciation)
of investments	-	278	(221)	300
Net increase (decrease) in net assets from operations	-	930	97	394
Changes from principal transactions:
Premiums	-	-	118	2
Surrenders and withdrawals	(1)	(2,079)	(1,172)	(1,041)
Death benefits	-	(10)	(36)	(22)
Transfers between Divisions
(including fixed account), net	-	(245)	(224)	(16)
Contract charges	-	(6)	(4)	(6)
Increase (decrease) in net assets derived from
principal transactions	(1)	(2,340)	(1,318)	(1,083)
Total increase (decrease) in net assets	(1)	(1,410)	(1,221)	(689)
Net assets at December 31, 2007	$ -	$ 4,625	$ 4,385	$ 5,190

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING Wells Fargo Small	ING American	ING American	ING Baron
	Cap Disciplined	Century Large	Century Small-	Small Cap
	Portfolio -	Company Value	Mid Cap Value	Growth
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Initial Class	Initial Class	Initial Class

Net Assets at January 1, 2006	$ -	$ 9	$ 117	$ 322

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(1)	(6)
Total realized gain (loss) on investments
and capital gains distributions	-	2	(2)	20
Net unrealized appreciation (depreciation)
of investments	1	1	15	39
Net increase (decrease) in net assets from operations	1	3	12	53
Changes from principal transactions:
Premiums	-	1	-	9
Surrenders and withdrawals	-	(9)	(30)	(111)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	19	7	(23)	189
Contract charges	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	19	(1)	(53)	87
Total increase (decrease) in net assets	20	2	(41)	140
Net assets at December 31, 2006	20	11	76	462

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	(1)	(7)
Total realized gain (loss) on investments
and capital gains distributions	(2)	1	9	39
Net unrealized appreciation (depreciation)
of investments	(2)	(1)	(11)	(9)
Net increase (decrease) in net assets from operations	(5)	-	(3)	23
Changes from principal transactions:
Premiums	-	-	-	13
Surrenders and withdrawals	(31)	(10)	(15)	(177)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	33	-	(9)	189
Contract charges	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	2	(10)	(24)	25
Total increase (decrease) in net assets	(3)	(10)	(27)	48
Net assets at December 31, 2007	$ 17	$ 1	$ 49	$ 510

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

				ING Legg
	ING Columbia	ING		Mason Partners
	Small Cap	Fundamental	ING JPMorgan	Aggressive
	Value II	Research	Mid Cap Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class

Net Assets at January 1, 2006	$ -	$ 1,399	$ 524	$ 19

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(14)	(8)	-
Total realized gain (loss) on investments
and capital gains distributions	-	29	9	-
Net unrealized appreciation (depreciation)
of investments	-	112	81	2
Net increase (decrease) in net assets from operations	-	127	82	2
Changes from principal transactions:
Premiums	-	7	8	-
Surrenders and withdrawals	-	(339)	(166)	(1)
Death benefits	-	(2)	-	-
Transfers between Divisions
(including fixed account), net	5	(46)	150	6
Contract charges	-	(1)	-	-
Increase (decrease) in net assets derived from
principal transactions	5	(381)	(8)	5
Total increase (decrease) in net assets	5	(254)	74	7
Net assets at December 31, 2006	5	1,145	598	26

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	5	(3)	-
Total realized gain (loss) on investments
and capital gains distributions	-	127	61	1
Net unrealized appreciation (depreciation)
of investments	(1)	(95)	(52)	(1)
Net increase (decrease) in net assets from operations	(1)	37	6	-
Changes from principal transactions:
Premiums	-	-	17	-
Surrenders and withdrawals	(3)	(305)	(142)	(4)
Death benefits	-	(6)	-	-
Transfers between Divisions
(including fixed account), net	26	(870)	8	(2)
Contract charges	-	(1)	-	-
Increase (decrease) in net assets derived from
principal transactions	23	(1,182)	(117)	(6)
Total increase (decrease) in net assets	22	(1,145)	(111)	(6)
Net assets at December 31, 2007	$ 27	$ -	$ 487	$ 20

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING Lord
	Abbett U.S.	ING Neuberger	ING Neuberger
	Government	Berman	Berman	ING
	Securities	Partners	Regency	Oppenheimer
	Portfolio -	Portfolio -	Portfolio -	Global Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class

Net Assets at January 1, 2006	$ -	$ -	$ -	$ 18,669

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	-	-	(221)
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	1,196
Net unrealized appreciation (depreciation)
of investments	-	-	-	1,530
Net increase (decrease) in net assets from operations	5	-	-	2,505
Changes from principal transactions:
Premiums	-	-	-	196
Surrenders and withdrawals	(41)	-	-	(4,752)
Death benefits	-	-	-	(68)
Transfers between Divisions
(including fixed account), net	169	-	-	(841)
Contract charges	-	-	-	(15)
Increase (decrease) in net assets derived from
principal transactions	128	-	-	(5,480)
Total increase (decrease) in net assets	133	-	-	(2,975)
Net assets at December 31, 2006	133	-	-	15,694

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	-	-	(46)
Total realized gain (loss) on investments
and capital gains distributions	8	-	-	1,891
Net unrealized appreciation (depreciation)
of investments	(10)	-	-	(1,062)
Net increase (decrease) in net assets from operations	11	-	-	783
Changes from principal transactions:
Premiums	-	-	-	168
Surrenders and withdrawals	(144)	-	-	(4,061)
Death benefits	-	-	-	(50)
Transfers between Divisions
(including fixed account), net	312	8	1	(162)
Contract charges	-	-	-	(12)
Increase (decrease) in net assets derived from
principal transactions	168	8	1	(4,117)

Total increase (decrease) in net assets	179	8	1	(3,334)
Net assets at December 31, 2007	$ 312	$ 8	$ 1	$ 12,360

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING		ING T. Rowe
	Oppenheimer		Price
	Strategic	ING PIMCO	Diversified Mid	ING UBS U.S.
	Income	Total Return	Cap Growth	Large Cap Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio - Initial
	Service Class	Initial Class	Initial Class	Class

Net Assets at January 1, 2006	$ 200	$ 322	$ 20,831	$ 2,740

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(17)	2	(243)	(15)
Total realized gain (loss) on investments
and capital gains distributions	4	1	1,439	79
Net unrealized appreciation (depreciation)
of investments	104	9	17	230
Net increase (decrease) in net assets from operations	91	12	1,213	294
Changes from principal transactions:
Premiums	5	6	244	21
Surrenders and withdrawals	(287)	(112)	(5,386)	(667)
Death benefits	-	-	(85)	(37)
Transfers between Divisions
(including fixed account), net	2,002	185	(1,727)	(59)
Contract charges	(1)	-	(16)	(2)
Increase (decrease) in net assets derived from
principal transactions	1,719	79	(6,970)	(744)
Total increase (decrease) in net assets	1,810	91	(5,757)	(450)
Net assets at December 31, 2006	2,010	413	15,074	2,290

Increase (decrease) in net assets
Operations:
Net investment income (loss)	55	10	(165)	(14)
Total realized gain (loss) on investments
and capital gains distributions	48	13	2,032	140
Net unrealized appreciation (depreciation)
of investments	23	9	(238)	(107)
Net increase (decrease) in net assets from operations	126	32	1,629	19
Changes from principal transactions:
Premiums	7	2	170	19
Surrenders and withdrawals	(548)	(233)	(4,379)	(624)
Death benefits	(16)	-	(66)	(29)
Transfers between Divisions
(including fixed account), net	126	175	(435)	(31)
Contract charges	(1)	-	(13)	(1)
Increase (decrease) in net assets derived from
principal transactions	(432)	(56)	(4,723)	(666)
Total increase (decrease) in net assets	(306)	(24)	(3,094)	(647)
Net assets at December 31, 2007	$ 1,704	$ 389	$ 11,980	$ 1,643

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING Van	ING Van
	Kampen	Kampen Equity	ING VP Strategic	ING VP Strategic
	Comstock	and Income	Allocation	Allocation
	Portfolio -	Portfolio -	Conservative	Growth Portfolio
	Initial Class	Initial Class	Portfolio - Class I	- Class I

Net Assets at January 1, 2006	$ 293	$ 40	$ 8	$ 52

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	2	-	-
Total realized gain (loss) on investments
and capital gains distributions	31	8	-	3
Net unrealized appreciation (depreciation)
of investments	10	9	-	1
Net increase (decrease) in net assets from operations	40	19	-	4
Changes from principal transactions:
Premiums	6	2	-	-
Surrenders and withdrawals	(113)	(8)	-	(36)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	32	173	7	12
Contract charges	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	(75)	167	7	(24)
Total increase (decrease) in net assets	(35)	186	7	(20)
Net assets at December 31, 2006	258	226	15	32

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	2	-	1
Total realized gain (loss) on investments
and capital gains distributions	18	15	-	2
Net unrealized appreciation (depreciation)
of investments	(24)	(10)	-	(1)
Net increase (decrease) in net assets from operations	(6)	7	-	2
Changes from principal transactions:
Premiums	6	-	-	-
Surrenders and withdrawals	(98)	(72)		(1)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	32	27	-	-
Contract charges	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	(60)	(45)	-	(1)
Total increase (decrease) in net assets	(66)	(38)	-	1
Net assets at December 31, 2007	$ 192	$ 188	$ 15	$ 33

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING VP Strategic
	Allocation	ING VP Growth	ING VP Index	ING VP Index
	Moderate	and Income	Plus LargeCap	Plus MidCap
	Portfolio - Class I	Portfolio - Class I	Portfolio - Class I	Portfolio - Class I

Net Assets at January 1, 2006	$ 30	$ -	$ 77	$ 1,303

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(1)	(12)
Total realized gain (loss) on investments
and capital gains distributions	1	-	2	131
Net unrealized appreciation (depreciation)
of investments	3	-	16	(14)
Net increase (decrease) in net assets from operations	4	-	17	105
Changes from principal transactions:
Premiums	-	-	1	9
Surrenders and withdrawals	(1)	-	(30)	(791)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	17	-	241	765
Contract charges	-	-	-	(1)
Increase (decrease) in net assets derived from
principal transactions	16	-	212	(18)
Total increase (decrease) in net assets	20	-	229	87
Net assets at December 31, 2006	50	-	306	1,390

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	10	1	(7)
Total realized gain (loss) on investments
and capital gains distributions	2	-	20	119
Net unrealized appreciation (depreciation)
of investments	(1)	1	(11)	(27)
Net increase (decrease) in net assets from operations	1	11	10	85
Changes from principal transactions:
Premiums	-	-	1	7
Surrenders and withdrawals	(1)	(13)	(35)	(448)
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	1	840	(148)	50
Contract charges	-	-	-	(1)
Increase (decrease) in net assets derived from
principal transactions	-	827	(182)	(392)
Total increase (decrease) in net assets	1	838	(172)	(307)
Net assets at December 31, 2007	$ 51	$ 838	$ 134	$ 1,083

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

				ING VP
	ING VP Index	ING VP Value	ING VP High	International
	Plus SmallCap	Opportunity	Yield Bond	Value Portfolio
	Portfolio - Class I	Portfolio - Class I	Portfolio - Class I	- Class I

Net Assets at January 1, 2006	$ 1,157	$ 638	$ 1,800	$ 7,583

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	1	402	66
Total realized gain (loss) on investments
and capital gains distributions	112	8	(53)	989
Net unrealized appreciation (depreciation)
of investments	44	56	204	576
Net increase (decrease) in net assets from operations	142	65	553	1,631
Changes from principal transactions:
Premiums	15	1	66	34
Surrenders and withdrawals	(732)	(85)	(1,974)	(2,398)
Death benefits	-	-	(102)	(16)
Transfers between Divisions
(including fixed account), net	646	(177)	8,416	(1,009)
Contract charges	(1)	-	(5)	(5)
Increase (decrease) in net assets derived from
principal transactions	(72)	(261)	6,401	(3,394)
Total increase (decrease) in net assets	70	(196)	6,954	(1,763)
Net assets at December 31, 2006	1,227	442	8,754	5,820

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	1	507	17
Total realized gain (loss) on investments
and capital gains distributions	108	36	50	1,447
Net unrealized appreciation (depreciation)
of investments	(143)	(24)	(485)	(871)
Net increase (decrease) in net assets from operations	(45)	13	72	593
Changes from principal transactions:
Premiums	17	-	98	-
Surrenders and withdrawals	(482)	(219)	(1,577)	(1,748)
Death benefits	-	-	(28)	(20)
Transfers between Divisions
(including fixed account), net	63	(8)	(422)	(486)
Contract charges	(1)	-	(6)	(4)
Increase (decrease) in net assets derived from
principal transactions	(403)	(227)	(1,935)	(2,258)
Total increase (decrease) in net assets	(448)	(214)	(1,863)	(1,665)
Net assets at December 31, 2007	$ 779	$ 228	$ 6,891	$ 4,155

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING VP MidCap	ING VP Real	ING VP SmallCap
	Opportunities	Estate Portfolio	Opportunities	ING VP Balanced
	Portfolio - Class I	- Class S	Portfolio - Class I	Portfolio - Class I

Net Assets at January 1, 2006	$ 7,215	$ 304	$ 6,336	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(92)	4	(81)	(104)
Total realized gain (loss) on investments
and capital gains distributions	379	122	(1,043)	(4)
Net unrealized appreciation (depreciation)
of investments	133	44	1,744	633
Net increase (decrease) in net assets from operations	420	170	620	525
Changes from principal transactions:
Premiums	49	9	79	8
Surrenders and withdrawals	(1,460)	(59)	(1,480)	(1,474)
Death benefits	(6)	-	(32)	(25)
Transfers between Divisions
(including fixed account), net	(425)	670	(267)	12,282
Contract charges	(6)	-	(5)	(6)
Increase (decrease) in net assets derived from
principal transactions	(1,848)	620	(1,705)	10,785
Total increase (decrease) in net assets	(1,428)	790	(1,085)	11,310
Net assets at December 31, 2006	5,787	1,094	5,251	11,310

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(76)	5	(65)	143
Total realized gain (loss) on investments
and capital gains distributions	605	101	(649)	519
Net unrealized appreciation (depreciation)
of investments	661	(159)	1,139	(215)
Net increase (decrease) in net assets from operations	1,190	(53)	425	447
Changes from principal transactions:
Premiums	-	11	43	-
Surrenders and withdrawals	(1,565)	(165)	(1,481)	(1,519)
Death benefits	(54)	-	(16)	(185)
Transfers between Divisions
(including fixed account), net	(290)	(554)	(204)	(229)
Contract charges	(5)	-	(4)	(10)
Increase (decrease) in net assets derived from
principal transactions	(1,914)	(708)	(1,662)	(1,943)
Total increase (decrease) in net assets	(724)	(761)	(1,237)	(1,496)
Net assets at December 31, 2007	$ 5,063	$ 333	$ 4,014	$ 9,814

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

		Neuberger
		Berman AMT
	ING VP	Socially
	Intermediate	Responsive
	Bond Portfolio -	Portfolio® -
	Class I	Class I

Net Assets at January 1, 2006	$ 306	$ 620

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	(6)
Total realized gain (loss) on investments
and capital gains distributions	(2)	75
Net unrealized appreciation (depreciation)
of investments	(1)	(10)
Net increase (decrease) in net assets from operations	16	59
Changes from principal transactions:
Premiums	12	10
Surrenders and withdrawals	(135)	(92)
Death benefits	-	(1)
Transfers between Divisions
(including fixed account), net	448	(77)
Contract charges	-	-
Increase (decrease) in net assets derived from
principal transactions	325	(160)
Total increase (decrease) in net assets	341	(101)
Net assets at December 31, 2006	647	519

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17	(7)
Total realized gain (loss) on investments
and capital gains distributions	4	55
Net unrealized appreciation (depreciation)
of investments	15	(10)
Net increase (decrease) in net assets from operations	36	38
Changes from principal transactions:
Premiums	12	16
Surrenders and withdrawals	(191)	(144)
Death benefits	-	-
Transfers between Divisions
(including fixed account), net	279	65
Contract charges	-	-
Increase (decrease) in net assets derived from
principal transactions	100	(63)
Total increase (decrease) in net assets	136	(25)

Net assets at December 31, 2007	$ 783	$ 494

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

1. Organization

ReliaStar Life Insurance Company ReliaStar Select Variable Account (the “Account”) was established by ReliaStar Life Insurance Company (“ReliaStar Life” or “the Company”) to support the operations of variable annuity contracts (“Contracts”). ReliaStar Life is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ReliaStar Life provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

At December 31, 2007, the Account had, under Select*Annuity II and Select*Annuity III Contracts, 76 investment divisions (the “Divisions”), 9 of which invest in independently managed mutual funds and 67 of which invest in mutual funds managed by affiliates, either ING Investments, LLC (“IIL”) or Directed Services LLC (“DSL”), formerly Directed Services, Inc. The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2007 and related Trusts are as follows:

American Funds Insurance Series:
American Funds Insurance Series® Growth Fund -
Class 2
American Funds Insurance Series® Growth-Income
Fund - Class 2
American Funds Insurance Series® International Fund
- Class 2
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio -
Initial Class
Fidelity® VIP Money Market Portfolio - Initial Class
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio -
Institutional Class

ING Investors Trust (continued):
ING BlackRock Large Cap Growth Portfolio -
Institutional Class*
ING BlackRock Large Cap Value Portfolio -
Institutional Class
ING Evergreen Health Sciences Portfolio -
Institutional Class*
ING Evergreen Omega Portfolio - Institutional Class
ING FMRSM Diversified Mid Cap Portfolio -
Institutional Class*
ING FMRSM Large Cap Growth Portfolio -
Institutional Class
ING FMRSM Mid Cap Growth Portfolio - Institutional
Class
ING Global Resources Portfolio - Institutional Class
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class*
ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

ING Investors Trust (continued):

     ING JPMorgan Value Opportunities Portfolio -Institutional Class ING Julius Baer Foreign Portfolio - Institutional Class ING Legg Mason Value Portfolio - Institutional Class ING LifeStyle Aggressive Growth Portfolio -Institutional Class* ING LifeStyle Growth Portfolio - Institutional Class* ING LifeStyle Moderate Growth Portfolio -Institutional Class* ING LifeStyle Moderate Portfolio - Institutional Class* ING Limited Maturity Bond Portfolio - Service Class ING Liquid Assets Portfolio - Institutional Class ING Lord Abbett Affiliated Portfolio - Institutional Class ING Marsico Growth Portfolio - Institutional Class ING Marsico International Opportunities Portfolio -Institutional Class ING MFS Total Return Portfolio - Institutional Class ING MFS Utilities Portfolio - Institutional Class ING Oppenheimer Main Street Portfolio® -Institutional Class ING Pioneer Fund Portfolio - Institutional Class* ING Pioneer Mid Cap Value Portfolio - Institutional Class ING Stock Index Portfolio - Institutional Class ING T. Rowe Price Capital Appreciation Portfolio -Institutional Class ING T. Rowe Price Equity Income Portfolio -Institutional Class ING UBS U.S. Allocation Portfolio - Service Class ING Van Kampen Capital Growth Portfolio -Institutional Class ING Van Kampen Growth and Income Portfolio -Service Class ING VP Index Plus International Equity Portfolio -Service Class* ING Wells Fargo Small Cap Disciplined Portfolio -Institutional Class* ING Partners, Inc.: ING American Century Large Company Value Portfolio - Initial Class ING American Century Small-Mid Cap Value Portfolio - Initial Class ING Baron Small Cap Growth Portfolio - Initial Class ING Columbia Small Cap Value II Portfolio - Initial Class* ING JPMorgan Mid Cap Value Portfolio - Initial Class ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class

ING Partners, Inc. (continued):

     ING Lord Abbett U.S. Government Securities Portfolio - Initial Class* ING Neuberger Berman Partners Portfolio - Initial Class** ING Neuberger Berman Regency Portfolio - Initial Class** ING Oppenheimer Global Portfolio - Initial Class ING Oppenheimer Strategic Income Portfolio -Service Class ING PIMCO Total Return Portfolio - Initial Class ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class ING UBS U.S. Large Cap Equity Portfolio - Initial Class ING Van Kampen Comstock Portfolio - Initial Class ING Van Kampen Equity and Income Portfolio -Initial Class ING Strategic Allocation Portfolios, Inc.: ING VP Strategic Allocation Conservative Portfolio -Class I

ING VP Strategic Allocation Growth Portfolio -Class I

ING VP Strategic Allocation Moderate Portfolio -Class I

ING Variable Funds:

     ING VP Growth and Income Portfolio - Class I** ING Variable Portfolios, Inc.: ING VP Index Plus LargeCap Portfolio - Class I

ING VP Index Plus MidCap Portfolio - Class I ING VP Index Plus SmallCap Portfolio - Class I ING VP Value Opportunity Portfolio - Class I

ING Variable Products Trust:

ING VP High Yield Bond Portfolio - Class I ING VP International Value Portfolio - Class I ING VP MidCap Opportunities Portfolio - Class I ING VP Real Estate Portfolio - Class S

     ING VP SmallCap Opportunities Portfolio - Class I ING VP Balanced Portfolio, Inc.: ING VP Balanced Portfolio - Class I* ING VP Intermediate Bond Portfolio: ING VP Intermediate Bond Portfolio - Class I Neuberger Berman Advisers Management Trust: Neuberger Berman AMT Socially Responsive Portfolio® - Class I

* Division became available in 2006

** Division became available in 2007

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

The names of certain Divisions and Trusts were changed during 2007. The following is a summary of current and former names for those Divisions and Trusts:

Current Name	Former Name

ING Investors Trust:	ING Investors Trust:
ING Van Kampen Capital Growth Portfolio -	ING Van Kampen Equity Growth Portfolio -
Institutional Class	Institutional Class

During 2007, the following Divisions were closed to contractowners:

ING Investors Trust: ING MarketStyle Growth Portfolio - Institutional Class ING Partners, Inc.: ING Fundamental Research Portfolio - Initial Class

The following Division was offered to contractowners during 2007, but had no activity as of December 31, 2007:

ING Investors Trust: ING MFS Utilities Portfolio - Service Class

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis. The difference between cost and current market value owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ReliaStar Life.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ReliaStar Life will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar Life.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ReliaStar Life related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ReliaStar Life). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and Liabilities.

3. New Accounting Pronouncements

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“FAS”) No. 157, “Fair Value Measurements” (“FAS No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value to any new circumstances.

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The provisions of FAS No. 157 are effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is in the process of determining the impact of adoption of FAS No. 157 on the Account.

4. Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ReliaStar Life expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

ReliaStar Life assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge. Daily charges are deducted at annual rates of 1.30% for Select*Annuity II Contracts and 1.25% for Select*Annuity III Contracts of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.15% of the assets attributable to Select*Annuity III Contracts.

Contract Maintenance Charges

An annual Contract maintenance fee of $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 6.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken as specified in the Contract.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

Transfer Charges

A transfer charge of up to $25 may be imposed on each transfer between Divisions in excess of twelve in any one calendar year.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the purchase payments or the accumulation value of each Contract. The amount and timing of deduction depends on the contractowner’s state of residence.

5. Related Party Transactions

During the year ended December 31, 2007, management and service fees were paid indirectly to DSL, an affiliate of the Company, in its capacity as investment manager to ING Investors Trust and ING Partners, Inc. The Trusts’ advisory agreement provided for fees at annual rates ranging from 0.14% to 1.25% of the average net assets of each respective Fund.

Management fees were also paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to ING Strategic Allocation Portfolios, Inc., ING Variable Funds, ING Variable Portfolios, Inc., ING Variable Products Trust, ING VP Balanced Portfolio, Inc., and ING VP Intermediate Bond Portfolio. The annual fee rate ranged from 0.35% to 1.00% of the average net assets of each respective Fund.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

6. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

		Year ended December 31
	2007		2006

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	893	1,075	1,302	1,225
American Funds Insurance Series® Growth-Income Fund - Class 2	333	614	832	835
American Funds Insurance Series® International Fund - Class 2	824	726	1,482	1,206
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	4,412	12,611	8,824	16,684
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	7,730	8,383	3,860	12,717
Fidelity® VIP Index 500 Portfolio - Initial Class	10	10	-	-
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	374	3,180	669	5,651
Fidelity® VIP Money Market Portfolio - Initial Class	211	213	4	6
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class	139	50	297	141
ING BlackRock Large Cap Growth Portfolio - Institutional Class	38	21	58	3
ING BlackRock Large Cap Value Portfolio - Institutional Class	114	1,079	175	1,409
ING Evergreen Health Sciences Portfolio - Institutional Class	211	288	218	109
ING Evergreen Omega Portfolio - Institutional Class	333	7,133	17	9,305
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	54	60	260	106
ING FMRSM Large Cap Growth Portfolio - Institutional Class	123	11,130	43,998	12,042
ING FMRSM Mid Cap Growth Portfolio - Institutional Class	-	-	-	78
ING Global Resources Portfolio - Institutional Class	710	1,325	1,729	1,056
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	985	1,047	365	36
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	432	2,714	347	4,031
ING JPMorgan Value Opportunities Portfolio - Institutional Class	1,106	4,093	384	5,259
ING Julius Baer Foreign Portfolio - Institutional Class	736	656	571	385
ING Legg Mason Value Portfolio - Institutional Class	21	138	132	76
ING LifeStyle Aggressive Growth Portfolio - Institutional Class	23	8	123	2
ING LifeStyle Growth Portfolio - Institutional Class	191	2	48	8
ING LifeStyle Moderate Growth Portfolio - Institutional Class	462	300	508	121
ING LifeStyle Moderate Portfolio - Institutional Class	166	338	429	70
ING Limited Maturity Bond Portfolio - Service Class	190	1,310	5,650	1,461
ING Liquid Assets Portfolio - Institutional Class	6,582	6,866	6,760	8,323
ING Lord Abbett Affiliated Portfolio - Institutional Class	-	12	2	3
ING MarketStyle Growth Portfolio - Institutional Class	2	2	-	-
ING Marsico Growth Portfolio - Institutional Class	174	182	112	26
ING Marsico International Opportunities Portfolio - Institutional Class	996	2,698	383	3,639
ING MFS Total Return Portfolio - Institutional Class	132	72	61	98
ING MFS Utilities Portfolio - Institutional Class	615	1,423	543	557

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

		Year ended December 31
	2007		2006

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
ING Investors Trust (continued):
ING Oppenheimer Main Street Portfolio® - Institutional Class	61	66	104	63
ING Pioneer Fund Portfolio - Institutional Class	9	20	101	3
ING Pioneer Mid Cap Value Portfolio - Institutional Class	36	15	11	58
ING Stock Index Portfolio - Institutional Class	1,196	6,465	917	9,605
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	726	570	1,147	573
ING T. Rowe Price Equity Income Portfolio - Institutional Class	191	343	287	145
ING UBS U.S. Allocation Portfolio - Service Class	-	1	4	4
ING Van Kampen Capital Growth Portfolio - Institutional Class	177	2,427	266	2,387
ING Van Kampen Growth and Income Portfolio - Service Class	503	1,497	7,218	1,556
ING VP Index Plus International Equity Portfolio - Service Class	88	1,233	6,526	978
ING Wells Fargo Small Cap Disciplined Portfolio - Institutional Class	48	47	19	-
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Initial Class	1	11	11	9
ING American Century Small-Mid Cap Value Portfolio - Initial Class	10	25	25	80
ING Baron Small Cap Growth Portfolio - Initial Class	228	209	265	179
ING Columbia Small Cap Value II Portfolio - Initial Class	27	4	5	-
ING Fundamental Research Portfolio - Initial Class	113	1,194	27	402
ING JPMorgan Mid Cap Value Portfolio - Initial Class	194	285	277	290
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	-	6	6	1
ING Lord Abbett U.S. Government Securities Portfolio - Initial Class	505	324	134	1
ING Neuberger Berman Partners Portfolio - Initial Class	8	-	-	-
ING Neuberger Berman Regency Portfolio - Initial Class	1	-	-	-
ING Oppenheimer Global Portfolio - Initial Class	847	4,451	209	5,885
ING Oppenheimer Strategic Income Portfolio - Service Class	294	670	1,988	285
ING PIMCO Total Return Portfolio - Initial Class	211	257	220	139
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	1,517	5,214	417	7,273
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	40	721	94	852
ING Van Kampen Comstock Portfolio - Initial Class	38	93	164	227
ING Van Kampen Equity and Income Portfolio - Initial Class	87	124	189	13
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	1	-	6	-
ING VP Strategic Allocation Growth Portfolio - Class I	2	1	15	37
ING VP Strategic Allocation Moderate Portfolio - Class I	3	2	21	3
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	852	15	-	-
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class I	51	231	247	35
ING VP Index Plus MidCap Portfolio - Class I	500	793	895	818
ING VP Index Plus SmallCap Portfolio - Class I	376	669	712	732
ING VP Value Opportunity Portfolio - Class I	9	234	9	269

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

		Year ended December 31
	2007		2006

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
ING Variable Products Trust:
ING VP High Yield Bond Portfolio - Class I	1,716	3,119	10,065	3,399
ING VP International Value Portfolio - Class I	861	2,328	474	3,503
ING VP MidCap Opportunities Portfolio - Class I	13	2,004	44	1,985
ING VP Real Estate Portfolio - Class S	324	1,007	1,101	466
ING VP SmallCap Opportunities Portfolio - Class I	11	1,738	88	1,875
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	711	2,088	12,413	1,730
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	308	192	527	183
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	79	147	41	200

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

7. Changes in Units

The net changes in units outstanding follow:

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	50,056	74,382	(24,326)	261,862	255,182	6,680
American Funds Insurance Series® Growth-Income Fund - Class 2	21,026	47,063	(26,037)	181,925	184,335	(2,410)
American Funds Insurance Series® International Fund - Class 2	44,327	44,748	(421)	147,749	126,203	21,546
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	11,940	295,757	(283,817)	199,576	635,524	(435,948)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	32,797	225,647	(192,850)	185,119	527,447	(342,328)
Fidelity® VIP Index 500 Portfolio - Initial Class	293	293	-	1,196	1,196	-
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	277	167,159	(166,882)	198,697	499,223	(300,526)
Fidelity® VIP Money Market Portfolio - Initial Class	14,580	14,905	(325)	389	728	(339)
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class	9,220	3,512	5,708	20,158	10,629	9,529
ING BlackRock Large Cap Growth Portfolio - Institutional Class	2,901	1,524	1,377	4,557	246	4,311
ING BlackRock Large Cap Value Portfolio - Institutional Class	227	74,877	(74,650)	75,454	182,732	(107,278)
ING Evergreen Health Sciences Portfolio - Institutional Class	15,160	22,102	(6,942)	18,919	9,170	9,749
ING Evergreen Omega Portfolio - Institutional Class	7,876	540,535	(532,659)	3,205,779	3,985,572	(779,793)
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	5,025	5,325	(300)	24,409	11,488	12,921
ING FMRSM Large Cap Growth Portfolio - Institutional Class	8,705	973,896	(965,191)	3,206,691	260,604	2,946,087
ING FMRSM Mid Cap Growth Portfolio - Institutional Class	-	-	-	11,339	18,065	(6,726)
ING Global Resources Portfolio - Institutional Class	31,971	67,415	(35,444)	99,551	71,950	27,601
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	77,200	77,041	159	37,606	4,033	33,573
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	5,222	180,100	(174,878)	794,854	1,081,579	(286,725)
ING JPMorgan Value Opportunities Portfolio - Institutional Class	8,152	301,806	(293,654)	1,902,740	2,340,584	(437,844)
ING Julius Baer Foreign Portfolio - Institutional Class	42,869	40,728	2,141	38,638	23,660	14,978
ING Legg Mason Value Portfolio - Institutional Class	1,627	11,181	(9,554)	7,480	2,335	5,145

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust:
ING LifeStyle Aggressive Growth Portfolio - Institutional Class	1,130	421	709	9,279	75	9,204
ING LifeStyle Growth Portfolio - Institutional Class	12,967	83	12,884	3,849	612	3,237
ING LifeStyle Moderate Growth Portfolio - Institutional Class	33,401	21,944	11,457	41,946	9,464	32,482
ING LifeStyle Moderate Portfolio - Institutional Class	12,077	25,992	(13,915)	35,944	5,551	30,393
ING Limited Maturity Bond Portfolio - Service Class	12,642	121,925	(109,283)	403,760	72	403,688
ING Liquid Assets Portfolio - Institutional Class	590,488	658,368	(67,880)	784,464	979,622	(195,158)
ING Lord Abbett Affiliated Portfolio - Institutional Class	-	978	(978)	-	208	(208)
ING MarketStyle Growth Portfolio - Institutional Class	185	185	-	-	-	-
ING Marsico Growth Portfolio - Institutional Class	13,763	14,452	(689)	15,184	7,535	7,649
ING Marsico International Opportunities Portfolio - Institutional Class	31,494	161,640	(130,146)	856,994	1,094,038	(237,044)
ING MFS Total Return Portfolio - Institutional Class	9,198	5,940	3,258	20,966	25,350	(4,384)
ING MFS Utilities Portfolio - Institutional Class	33,404	94,543	(61,139)	269,016	269,506	(490)
ING Oppenheimer Main Street Portfolio® - Institutional Class	4,653	5,147	(494)	3,331	-	3,331
ING Pioneer Fund Portfolio - Institutional Class	438	1,402	(964)	8,522	242	8,280
ING Pioneer Mid Cap Value Portfolio - Institutional Class	2,464	1,093	1,371	930	5,204	(4,274)
ING Stock Index Portfolio - Institutional Class	17,374	468,220	(450,846)	542,322	1,305,199	(762,877)
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	42,816	44,232	(1,416)	93,046	50,859	42,187
ING T. Rowe Price Equity Income Portfolio - Institutional Class	12,874	25,867	(12,993)	37,920	27,263	10,657
ING UBS U.S. Allocation Portfolio - Service Class	-	40	(40)	62	63	(1)
ING Van Kampen Capital Growth Portfolio - Institutional Class	1,228	175,798	(174,570)	95,052	285,406	(190,354)
ING Van Kampen Growth and Income Portfolio - Service Class	10,853	110,855	(100,002)	438,133	56	438,077
ING VP Index Plus International Equity Portfolio - Service Class	6,127	85,286	(79,159)	459,495	32	459,463
ING Wells Fargo Small Cap Disciplined Portfolio - Institutional Class	4,461	4,635	(174)	1,904	1	1,903
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Initial Class	-	856	(856)	821	733	88
ING American Century Small-Mid Cap Value Portfolio - Initial Class	-	1,866	(1,866)	10,542	15,011	(4,469)
ING Baron Small Cap Growth Portfolio - Initial Class	17,776	15,813	1,963	30,480	22,960	7,520
ING Columbia Small Cap Value II Portfolio - Initial Class	2,553	342	2,211	486	28	458
ING Fundamental Research Portfolio - Initial Class	-	93,448	(93,448)	130,156	163,381	(33,225)
ING JPMorgan Mid Cap Value Portfolio - Initial Class	12,694	21,941	(9,247)	55,026	55,528	(502)
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	-	441	(441)	1,633	1,206	427

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Partners, Inc.:
ING Lord Abbett U.S. Government Securities Portfolio - Initial Class	45,492	30,016	15,476	12,787		12,787
ING Neuberger Berman Partners Portfolio - Initial Class	768	4	764	-	-	-
ING Neuberger Berman Regency Portfolio - Initial Class	110	-	110	-	-	-
ING Oppenheimer Global Portfolio - Initial Class	18,524	301,090	(282,566)	1,965,027	2,396,839	(431,812)
ING Oppenheimer Strategic Income Portfolio - Service Class	19,653	58,632	(38,979)	168,929	2,138	166,791
ING PIMCO Total Return Portfolio - Initial Class	18,250	23,341	(5,091)	33,336	25,435	7,901
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	28,595	375,008	(346,413)	2,185,753	2,769,553	(583,800)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	4,739	55,464	(50,725)	274,174	337,487	(63,313)
ING Van Kampen Comstock Portfolio - Initial Class	2,441	7,337	(4,896)	28,297	34,723	(6,426)
ING Van Kampen Equity and Income Portfolio - Initial Class	6,281	9,749	(3,468)	14,972	3	14,969
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	-	1	(1)	807	309	498
ING VP Strategic Allocation Growth Portfolio - Class I	-	64	(64)	4,741	6,832	(2,091)
ING VP Strategic Allocation Moderate Portfolio - Class I	-	86	(86)	2,864	1,366	1,498
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	166,281	82,111	84,170	-	-	-
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class I	3,868	18,063	(14,195)	22,169	4,520	17,649
ING VP Index Plus MidCap Portfolio - Class I	29,939	57,825	(27,886)	125,333	126,648	(1,315)
ING VP Index Plus SmallCap Portfolio - Class I	20,573	50,287	(29,714)	107,954	113,454	(5,500)
ING VP Value Opportunity Portfolio - Class I	277	19,401	(19,124)	64,507	89,870	(25,363)
ING Variable Products Trust:
ING VP High Yield Bond Portfolio - Class I	100,998	275,583	(174,585)	706,425	81,008	625,417
ING VP International Value Portfolio - Class I	46	80,962	(80,916)	99,139	247,434	(148,295)
ING VP MidCap Opportunities Portfolio - Class I	1,614	224,371	(222,757)	111,112	360,964	(249,852)
ING VP Real Estate Portfolio - Class S	17,768	62,440	(44,672)	44,943	538	44,405
ING VP SmallCap Opportunities Portfolio - Class I	2,850	57,177	(54,327)	41,128	103,438	(62,310)

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	114	180,310	(180,196)	1,076,260	-	1,076,260
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	26,970	17,190	9,780	81,573	49,593	31,980
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	6,476	9,534	(3,058)	12,043	24,205	(12,162)

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

8.	Unit Summary

	Division/Contract	Units	Unit Value	Extended Value

	American Funds Insurance Series® Growth Fund - Class 2
	Contracts in accumulation period:
	Select*Annuity II	22,941.590	$ 14.60	$ 334,947
	Select*Annuity III	174,191.057	14.57	2,537,964

		197,132.647		$ 2,872,911

	American Funds Insurance Series® Growth-Income Fund -
	Class 2
	Contracts in accumulation period:
	Select*Annuity II	11,129.150	$ 13.04	$ 145,124
	Select*Annuity III	118,879.474	13.02	1,547,811

		130,008.624		$ 1,692,935

	American Funds Insurance Series® International Fund -
	Class 2
	Contracts in accumulation period:
	Select*Annuity II	10,222.619	$ 17.20	$ 175,829
	Select*Annuity III	142,210.927	17.17	2,441,762

		152,433.546		$ 2,617,591

	Fidelity® VIP Equity-Income Portfolio - Initial Class
	Annuity contracts in payout	3,016.117	$ 13.46 to $23.40	$ 53,287
	Contracts in accumulation period:
	Select*Annuity II	344,889.037	61.67	21,269,307
	Select*Annuity III	623,519.398	33.10	20,638,492

		971,424.552		$ 41,961,086

	Fidelity® VIP Contrafund® Portfolio - Initial Class
	Annuity contracts in payout	2,606.606	$ 13.10	$ 34,147
	Contracts in accumulation period:
	Select*Annuity II	121,307.789	24.67	2,992,663
	Select*Annuity III	613,349.119	42.17	25,864,932

		737,263.514		$ 28,891,742

	Fidelity® VIP Index 500 Portfolio - Initial Class
	Contracts in accumulation period:
	Select*Annuity III	90.673	$ 32.33	$ 2,931

		90.673		$ 2,931

	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
	Contracts in accumulation period:
	Select*Annuity II	64,546.174	$ 23.60	$ 1,523,290
	Select*Annuity III	276,394.891	18.31	5,060,790

		340,941.065		$ 6,584,080

	Fidelity® VIP Money Market Portfolio - Initial Class
	Annuity contracts in payout	4,336.777	$ 11.07	$ 48,008

		4,336.777		$ 48,008

	ING AllianceBernstein Mid Cap Growth Portfolio -
	Institutional Class
	Contracts in accumulation period:
	Select*Annuity III	16,635.187	$ 14.04	$ 233,558

		16,635.187		$ 233,558

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING BlackRock Large Cap Growth Portfolio - Institutional
Class
Contracts in accumulation period:
Select*Annuity II	537.554	$ 12.98	$ 6,977
Select*Annuity III	5,150.863	12.95	66,704
	5,688.417		$ 73,681

ING BlackRock Large Cap Value Portfolio - Institutional
Class
Contracts in accumulation period:
Select*Annuity II	25,345.671	$ 13.55	$ 343,434
Select*Annuity III	170,506.517	13.51	2,303,543
	195,852.188		$ 2,646,977

ING Evergreen Health Sciences Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity II	371.785	$ 13.18	$ 4,900
Select*Annuity III	2,435.530	13.15	32,027
	2,807.315		$ 36,927

ING Evergreen Omega Portfolio - Institutional Class
Annuity contracts in payout	2,772.016	$11.87 to $11.89	$ 32,925
Contracts in accumulation period:
Select*Annuity II	146,656.938	13.16	1,930,005
Select*Annuity III	1,470,753.741	13.13	19,310,997
	1,620,182.695		$ 21,273,927

ING FMRSM Diversified Mid Cap Portfolio - Institutional
Class
Contracts in accumulation period:
Select*Annuity II	690.704	$ 11.18	$ 7,722
Select*Annuity III	11,930.183	11.16	133,141
	12,620.887		$ 140,863

ING FMRSM Large Cap Growth Portfolio - Institutional Class
Annuity contracts in payout	23,572.599	$10.11 to $10.64	$ 238,802
Contracts in accumulation period:
Select*Annuity II	1,616,096.879	10.97	17,728,583
Select*Annuity III	1,631,751.649	10.94	17,851,363
	3,271,421.127		$ 35,818,748

ING FMRSM Mid Cap Growth Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity III	131.559	$ 11.89	$ 1,564
	131.559		$ 1,564

ING Global Resources Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity II	6,223.165	$ 21.41	$ 133,238
Select*Annuity III	44,354.267	21.37	947,851
	50,577.432		$ 1,081,089

ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Select*Annuity II	3,553.272	$ 15.61	$ 55,467
Select*Annuity III	30,178.861	15.59	470,488
	33,732.133		$ 525,955

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Select*Annuity II	61,393.261	$ 13.79	$ 846,613
Select*Annuity III	347,643.722	13.75	4,780,101
	409,036.983		$ 5,626,714

ING JPMorgan Value Opportunities Portfolio - Institutional
Class
Annuity contracts in payout	2,745.016	$ 11.85	$ 32,528
Contracts in accumulation period:
Select*Annuity II	112,158.936	12.40	1,390,771
Select*Annuity III	905,718.377	12.37	11,203,736
	1,020,622.329		$ 12,627,035

ING Julius Baer Foreign Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity II	12,762.156	$ 17.35	$ 221,423
Select*Annuity III	41,357.656	17.31	715,901
	54,119.812		$ 937,324

ING Legg Mason Value Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity II	584.353	$ 11.29	$ 6,597
Select*Annuity III	2,484.372	11.26	27,974
	3,068.725		$ 34,571

ING LifeStyle Aggressive Growth Portfolio - Institutional
Class
Contracts in accumulation period:
Select*Annuity III	9,912.850	$ 14.63	$ 145,025
	9,912.850		$ 145,025

ING LifeStyle Growth Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity II	7,056.220	$ 14.08	$ 99,352
Select*Annuity III	9,065.032	14.06	127,454
	16,121.252		$ 226,806

ING LifeStyle Moderate Growth Portfolio - Institutional
Class
Contracts in accumulation period:
Select*Annuity II	10,149.803	$ 13.50	$ 137,022
Select*Annuity III	33,789.274	13.49	455,817
	43,939.077		$ 592,839

ING LifeStyle Moderate Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity II	3,989.305	$ 13.07	$ 52,140
Select*Annuity III	12,488.431	13.05	162,974
	16,477.736		$ 215,114

ING Limited Maturity Bond Portfolio - Service Class
Contracts in accumulation period:
Select*Annuity II	14,674.621	$ 10.73	$ 157,459
Select*Annuity III	291,661.877	10.71	3,123,699
	306,336.498		$ 3,281,158

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Liquid Assets Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity II	297,786.753	$ 10.94	$ 3,257,787
Select*Annuity III	793,479.262	10.90	8,648,924
	1,091,266.015		$ 11,906,711

ING Lord Abbett Affiliated Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity III	194.262	$ 13.23	$ 2,570
	194.262		$ 2,570

ING Marsico Growth Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity II	2,429.127	$ 13.50	$ 32,793
Select*Annuity III	14,513.941	13.47	195,503
	16,943.068		$ 228,296

ING Marsico International Opportunities Portfolio -
Institutional Class
Contracts in accumulation period:
Select*Annuity II	46,560.870	$ 18.21	$ 847,873
Select*Annuity III	309,596.753	18.17	5,625,373
	356,157.623		$ 6,473,246

ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity II	7,989.392	$ 11.91	$ 95,154
Select*Annuity III	11,847.524	11.88	140,748
	19,836.916		$ 235,902

ING MFS Utilities Portfolio - Institutional Class
Annuity contracts in payout	776.179	$ 16.31	$ 12,659
Contracts in accumulation period:
Select*Annuity II	12,439.955	18.64	231,881
Select*Annuity III	177,282.640	16.31	2,891,480
	190,498.774		$ 3,136,020

ING Oppenheimer Main Street Portfolio® - Institutional
Class
Contracts in accumulation period:
Select*Annuity II	954.197	$ 13.01	$ 12,414
Select*Annuity III	4,371.105	12.98	56,737
	5,325.302		$ 69,151

ING Pioneer Fund Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity III	7,315.653	$ 13.15	$ 96,201
	7,315.653		$ 96,201

ING Pioneer Mid Cap Value Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity II	705.763	$ 12.68	$ 8,949
Select*Annuity III	3,309.774	12.65	41,869
	4,015.537		$ 50,818

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Stock Index Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity II	260,329.477	$ 13.40	$ 3,488,415
Select*Annuity III	1,408,512.457	13.36	18,817,726
	1,668,841.934		$ 22,306,141

ING T. Rowe Price Capital Appreciation Portfolio -
Institutional Class
Contracts in accumulation period:
Select*Annuity II	30,860.508	$ 12.94	$ 399,335
Select*Annuity III	95,843.776	12.91	1,237,343
	126,704.284		$ 1,636,678

ING T. Rowe Price Equity Income Portfolio - Institutional
Class
Contracts in accumulation period:
Select*Annuity II	2,785.463	$ 12.86	$ 35,821
Select*Annuity III	32,477.489	12.83	416,686
	35,262.952		$ 452,507

ING UBS U.S. Allocation Portfolio - Service Class
Contracts in accumulation period:
Select*Annuity III	20.883	$ 11.91	$ 249
	20.883		$ 249

ING Van Kampen Capital Growth Portfolio - Institutional
Class
Contracts in accumulation period:
Select*Annuity II	27,248.758	$ 14.97	$ 407,914
Select*Annuity III	282,429.281	14.93	4,216,669
	309,678.039		$ 4,624,583

ING Van Kampen Growth and Income Portfolio - Service
Class
Contracts in accumulation period:
Select*Annuity II	69,186.365	$ 12.91	$ 893,196
Select*Annuity III	271,078.391	12.88	3,491,490
	340,264.756		$ 4,384,686

ING VP Index Plus International Equity Portfolio - Service
Class
Annuity contracts in payout	1,072.021	$ 11.59	$ 12,425
Contracts in accumulation period:
Select*Annuity II	219,687.464	13.66	3,000,931
Select*Annuity III	159,544.306	13.64	2,176,184
	380,303.791		$ 5,189,540

ING Wells Fargo Small Cap Disciplined Portfolio -
Institutional Class
Contracts in accumulation period:
Select*Annuity III	1,728.798	$ 9.96	$ 17,219
	1,728.798		$ 17,219

ING American Century Large Company Value Portfolio -
Initial Class
Contracts in accumulation period:
Select*Annuity III	53.405	$ 12.15	$ 649

	53.405		$ 649

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Century Small-Mid Cap Value Portfolio -
Initial Class
Contracts in accumulation period:
Select*Annuity II	350.379	$ 12.47	$ 4,369
Select*Annuity III	3,619.016	12.44	45,021
	3,969.395		$ 49,390

ING Baron Small Cap Growth Portfolio - Initial Class
Contracts in accumulation period:
Select*Annuity II	1,592.715	$ 13.22	$ 21,056
Select*Annuity III	37,079.896	13.19	489,084
	38,672.611		$ 510,140

ING Columbia Small Cap Value II Portfolio - Initial Class
Contracts in accumulation period:
Select*Annuity II	525.287	$ 10.27	$ 5,395
Select*Annuity III	2,143.559	10.25	21,971
	2,668.846		$ 27,366

ING JPMorgan Mid Cap Value Portfolio - Initial Class
Contracts in accumulation period:
Select*Annuity II	7,016.452	$ 12.80	$ 89,810
Select*Annuity III	31,093.150	12.77	397,060
	38,109.602		$ 486,870

ING Legg Mason Partners Aggressive Growth Portfolio -
Initial Class
Contracts in accumulation period:
Select*Annuity III	1,569.046	$ 12.59	$ 19,754
	1,569.046		$ 19,754

ING Lord Abbett U.S. Government Securities Portfolio -
Initial Class
Contracts in accumulation period:
Select*Annuity II	5,279.763	$ 11.05	$ 58,341
Select*Annuity III	22,983.056	11.04	253,733
	28,262.819		$ 312,074

ING Neuberger Berman Partners Portfolio - Initial Class
Contracts in accumulation period:
Select*Annuity III	763.693	$ 11.09	$ 8,469
	763.693		$ 8,469

ING Neuberger Berman Regency Portfolio - Initial Class
Contracts in accumulation period:
Select*Annuity II	47.506	$ 10.23	$ 486
Select*Annuity III	62.474	10.21	638
	109.980		$ 1,124

ING Oppenheimer Global Portfolio - Initial Class
Contracts in accumulation period:
Select*Annuity II	124,571.634	$ 14.68	$ 1,828,712
Select*Annuity III	719,365.747	14.64	10,531,514
	843,937.381		$ 12,360,226

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Strategic Income Portfolio - Service Class
Contracts in accumulation period:
Select*Annuity II	13,331.439	$ 11.57	$ 154,245
Select*Annuity III	134,253.786	11.54	1,549,288

	147,585.225		$ 1,703,533

ING PIMCO Total Return Portfolio - Initial Class
Contracts in accumulation period:
Select*Annuity II	4,019.600	$ 11.22	$ 45,100
Select*Annuity III	30,740.342	11.20	344,292

	34,759.942		$ 389,392

ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Initial Class
Contracts in accumulation period:
Select*Annuity II	143,118.102	$ 14.10	$ 2,017,965
Select*Annuity III	708,539.149	14.06	9,962,060

	851,657.251		$ 11,980,025

ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Contracts in accumulation period:
Select*Annuity II	8,929.099	$ 12.69	$ 113,310
Select*Annuity III	120,795.633	12.66	1,529,273

	129,724.732		$ 1,642,583

ING Van Kampen Comstock Portfolio - Initial Class
Contracts in accumulation period:
Select*Annuity II	3,282.264	$ 11.78	$ 38,665
Select*Annuity III	13,021.222	11.75	152,999

	16,303.486		$ 191,664

ING Van Kampen Equity and Income Portfolio - Initial Class
Contracts in accumulation period:
Select*Annuity III	15,219.120	$ 12.36	$ 188,108

	15,219.120		$ 188,108

ING VP Strategic Allocation Conservative Portfolio - Class I
Contracts in accumulation period:
Select*Annuity III	1,303.802	$ 11.68	$ 15,228

	1,303.802		$ 15,228

ING VP Strategic Allocation Growth Portfolio - Class I
Contracts in accumulation period:
Select*Annuity II	760.528	$ 12.71	$ 9,666
Select*Annuity III	1,823.983	12.68	23,128

	2,584.511		$ 32,794

ING VP Strategic Allocation Moderate Portfolio - Class I
Contracts in accumulation period:
Select*Annuity III	4,187.056	$ 12.21	$ 51,124

	4,187.056		$ 51,124

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Growth and Income Portfolio - Class I
Contracts in accumulation period:
Select*Annuity II	2,338.265	$ 9.96	$ 23,289
Select*Annuity III	81,832.166	9.96	815,048

	84,170.431		$ 838,337

ING VP Index Plus LargeCap Portfolio - Class I
Contracts in accumulation period:
Select*Annuity II	8,200.491	$ 12.88	$ 105,622
Select*Annuity III	2,243.806	12.85	28,833

	10,444.297		$ 134,455

ING VP Index Plus MidCap Portfolio - Class I
Contracts in accumulation period:
Select*Annuity II	9,031.556	$ 13.05	$ 117,862
Select*Annuity III	74,121.949	13.02	965,068

	83,153.505		$ 1,082,930

ING VP Index Plus SmallCap Portfolio - Class I
Contracts in accumulation period:
Select*Annuity II	5,922.923	$ 11.97	$ 70,897
Select*Annuity III	59,343.552	11.94	708,562
	65,266.475		$ 779,459

ING VP Value Opportunity Portfolio - Class I
Contracts in accumulation period:
Select*Annuity III	19,788.420	$ 11.53	$ 228,160
	19,788.420		$ 228,160

ING VP High Yield Bond Portfolio - Class I
Contracts in accumulation period:
Select*Annuity II	215,864.819	$ 10.99	$ 2,372,354
Select*Annuity III	414,520.284	10.90	4,518,271
	630,385.103		$ 6,890,625

ING VP International Value Portfolio - Class I
Contracts in accumulation period:
Select*Annuity II	25,929.260	$ 29.36	$ 761,283
Select*Annuity III	116,618.189	29.10	3,393,589
	142,547.449		$ 4,154,872

ING VP MidCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Select*Annuity II	16,256.508	$ 18.34	$ 298,144
Select*Annuity III	515,658.939	9.24	4,764,689
	531,915.447		$ 5,062,833

ING VP Real Estate Portfolio - Class S
Contracts in accumulation period:
Select*Annuity II	1,653.024	$ 12.78	$ 21,126
Select*Annuity III	24,422.358	12.75	311,385
	26,075.382		$ 332,511

ING VP SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Select*Annuity II	25,791.812	$ 21.43	$ 552,719
Select*Annuity III	109,697.832	31.55	3,460,967
	135,489.644		$ 4,013,686

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Balanced Portfolio - Class I
Annuity contracts in payout	1,185.830	$ 10.93	$ 12,961
Contracts in accumulation period:
Select*Annuity II	554,229.445	10.96	6,074,355
Select*Annuity III	340,648.609	10.94	3,726,696

	896,063.884		$ 9,814,012

ING VP Intermediate Bond Portfolio - Class I
Contracts in accumulation period:
Select*Annuity II	14,240.446	$ 10.88	$ 154,936
Select*Annuity III	57,797.639	10.86	627,682

	72,038.085		$ 782,618

Neuberger Berman AMT Socially Responsive
Portfolio® - Class I
Contracts in accumulation period:
Select*Annuity II	5,858.585	$ 13.51	$ 79,149
Select*Annuity III	27,008.021	15.35	414,573

	32,866.606		$ 493,722

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements 9. Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2007, 2006, 2005, 2004 and 2003, follows:

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

American Funds Insurance Series® Growth
Fund - Class 2
2007	197	$14.57	to	$14.60	$ 2,873	0.76%	1.30%	to	1.40%	10.80% to 10.86%
2006	221	$13.15	to	$13.17	2,913	0.84%	1.30%	to	1.40%	8.68% to 8.75%
2005	215	$12.10	to	$12.11	2,599	(c)	1.30%	to	1.40%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
American Funds Insurance Series® Growth-Income
Fund - Class 2
2007	130	$13.02	to	$13.04	1,693	1.48%	1.30%	to	1.40%	3.66%
2006	156	$12.56	to	$12.58	1,960	1.68%	1.30%	to	1.40%	13.56% to 13.64%
2005	158	$11.06	to	$11.07	1,753	(c)	1.30%	to	1.40%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
American Funds Insurance Series® International
Fund - Class 2
2007	152	$17.17	to	$17.20	2,618	1.53%	1.30%	to	1.40%	18.41% to 18.46%
2006	153	$14.50	to	$14.52	2,216	1.87%	1.30%	to	1.40%	17.31% to 17.38%
2005	131	$12.36	to	$12.37	1,623	(c)	1.30%	to	1.40%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

					Net	Investment
	Units	Unit Fair Value			Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

Fidelity® VIP Equity-Income Portfolio - Initial Class
2007	971	$13.46	to	$61.67	41,961	1.68%	1.30%	to	1.40%	0.09%	to	0.21%
2006	1,255	$13.44	to	$61.54	53,325	3.25%	1.30%	to	1.40%	18.52%	to	18.62%
2005	1,688	$27.89	to	$51.88	59,493	1.74%	1.30%	to	1.40%	4.38%	to	4.51%
2004	2,242	$26.72	to	$49.64	74,193	1.64%	1.30%	to	1.40%	10.00%	to	10.07%
2003	2,691	$24.29	to	$45.10	80,104	1.74%	1.30%	to	1.40%	28.52%	to	28.64%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2007	737	$13.10	to	$42.17	28,892	0.86%	1.30%	to	1.40%	15.93%	to	16.04%
2006	930	$11.30	to	$36.36	31,940	1.24%	1.30%	to	1.40%	10.18%	to	10.27%
2005	1,269	$19.28	to	$33.00	40,022	0.31%	1.30%	to	1.40%	15.30%	to	15.45%
2004	1,587	$16.70	to	$28.62	44,163	0.35%	1.30%	to	1.40%	13.89%	to	13.99%
2003	1,910	$14.65	to	$25.13	47,044	0.46%	1.30%	to	1.40%	26.66%	to	26.73%
Fidelity® VIP Index 500 Portfolio - Initial Class
2007	-		$32.33		3	-		1.40%			3.99%
2006	-		$31.09		3	1.64%		1.40%		14.13%
2005	-		$27.24		2	0.60%		1.40%			3.46%
2004	-		-		1	2.56%	1.30%	to	1.40%		-
2003	2,075	$24.15	to	$25.94	50,494	1.50%	1.30%	to	1.40%	26.64%	to	26.78%
Fidelity® VIP Investment Grade Bond Portfolio -
Initial Class
2007	341	$18.31	to	$23.60	6,584	4.62%	1.30%	to	1.40%	2.92%	to	2.97%
2006	508	$17.79	to	$22.92	9,441	4.45%	1.30%	to	1.40%	2.89%	to	3.01%
2005	808	$17.29	to	$22.25	14,556	4.22%	1.30%	to	1.40%	0.82%	to	0.86%
2004	1,215	$17.15	to	$22.06	21,547	4.39%	1.30%	to	1.40%	3.00%	to	3.08%
2003	1,620	$16.65	to	$21.40	27,830	4.27%	1.30%	to	1.40%	3.74%	to	3.83%

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

					Net	Investment
	Units	Unit Fair Value			Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

Fidelity® VIP Money Market Portfolio - Initial Class
2007	4		$11.07		48	6.12%		1.30%		3.75%
2006	5	$10.67	to	$14.14	50	4.77%	1.30%	to	1.40%	3.44% to 3.59%
2005	-		$13.67		52	3.05%		1.40%		1.64%
2004	-		$13.45		63	0.91%	1.30%	to	1.40%	-0.22%
2003	1,805	$13.48	to	$17.82	25,590	1.04%	1.30%	to	1.40%	-0.37% to -0.28%
ING AllianceBernstein Mid Cap Growth Portfolio -
Institutional Class
2007	17		$14.04		234	-		1.40%		9.52%
2006	11		$12.82		140	-		1.40%		0.63%
2005	1		$12.74		18	(c)		1.40%		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2007	6	$12.95	to	$12.98	74	-	1.30%	to	1.40%	5.63% to 5.70%
2006	4	$12.26	to	$12.28	53	(f)	1.30%	to	1.40%	(f)
2005	3	$11.63	to	$11.64	37	(c)	1.30%	to	1.40%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING BlackRock Large Cap Value Portfolio -
Institutional Class
2007	196	$13.51	to	$13.55	2,647	0.55%	1.30%	to	1.40%	3.05% to 3.20%
2006	271	$13.11	to	$13.13	3,547	0.79%	1.30%	to	1.40%	15.07% to 15.10%
2005	378	$11.39	to	$11.41	4,304	-	1.30%	to	1.40%	4.11% to 4.20%
2004	538	$10.94	to	$10.95	5,889	(b)	1.30%	to	1.40%	(b)
2003	(b)		(b)		(b)	(b)		(b)		(b)

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

					Net	Investment
	Units	Unit Fair Value			Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Evergreen Health Sciences Portfolio -
Institutional Class
2007	3	$13.15	to	$13.18	37	1.27%	1.30%	to	1.40%	7.26% to 7.33%
2006	10		$12.26		120	(f)		1.40%		(f)
2005	5		$11.16		52	(c)		1.40%		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING Evergreen Omega Portfolio - Institutional Class
2007	1,620	$11.87	to	$13.16	21,274	0.32%	1.30%	to	1.40%	10.42% to 10.50%
2006	2,153	$10.75	to	$11.91	25,598	-	1.30%	to	1.40%	4.39% to 4.57%
2005	2,932		$11.39		33,401	(c)	1.30%	to	1.40%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING FMRSM Diversified Mid Cap Portfolio -
Institutional Class
2007	13	$11.16	to	$11.18	141	-	1.30%	to	1.40%	13.18% to 13.39%
2006	13		$9.86		127	(d)	1.30%	to	1.40%	(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
2003	(d)		(d)		(d)	(d)		(d)		(d)
ING FMRSM Large Cap Growth Portfolio -
Institutional Class
2007	3,271	$10.11	to	$10.97	35,819	0.22%	1.30%	to	1.40%	2.31% to 2.52%
2006	4,237	$9.87	to	$10.70	45,283	-	1.30%	to	1.40%	1.42%
2005	1,291	$10.54	to	$10.55	13,602	(c)	1.30%	to	1.40%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

					Net	Investment
	Units	Unit Fair Value			Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING FMRSM Mid Cap Growth Portfolio -
Institutional Class
2007	-		$11.89		2	-	1.40%	0.17%
2006	-		$11.87		2	-	1.40%	3.40%
2005	7		$11.48		79	(c)	1.40%	(c)
2004	(c)		(c)		(c)	(c)	(c)	(c)
2003	(c)		(c)		(c)	(c)	(c)	(c)
ING Global Resources Portfolio - Institutional Class
2007	51	$21.37	to	$21.41	1,081	0.16%	1.30% to 1.40%	31.75% to 31.83%
2006	86	$16.22	to	$16.24	1,395	0.54%	1.30% to 1.40%	20.06% to 20.12%
2005	58	$13.51	to	$13.52	789	(c)	1.30% to 1.40%	(c)
2004	(c)		(c)		(c)	(c)	(c)	(c)
2003	(c)		(c)		(c)	(c)	(c)	(c)
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
2007	34	$15.59	to	$15.61	526	1.76%	1.30% to 1.40%	36.87% to 37.05%
2006	34		$11.39		382	(d)	1.40%	(d)
2005	(d)		(d)		(d)	(d)	(d)	(d)
2004	(d)		(d)		(d)	(d)	(d)	(d)
2003	(d)		(d)		(d)	(d)	(d)	(d)
ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
2007	409	$13.75	to	$13.79	5,627	0.33%	1.30% to 1.40%	-2.90% to -2.89%
2006	584	$14.16	to	$14.20	8,270	0.06%	1.30% to 1.40%	15.31% to 15.45%
2005	871	$12.28	to	$12.30	10,692	-	1.30% to 1.40%	2.59% to 2.67%
2004	354	$11.97	to	$11.98	4,238	(b)	1.30% to 1.40%	(b)
2003	(b)		(b)		(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

					Net	Investment
	Units	Unit Fair Value			Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING JPMorgan Value Opportunities Portfolio -
Institutional Class
2007	1,021	$11.85	to	$12.40	12,627	1.53%	1.30%	to	1.40%	-2.31% to -2.21%
2006	1,314	$12.13	to	$12.68	16,639	0.72%	1.30%	to	1.40%	18.76% to 18.84%
2005	1,750	$10.66	to	$10.67	18,678	(c)	1.30%	to	1.40%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING Julius Baer Foreign Portfolio - Institutional Class
2007	54	$17.31	to	$17.35	937	0.35%	1.30%	to	1.40%	15.09% to 15.21%
2006	52	$15.04	to	$15.06	782	-	1.30%	to	1.40%	27.89% to 27.95%
2005	37	$11.76	to	$11.77	435	(c)	1.30%	to	1.40%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING Legg Mason Value Portfolio - Institutional Class
2007	3	$11.26	to	$11.29	35	-	1.30%	to	1.40%	-7.02% to -6.92%
2006	13	$12.11	to	$12.13	153	-	1.30%	to	1.40%	5.30% to 5.39%
2005	7	$11.50	to	$11.51	86	(c)	1.30%	to	1.40%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING LifeStyle Aggressive Growth Portfolio -
Institutional Class
2007	10		$14.63		145	0.72%		1.40%		2.09%
2006	9		$14.33		132	(d)		1.40%		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
2003	(d)		(d)		(d)	(d)		(d)		(d)

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

					Net	Investment
	Units	Unit Fair Value			Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING LifeStyle Growth Portfolio - Institutional Class
2007	16	$14.06	to	$14.08	227	1.48%	1.30% to 1.40%	2.70% to 2.85%
2006	3		$13.69		44	(d)	1.40%	(d)
2005	(d)		(d)		(d)	(d)	(d)	(d)
2004	(d)		(d)		(d)	(d)	(d)	(d)
2003	(d)		(d)		(d)	(d)	(d)	(d)
ING LifeStyle Moderate Growth Portfolio -
Institutional Class
2007	44	$13.49	to	$13.50	593	1.38%	1.30% to 1.40%	3.45%
2006	32	$13.04	to	$13.05	424	(d)	1.30% to 1.40%	(d)
2005	(d)		(d)		(d)	(d)	(d)	(d)
2004	(d)		(d)		(d)	(d)	(d)	(d)
2003	(d)		(d)		(d)	(d)	(d)	(d)
ING LifeStyle Moderate Portfolio - Institutional Class
2007	16	$13.05	to	$13.07	215	1.68%	1.30% to 1.40%	3.82% to 3.90%
2006	30	$12.57	to	$12.58	382	(d)	1.30% to 1.40%	(d)
2005	(d)		(d)		(d)	(d)	(d)	(d)
2004	(d)		(d)		(d)	(d)	(d)	(d)
2003	(d)		(d)		(d)	(d)	(d)	(d)
ING Limited Maturity Bond Portfolio - Service Class
2007	306	$10.71	to	$10.73	3,281	1.96%	1.30% to 1.40%	4.28% to 4.38%
2006	416	$10.27	to	$10.28	4,269	8.56%	1.30% to 1.40%	2.39%
2005	12		$10.03		120	(c)	1.40%	(c)
2004	(c)		(c)		(c)	(c)	(c)	(c)
2003	(c)		(c)		(c)	(c)	(c)	(c)

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

					Net	Investment
	Units	Unit Fair Value			Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Liquid Assets Portfolio - Institutional Class
2007	1,091	$10.90	to	$10.94	11,907	4.86%	1.30%	to	1.40%	3.71% to 3.89%
2006	1,159	$10.51	to	$10.53	12,189	5.22%	1.30%	to	1.40%	3.54% to 3.55%
2005	1,354	$10.15	to	$10.17	13,753	2.99%	1.30%	to	1.40%	0.16% to 0.17%
2004	1,807	$9.99	to	$10.00	18,058	(b)	1.30%	to	1.40%	(b)
2003	(b)		(b)		(b)	(b)		(b)		(b)
ING Lord Abbett Affiliated Portfolio - Institutional
Class
2007	-		$13.23		3	-		1.40%		2.88%
2006	1		$12.86		15	1.24%		1.40%		16.27%
2005	1		$11.06		15	(c)		1.40%		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING Marsico Growth Portfolio - Institutional Class
2007	17	$13.47	to	$13.50	228	-	1.30%	to	1.40%	12.91% to 12.97%
2006	18	$11.93	to	$11.95	210	-	1.30%	to	1.40%	3.74% to 3.82%
2005	10	$11.50	to	$11.51	115	(c)	1.30%	to	1.40%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING Marsico International Opportunities Portfolio -
Institutional Class
2007	356	$18.17	to	$18.21	6,473	1.22%	1.30%	to	1.40%	19.15% to 19.25%
2006	486	$15.25	to	$15.27	7,417	0.08%	1.30%	to	1.40%	22.49% to 22.65%
2005	723		$12.45		9,005	(c)	1.30%	to	1.40%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

					Net	Investment
	Units	Unit Fair Value			Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING MFS Total Return Portfolio - Institutional Class
2007	20	$11.88	to	$11.91	236	3.27%	1.30%	to	1.40%	2.86% to 2.94%
2006	17	$11.55	to	$11.57	192	2.45%	1.30%	to	1.40%	10.63% to 10.72%
2005	21	$10.44	to	$10.45	219	(c)	1.30%	to	1.40%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING MFS Utilities Portfolio - Institutional Class
2007	190	$16.31	to	$18.64	3,136	0.87%	1.30%	to	1.40%	25.95% to 26.03%
2006	252	$12.95	to	$14.79	3,281	0.17%	1.30%	to	1.40%	29.24% to 29.40%
2005	251	$10.02	to	$11.43	2,542	(c)	1.30%	to	1.40%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING Oppenheimer Main Street Portfolio® -
Institutional Class
2007	5	$12.98	to	$13.01	69	1.41%	1.30%	to	1.40%	3.10% to 3.17%
2006	6	$12.59	to	$12.61	73	2.98%	1.30%	to	1.40%	13.63% to 9.00%
2005	2		$11.08		28	(c)	1.30%	to	1.40%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING Pioneer Fund Portfolio - Institutional Class
2007	7		$13.15		96	1.00%		1.40%		3.95%
2006	8		$12.65		105	(d)		1.40%		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
2003	(d)		(d)		(d)	(d)		(d)		(d)

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

					Net	Investment
	Units	Unit Fair Value			Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Pioneer Mid Cap Value Portfolio - Institutional
Class
2007	4	$12.65	to	$12.68	51	-	1.30%	to	1.40%	4.29% to 4.36%
2006	3		$12.13		32	0.39%		1.40%		11.08%
2005	7		$10.92		76	(c)	1.30%	to	1.40%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING Stock Index Portfolio - Institutional Class
2007	1,669	$13.36	to	$13.40	22,306	1.61%	1.30%	to	1.40%	3.81% to 3.88%
2006	2,120	$12.87	to	$12.90	27,288	1.53%	1.30%	to	1.40%	13.99% to 14.06%
2005	2,883	$11.29	to	$11.31	32,550	-	1.30%	to	1.40%	3.11% to 3.29%
2004	4,084		$10.95		44,722	(b)	1.30%	to	1.40%	(b)
2003	(b)		(b)		(b)	(b)		(b)		(b)
ING T. Rowe Price Capital Appreciation Portfolio -
Institutional Class
2007	127	$12.91	to	$12.94	1,637	2.16%	1.30%	to	1.40%	3.20% to 3.35%
2006	128	$12.51	to	$12.52	1,603	1.65%	1.30%	to	1.40%	13.41% to 13.42%
2005	86	$11.03	to	$11.04	948	(c)	1.30%	to	1.40%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING T. Rowe Price Equity Income Portfolio -
Institutional Class
2007	35	$12.83	to	$12.86	453	1.70%	1.30%	to	1.40%	1.91% to 1.98%
2006	48	$12.59	to	$12.61	608	1.95%	1.30%	to	1.40%	17.77% to 17.85%
2005	38	$10.69	to	$10.70	402	(c)	1.30%	to	1.40%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

					Net	Investment
	Units	Unit Fair Value			Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING UBS U.S. Allocation Portfolio - Service Class
2007	-		$11.91		-	-	1.40%	0.42%
2006	-		$11.86		1	-	1.40%	9.51%
2005	-		$10.83		1	(c)	1.40%	(c)
2004	(c)		(c)		(c)	(c)	(c)	(c)
2003	(c)		(c)		(c)	(c)	(c)	(c)
ING Van Kampen Capital Growth Portfolio -
Institutional Class
2007	310	$14.93	to	$14.97	4,625	-	1.30% to 1.40%	19.82% to 19.95%
2006	484	$12.46	to	$12.48	6,035	-	1.30% to 1.40%	2.89%
2005	675	$12.11	to	$12.13	8,170	0.50%	1.30% to 1.40%	13.92% to 14.00%
2004	931	$10.63	to	$10.64	9,897	(b)	1.30% to 1.40%	(b)
2003	(b)		(b)		(b)	(b)	(b)	(b)
ING Van Kampen Growth and Income Portfolio -
Service Class
2007	340	$12.88	to	$12.91	4,385	1.48%	1.30% to 1.40%	1.18% to 1.25%
2006	440	$12.73	to	$12.75	5,606	2.47%	1.30% to 1.40%	14.38%
2005	2		$11.13		24	(c)	1.40%	(c)
2004	(c)		(c)		(c)	(c)	(c)	(c)
2003	(c)		(c)		(c)	(c)	(c)	(c)
ING VP Index Plus International Equity Portfolio -
Service Class
2007	380	$11.59	to	$13.66	5,190	-	1.30% to 1.40%	6.65% to 6.72%
2006	459	$12.79	to	$12.80	5,879	(d)	1.30% to 1.40%	(d)
2005	(d)		(d)		(d)	(d)	(d)	(d)
2004	(d)		(d)		(d)	(d)	(d)	(d)
2003	(d)		(d)		(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

					Net	Investment
	Units	Unit Fair Value			Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Wells Fargo Small Cap Disciplined Portfolio -
Institutional Class
2007	2		$9.96		17	-	1.40%	-4.78%
2006	2		$10.46		20	(d)	1.40%	(d)
2005	(d)		(d)		(d)	(d)	(d)	(d)
2004	(d)		(d)		(d)	(d)	(d)	(d)
2003	(d)		(d)		(d)	(d)	(d)	(d)
ING American Century Large Company Value
Portfolio - Initial Class
2007	-		$12.15		1	-	1.40%	-3.03%
2006	1		$12.53		11	1.17%	1.40%	17.87%
2005	1		$10.63		9	(c)	1.40%	(c)
2004	(c)		(c)		(c)	(c)	(c)	(c)
2003	(c)		(c)		(c)	(c)	(c)	(c)
ING American Century Small-Mid Cap Value
Portfolio - Initial Class
2007	4	$12.44	to	$12.47	49	-	1.30% to 1.40%	-4.09% to -4.00%
2006	6	$12.97	to	$12.99	76	0.02%	1.30% to 1.40%	14.17% to 14.25%
2005	10	$11.36	to	$11.37	117	(c)	1.30% to 1.40%	(c)
2004	(c)		(c)		(c)	(c)	(c)	(c)
2003	(c)		(c)		(c)	(c)	(c)	(c)
ING Baron Small Cap Growth Portfolio - Initial Class
2007	39	$13.19	to	$13.22	510	-	1.30% to 1.40%	4.85% to 4.92%
2006	37	$12.58	to	$12.60	462	-	1.30% to 1.40%	13.95% to 14.03%
2005	29	$11.04	to	$11.05	322	(c)	1.30% to 1.40%	(c)
2004	(c)		(c)		(c)	(c)	(c)	(c)
2003	(c)		(c)		(c)	(c)	(c)	(c)

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Columbia Small Cap Value II Portfolio - Initial Class
2007	3	$10.25	to	$10.27	27	-	1.30% to 1.40%	1.79% to 1.88%
2006	-		$10.07		5	(d)	1.40%	(d)
2005	(d)		(d)		(d)	(d)	(d)	(d)
2004	(d)		(d)		(d)	(d)	(d)	(d)
2003	(d)		(d)		(d)	(d)	(d)	(d)
ING JPMorgan Mid Cap Value Portfolio - Initial Class
2007	38	$12.77	to	$12.80	487	0.92%	1.30% to 1.40%	1.19% to 1.27%
2006	47	$12.62	to	$12.64	598	0.02%	1.30% to 1.40%	15.25% to 15.33%
2005	48	$10.95	to	$10.96	524	(c)	1.30% to 1.40%	(c)
2004	(c)		(c)		(c)	(c)	(c)	(c)
2003	(c)		(c)		(c)	(c)	(c)	(c)
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
2007	2		$12.59		20	-	1.40%	-2.93%
2006	2		$12.97		26	-	1.40%	8.72%
2005	2		$11.93		19	(c)	1.40%	(c)
2004	(c)		(c)		(c)	(c)	(c)	(c)
2003	(c)		(c)		(c)	(c)	(c)	(c)
ING Lord Abbett U.S. Government Securities
Portfolio - Initial Class
2007	28	$11.04	to	$11.05	312	6.74%	1.30% to 1.40%	5.84% to 5.85%
2006	13		$10.43		133	(d)	1.40%	(d)
2005	(d)		(d)		(d)	(d)	(d)	(d)
2004	(d)		(d)		(d)	(d)	(d)	(d)
2003	(d)		(d)		(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

					Net	Investment
	Units	Unit Fair Value			Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Neuberger Berman Partners Portfolio - Initial Class
2007	1		$11.09		8	(e)	1.40%	(e)
2006	(e)		(e)		(e)	(e)	(e)	(e)
2005	(e)		(e)		(e)	(e)	(e)	(e)
2004	(e)		(e)		(e)	(e)	(e)	(e)
2003	(e)		(e)		(e)	(e)	(e)	(e)
ING Neuberger Berman Regency Portfolio - Initial Class
2007	-	$10.21	to	$10.23	1	(e)	1.30% to 1.40%	(e)
2006	(e)		(e)		(e)	(e)	(e)	(e)
2005	(e)		(e)		(e)	(e)	(e)	(e)
2004	(e)		(e)		(e)	(e)	(e)	(e)
2003	(e)		(e)		(e)	(e)	(e)	(e)
ING Oppenheimer Global Portfolio - Initial Class
2007	844	$14.64	to	$14.68	12,360	1.07%	1.30% to 1.40%	5.10% to 5.23%
2006	1,127	$13.93	to	$13.95	15,694	0.06%	1.30% to 1.40%	16.28% to 16.44%
2005	1,558		$11.98		18,669	(c)	1.30% to 1.40%	(c)
2004	(c)		(c)		(c)	(c)	(c)	(c)
2003	(c)		(c)		(c)	(c)	(c)	(c)
ING Oppenheimer Strategic Income Portfolio -
Service Class
2007	148	$11.54	to	$11.57	1,704	4.31%	1.30% to 1.40%	7.15% to 7.23%
2006	187	$10.77	to	$10.79	2,010	0.20%	1.30% to 1.40%	6.74% to 6.83%
2005	20	$10.09	to	$10.10	200	(c)	1.30% to 1.40%	(c)
2004	(c)		(c)		(c)	(c)	(c)	(c)
2003	(c)		(c)		(c)	(c)	(c)	(c)

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

					Net	Investment
	Units	Unit Fair Value			Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING PIMCO Total Return Portfolio - Initial Class
2007	35	$11.20	to	$11.22	389	3.99%	1.30%	to	1.40%	8.09%	to	8.11%
2006	40	$10.36	to	$10.38	413	2.31%	1.30%	to	1.40%	2.78%	to	2.87%
2005	32	$10.08	to	$10.09	322	(c)	1.30%	to	1.40%		(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2007	852	$14.06	to	$14.10	11,980	0.19%	1.30%	to	1.40%	11.76%	to	11.90%
2006	1,198	$12.58	to	$12.60	15,074	-	1.30%	to	1.40%	7.61%	to	7.69%
2005	1,782	$11.69	to	$11.70	20,831	(c)	1.30%	to	1.40%		(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
2007	130	$12.66	to	$12.69	1,643	0.71%	1.30%	to	1.40%	-0.24%	to	-0.16%
2006	180	$12.69	to	$12.71	2,290	0.79%	1.30%	to	1.40%	12.90%	to	13.08%
2005	244		$11.24		2,740	(c)	1.30%	to	1.40%		(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)
ING Van Kampen Comstock Portfolio - Initial Class
2007	16	$11.75	to	$11.78	192	1.33%	1.30%	to	1.40%	-3.45%	to	-3.28%
2006	21	$12.17	to	$12.18	258	1.03%	1.30%	to	1.40%	14.60%	to	14.69%
2005	28		$10.62		293	(c)	1.30%	to	1.40%		(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

					Net	Investment
	Units	Unit Fair Value			Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Van Kampen Equity and Income Portfolio - Initial
Class
2007	15		$12.36		188	2.42%	1.40%	2.15%
2006	19	$12.10	to	$12.12	226	2.87%	1.30% to 1.40%	11.11% to 11.29%
2005	4		$10.89		40	(c)	1.30% to 1.40%	(c)
2004	(c)		(c)		(c)	(c)	(c)	(c)
2003	(c)		(c)		(c)	(c)	(c)	(c)
ING VP Strategic Allocation Conservative Portfolio -
Class I
2007	1		$11.68		15	-	1.40%	4.38%
2006	1		$11.19		15	3.16%	1.40%	6.88%
2005	1		$10.47		8	(c)	1.40%	(c)
2004	(c)		(c)		(c)	(c)	(c)	(c)
2003	(c)		(c)		(c)	(c)	(c)	(c)
ING VP Strategic Allocation Growth Portfolio - Class I
2007	3	$12.68	to	$12.71	33	3.08%	1.30% to 1.40%	3.51% to 3.67%
2006	3	$12.25	to	$12.26	32	2.16%	1.30% to 1.40%	11.66% to 11.67%
2005	5	$10.97	to	$10.98	52	(c)	1.30% to 1.40%	(c)
2004	(c)		(c)		(c)	(c)	(c)	(c)
2003	(c)		(c)		(c)	(c)	(c)	(c)
ING VP Strategic Allocation Moderate Portfolio - Class I
2007	4		$12.21		51	1.98%	1.40%	4.00%
2006	4		$11.74		50	2.20%	1.40%	9.62%
2005	3		$10.71		30	(c)	1.40%	(c)
2004	(c)		(c)		(c)	(c)	(c)	(c)
2003	(c)		(c)		(c)	(c)	(c)	(c)

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

					Net	Investment
	Units	Unit Fair Value			Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING VP Growth and Income Portfolio - Class I
2007	84		$9.96		838	(e)	1.30%	to	1.40%	(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
2004	(e)		(e)		(e)	(e)		(e)		(e)
2003	(e)		(e)		(e)	(e)		(e)		(e)
ING VP Index Plus LargeCap Portfolio - Class I
2007	10	$12.85	to	$12.88	134	1.82%	1.30%	to	1.40%	3.55% to 3.62%
2006	25	$12.41	to	$12.43	306	0.48%	1.30%	to	1.40%	13.02% to 13.10%
2005	7	$10.98	to	$10.99	77	(c)	1.30%	to	1.40%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING VP Index Plus MidCap Portfolio - Class I
2007	83	$13.02	to	$13.05	1,083	0.89%	1.30%	to	1.40%	3.99% to 4.07%
2006	111	$12.52	to	$12.54	1,390	0.65%	1.30%	to	1.40%	7.93% to 8.01%
2005	112	$11.60	to	$11.61	1,303	(c)	1.30%	to	1.40%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING VP Index Plus SmallCap Portfolio - Class I
2007	65	$11.94	to	$11.97	779	0.50%	1.30%	to	1.40%	-7.59% to -7.42%
2006	95	$12.92	to	$12.93	1,227	0.42%	1.30%	to	1.40%	12.25% to 12.34%
2005	100		$11.51		1,157	(c)	1.30%	to	1.40%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

					Net	Investment
	Units	Unit Fair Value			Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING VP Value Opportunity Portfolio - Class I
2007	20		$11.53		228	1.79%		1.40%			1.59%
2006	39		$11.35		442	1.52%		1.40%		14.42%
2005	64		$9.92		638	(c)		1.40%			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)
ING VP High Yield Bond Portfolio - Class I
2007	630	$10.90	to	$10.99	6,891	7.84%	1.30%	to	1.40%	0.46%	to	0.55%
2006	805	$10.85	to	$10.93	8,754	9.42%	1.30%	to	1.40%	8.28%	to	8.33%
2005	180	$10.02	to	$10.09	1,800	6.44%	1.30%	to	1.40%		0.10%
2004	231	$10.01	to	$10.08	2,316	4.24%	1.30%	to	1.40%	6.38%	to	6.55%
2003	529	$9.41	to	$9.46	4,976	5.44%	1.30%	to	1.40%	15.74%	to	15.79%
ING VP International Value Portfolio - Class I
2007	143	$29.10	to	$29.36	4,155	1.72%	1.30%	to	1.40%	11.88%	to	11.98%
2006	223	$26.01	to	$26.22	5,820	2.34%	1.30%	to	1.40%	27.63%	to	27.78%
2005	372	$20.38	to	$20.52	7,583	2.70%	1.30%	to	1.40%	7.94%	to	8.00%
2004	556	$18.88	to	$19.00	10,505	1.34%	1.30%	to	1.40%	15.76%	to	15.92%
2003	629	$16.31	to	$16.39	10,269	1.24%	1.30%	to	1.40%	28.12%	to	28.25%
ING VP MidCap Opportunities Portfolio - Class I
2007	532	$9.24	to	$18.34	5,063	-	1.30%	to	1.40%	24.03%	to	24.09%
2006	755	$7.45	to	$14.78	5,787	-	1.30%	to	1.40%	6.28%	to	6.41%
2005	1,005	$7.01	to	$13.89	7,215	-	1.30%	to	1.40%	8.85%	to	8.94%
2004	1,322	$6.44	to	$12.75	8,744	-	1.30%	to	1.40%	5.55%	to	10.09%
2003	120		$5.85		702	-		1.40%		34.79%

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

					Net	Investment
	Units	Unit Fair Value			Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING VP Real Estate Portfolio - Class S
2007	26	$12.75	to	$12.78	333	1.96%	1.30%	to	1.40%	-17.53%	to	-17.44%
2006	71	$15.46	to	$15.48	1,094	1.65%	1.30%	to	1.40%	33.97%	to	34.03%
2005	26	$11.54	to	$11.55	304	(c)	1.30%	to	1.40%		(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)
ING VP SmallCap Opportunities Portfolio - Class I
2007	135	$21.43	to	$31.55	4,014	-	1.30%	to	1.40%	8.53%	to	8.62%
2006	190	$19.73	to	$29.07	5,251	-	1.30%	to	1.40%	11.04%	to	11.09%
2005	252	$17.76	to	$26.18	6,336	-	1.30%	to	1.40%	7.60%	to	7.70%
2004	338	$16.49	to	$24.33	7,935	-	1.30%	to	1.40%	8.62%	to	8.70%
2003	453	$15.17	to	$22.40	9,842	-	1.30%	to	1.40%	36.67%	to	36.79%
ING VP Balanced Portfolio - Class I
2007	896	$10.93	to	$10.96	9,814	2.71%	1.30%	to	1.40%	4.09%	to	4.28%
2006	1,076	$10.50	to	$10.51	11,310	(d)	1.30%	to	1.40%		(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
2003	(d)		(d)		(d)	(d)		(d)			(d)
ING VP Intermediate Bond Portfolio - Class I
2007	72	$10.86	to	$10.88	783	3.92%	1.30%	to	1.40%	4.52%	to	4.62%
2006	62	$10.39	to	$10.40	647	5.39%	1.30%	to	1.40%		2.67%
2005	30	$10.12	to	$10.13	306	(c)	1.30%	to	1.40%		(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)	(lowest to highest)

Neuberger Berman AMT Socially Responsive
Portfolio® - Class I
2007	33	$13.51	to	$15.35	494	-	1.30% to 1.40%	6.15% to 6.21%
2006	36	$12.72	to	$14.46	519	0.17%	1.30% to 1.40%	12.09% to 12.27%
2005	48	$11.33	to	$12.90	620	-	1.30% to 1.40%	4.42% to 5.39%
2004	53		$12.24		653	-	1.40%	11.78%
2003	64		$10.95		698	-	1.40%	32.57%

(a)	As investment Division had no investments until 2003, this data is not meaningful and is therefore not presented.

(b)	As investment Division had no investments until 2004, this data is not meaningful and is therefore not presented.

(c)	As investment Division had no investments until 2005, this data is not meaningful and is therefore not presented.

(d)	As investment Division had no investments until 2006, this data is not meaningful and is therefore not presented.

(e)	As investment Division had no investments until 2007, this data is not meaningful and is therefore not presented.

(f)	As prior contracts were replaced in 2006, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 4. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

FINANCIAL STATEMENTS — STATUTORY BASIS ReliaStar Life Insurance Company For the years ended December 31, 2007, 2006 and 2005 with Report of Independent Registered Public Accounting Firm

RELIASTAR LIFE INSURANCE COMPANY Financial Statements Statutory Basis

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements Statutory Basis

Balance Sheets Statutory Basis – as of December 31, 2007 and 2006	3
Statements of Operations Statutory Basis – for the years ended December 31, 2007,
2006 and 2005	5
Statements of Changes in Capital and Surplus Statutory Basis – for the years ended
December 31, 2007, 2006 and 2005	6
Statements of Cash Flows Statutory Basis – for the years ended December 31, 2007,
2006 and 2005	7
Notes to Financial Statements Statutory Basis	8

Report of Independent Registered Public Accounting Firm

Board of Directors and Stockholder ReliaStar Life Insurance Company

We have audited the accompanying statutory basis balance sheets of ReliaStar Life Insurance Company (the “Company,” an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc.), as of December 31, 2007 and 2006, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance (“Minnesota Division of Insurance”), which practices differ from United States generally accepted accounting principles. The variances between such practices and United States generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with United States generally accepted accounting principles, the financial position of ReliaStar Life Insurance Company at December 31, 2007 and 2006, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2007.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company at December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance.

/s/ Ernst & Young LLP

Atlanta, Georgia March 31, 2008

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2007	2006

	(In Thousands)
Admitted assets
Cash and invested assets:
Bonds	$ 13,636,553	$ 13,365,486
Preferred stocks	122,290	129,773
Common stocks	23,653	3,045
Subsidiaries	331,847	330,204
Mortgage loans	2,411,673	2,134,551
Real estate:
Properties occupied by the Company	84,694	87,007
Properties held for the production of income	6,899	8,348
Contract loans	683,218	674,130
Other invested assets	740,336	596,303
Cash and short term investments	185,882	341,241

Total cash and invested assets	18,227,045	17,670,088
Deferred and uncollected premiums, less loading (2007-$32,021; 2006-$23,190)	102,985	141,945
Accrued investment income	172,920	175,674
Reinsurance balances recoverable	205,999	186,164
Indebtedness from related parties	85,192	54,183
Net deferred tax asset	117,220	111,666
Separate account assets	3,432,705	3,688,327
Other assets	21,031	22,561

Total admitted assets	$ 22,365,097	$ 22,050,608

The accompanying notes are an integral part of these financial statements.

3

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2007	2006

	(In Thousands,
	except share amounts)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$ 12,611,754	$ 12,715,529
Accident and health reserves	1,217,125	1,234,942
Deposit type contracts	818,920	610,245
Policyholders’ funds	1,172	718
Dividends payable	14,565	14,186
Policy and contract claims	402,658	420,472

Total policy and contract liabilities	15,066,194	14,996,092

Interest maintenance reserve	-	6,818
Accounts payable and accrued expenses	159,423	161,300
Reinsurance balances	286,213	79,832
Current federal income taxes payable (including $9,008 and
($14,367) on realized capital gains (losses) at December 31,
2007 and 2006, respectively)	89,910	24,638
Indebtedness to related parties	53,174	13,844
Contingency reserve	44,083	58,487
Asset valuation reserve	160,815	135,266
Borrowed money	613,837	566,540
Net transfers to separate accounts	(157,002)	(177,076)
Other liabilities	289,813	174,703
Separate account liabilities	3,432,705	3,686,705

Total liabilities	20,039,165	19,727,149

Capital and surplus:
Common stock: authorized 25,000,000 shares of $1.25 par value;
2,000,000 shares issued and outstanding	2,500	2,500
Preferred capital stock	100	100
Surplus note	100,000	100,000
Paid-in and contributed surplus	1,767,125	1,672,125
Unassigned surplus	456,307	548,834
Preferred capital stock, held in treasury	(100)	(100)

Total capital and surplus	2,325,932	2,323,459

Total liabilities and capital and surplus	$ 22,365,097	$ 22,050,608

The accompanying notes are an integral part of these financial statements.

4

RELIASTAR LIFE INSURANCE COMPANY
Statements of Operations – Statutory Basis

	Year ended December 31
	2007	2006	2005

		(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$ 2,407,929	$ 3,038,520	$ 3,114,418
Considerations for supplementary contracts with life contingencies	2,022	1,765	2,400
Net investment income	950,685	946,258	932,511
Amortization of interest maintenance reserve	(598)	2,655	12,027
Commissions, expense allowances and reserve adjustments
on reinsurance ceded	578,167	100,541	61,228
Other revenue	156,636	168,885	161,776

Total premiums and other revenues	4,094,841	4,258,624	4,284,360
Benefits paid or provided:
Death benefits	943,659	1,039,020	900,400
Annuity benefits	110,050	114,877	120,306
Surrender benefits and withdrawals	1,847,038	2,209,109	1,926,257
Interest on policy or contract funds	28,364	9,920	19,507
Accident and health benefits	579,121	456,140	401,269
Other benefits	7,403	7,991	8,440
(Decrease) increase in life, annuity and accident and health reserves	(121,592)	(7,113)	355,324
Net transfers from separate accounts	(386,445)	(672,208)	(454,724)

Total benefits paid or provided	3,007,598	3,157,736	3,276,779
Insurance expenses and other deductions:
Commissions	392,398	310,088	309,210
General expenses	401,062	366,642	353,688
Insurance taxes, licenses and fees	51,412	47,773	48,873
Other (additions) deductions	(36,436)	127,813	1,092

Total insurance expenses and other deductions	808,436	852,316	712,863

Gain from operations before policyholder dividends, federal income
taxes and net realized capital gains (losses)	278,807	248,572	294,718

Dividends to policyholders	18,500	18,257	17,248

Gain from operations before federal income taxes
and net realized capital gains (losses)	260,307	230,315	277,470

Federal income tax expense	110,413	97,155	86,763

Gain from operations before net realized capital gains (losses)	149,894	133,160	190,707
Net realized capital gains (losses)	3,156	(3,660)	(8,193)

Net income	$ 153,050	$ 129,500	$ 182,514

The accompanying notes are an integral part of these financial statements.

5

RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Capital and Surplus—Statutory Basis

	Year ended December 31
	2007	2006	2005

		(In Thousands)
Common stock:
Balance at beginning and end of year	$ 2,500	$ 2,500	$ 2,500

Surplus note:
Balance at beginning and end of year	$ 100,000	$ 100,000	$ 100,000

Paid-in and contributed surplus:
Balance at beginning of year	$ 1,672,125	$ 1,472,125	$ 1,272,125
Capital contributions	95,000	200,000	200,000

Balance at end of year	$ 1,767,125	$ 1,672,125	$ 1,472,125

Unassigned surplus:
Balance at beginning of year	$ 548,834	$ 305,515	$ 163,867
Net income	153,050	129,500	182,514
Change in net unrealized capital gains (losses)	(175,577)	4,514	4,633
Change in nonadmitted assets	(71,572)	43,687	(48,593)
Change in liability for reinsurance in unauthorized companies	(6,733)	(2,022)	4,563
Change in asset valuation reserve	(25,549)	(4,483)	(3,557)
Change in reserve on account of change in valuation basis	-	-	717
Other changes in surplus in separate account statement	1,209	(1,128)	9,810
Change in net deferred income tax	47,184	11,857	(2,930)
Change in surplus as a result of reinsurance	30,049	104,730	-
Amortization of deferred gain on reinsurance transaction	(46,376)	(9,822)	(1,999)
Dividends to stockholder	-	(35,000)	-
Additional minimum pension liability	1,788	1,486	(3,510)

Balance at end of year	456,307	548,834	305,515

Total capital and surplus	$ 2,325,932	$ 2,323,459	$ 1,880,140

The accompanying notes are an integral part of these financial statements.

6

RELIASTAR LIFE INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2007	2006	2005

		(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received,
net of reinsurance paid	$ 2,003,357	$ 3,034,308	$ 3,091,025
Net investment income received	1,026,284	993,570	979,664
Commissions and expenses paid	(821,882)	(723,944)	(710,423)
Benefits paid	(3,557,172)	(3,818,615)	(3,360,175)
Net transfers from separate accounts	396,242	664,165	471,491
Dividends paid to policyholders	(18,121)	(16,626)	(17,274)
Federal income taxes paid	(54,150)	(92,015)	(42,765)
Miscellaneous income	1,168,680	233,289	219,007

Net cash provided by operations	143,238	274,132	630,550

Investment activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	7,865,334	6,340,198	10,686,980
Stocks	58,279	665	10,324
Mortgage loans	343,501	426,875	505,453
Real estate	2,601	-	705
Other invested assets	11,993,637	7,192,268	3,624,762
Net loss on cash and short term investments	2,652	(7,325)	(7,011)
Miscellaneous proceeds	84,663	53,124	10,662

Total investment proceeds	20,350,667	14,005,805	14,831,875

Cost of investments acquired:
Bonds	8,222,389	6,433,242	11,504,307
Stocks	34,701	2,781	11,496
Mortgage loans	620,696	346,337	492,190
Real estate	1,978	477	9,978
Other invested assets	12,231,320	7,497,473	3,591,866
Miscellaneous applications	48,657	27,447	24,345

Total cost of investments acquired	21,159,741	14,307,757	15,634,182

Net decrease in contract loans	9,088	9,878	574

Net cash used in investment activities	(818,162)	(311,830)	(802,881)

Financing and miscellaneous activities
Other cash provided (applied):
Capital and surplus paid-in	95,000	200,000	200,000
Borrowed money	46,069	(7,643)	(4,182)
Net deposits (withdrawals) on deposit type contracts	208,675	(31,896)	16,223
Dividends paid to stockholder	-	(35,000)	-
Other cash provided	169,821	71,247	(38,868)

Net cash provided by financing and miscellaneous activities	519,565	196,708	173,173

Net (decrease) increase in cash and short term investments	(155,359)	159,010	842
Cash and short term investments:
Beginning of year	341,241	182,231	181,389

End of year	$ 185,882	$ 341,241	$ 182,231

7

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements - Statutory Basis
December 31, 2007
(Dollar amounts in millions, unless otherwise stated)

1. Nature of Operations and Significant Accounting Policies

ReliaStar Life Insurance Company (the “Company”) is domiciled in Minnesota and is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion”), a Connecticut domiciled non-insurance holding company. Lion, in turn, is a wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”), a Delaware domiciled non-insurance holding company. The Company’s ultimate parent is ING Groep, N.V. (“ING”), a global financial services company based in the Netherlands.

The Company is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. The Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, Puerto Rico and Canada.

Basis of Presentation: The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance, which practices differ from United States generally accepted accounting principles (“GAAP”). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners (“NAIC”) rating; for GAAP, such fixed maturity investments are designated at purchase as held to maturity, trading or available for sale. Held to maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder’s equity for those designated as available for sale.

The Company invests in structured securities including mortgage backed securities/ collateralized mortgage obligations, asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. For these structured securities, management compares the undiscounted projected future cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value.

For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted projected future cash flows are less than current book value), an other than temporary impairment is considered to have occurred

8

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

and the asset is written down to the value of the undiscounted projected future cash flows. For GAAP, assets are re-evaluated based on the discounted projected future cash flows using a current market rate. Impairments are recognized when the fair value is less than book value and there has been an adverse change in projected future cash flows. When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

Statement of Statutory Accounting Principles (“SSAP”) No. 31, Derivative Instruments applies to derivative transactions entered into prior to January 1, 2003. The Company also follows the hedge accounting guidance in SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities for derivative transactions entered into or modified on or after January 1, 2003. Under SSAP 86, derivatives that are deemed effective hedges are accounted for in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholder’s equity rather than to income as required for fair value hedges.

Valuation Reserves: The asset valuation reserve (“AVR”) is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The net deferral or interest maintenance reserve (“IMR”) is reported as a component of other liabilities in the accompanying Balance Sheets.

9

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

Realized gains and losses on investments are reported in the Statements of Operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the Statements of Operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold. Realized losses due to impairment are recorded when there has been a decline in value deemed to be other than temporary, in which case the provision for such declines is charged to income.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus. Under GAAP, such allowances are included as a component of earnings.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners’ Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the

10

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Gains and losses generated in certain reinsurance transactions are deferred and amortized over the remaining life of the business for GAAP purposes. For statutory, losses are recognized immediately in income, with gains reported as a separate component of surplus.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally disallowed deferred federal income tax assets, disallowed interest maintenance reserves, non operating software, past due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC

Accounting Practices and Procedures Manual, are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the Balance Sheets.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated. Certain affiliated investments for which audited GAAP statements are not available or expected to be available are nonadmitted. Under GAAP, the accounts and operations of the Company’s subsidiaries are consolidated. All affiliated investments are included in the Consolidated Balance Sheets.

Employee Benefits: For purposes of calculating the Company’s postretirement benefit obligation, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death

11

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Policyholder Dividends: Policyholder dividends are recognized when declared. Under GAAP, dividends are recognized over the term of the related policies.

Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits, and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

Surplus Notes: Surplus notes are reported as a component of surplus. Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Minnesota Division of Insurance. Under GAAP, surplus notes are reported as liabilities and the related interest is reported as a charge to earnings over the term of the notes.

Statements of Cash Flows: Cash and short term investments in the Statements of Cash Flows represent cash balances and investments with initial maturities of one year or less. Other invested assets include cash loaned through the Company’s reciprocal loan program.

Reclassifications: Certain 2006 amounts in the Company’s statutory basis financial statements have been reclassified to conform to the 2007 financial statement presentation.

Participation Fund Account: On January 3, 1989, the Minnesota Division of Insurance approved a Plan of Conversion and Reorganization ("the Plan"), which provided, among other things, for the conversion of the Company from a combined stock and mutual life insurance company to a stock life insurance company.

The Plan provided for the establishment of a Participation Fund Account ("PFA") for the benefit of certain participating individual life insurance policies and annuities issued by the Company prior to the effective date of the Plan. Under the terms of the PFA, the insurance liabilities and assets (approximately $282.1 as of December 31, 2007) with respect to such policies are included in the Company's financial statements but are segregated in the accounting records of the Company to assure the continuation of policyholder dividend practices.

12

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

Reconciliation to GAAP: The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Investments: Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are principally stated at amortized cost using the effective interest method.

Single class and multi class mortgage backed/asset backed securities are valued at amortized cost using the effective interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher risk asset backed securities, which are valued using the prospective method. The Company has elected to use the book value as of January 1, 1994 as the cost for applying the retrospective method to securities purchased prior to that date where historical cash flows are not readily available.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC (“SVO”).

Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes.

The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which the market value has been less than cost, the financial condition and near term prospects of the issuer, future economic conditions and market forecasts. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred. The Company also considers the negative market impact of the interest rate changes, in addition to credit related items, when performing other than temporary impairment testing. As part of this testing, the Company determines whether or not it has the intent to sell investments. If a decision to sell has been made, an other than temporary impairment is considered to have occurred.

The Company uses derivatives such as interest rate swaps, caps and floors, forwards and options as part of its overall interest rate risk management strategy for certain life

13

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

insurance and annuity products. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as an unrealized gain or loss.

Credit default swaps and total return swaps are utilized to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. Replicated (synthetic) assets filed with the NAIC SVO result in both the derivative and cash instrument being carried at amortized cost. The replication practices are in accordance with SSAP No. 86. permissible investments using the derivative in conjunction with other investments.

Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreement without an exchange of the underlying principal amount.

Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are received as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

All effective derivatives are reported at amortized cost. S&P options are reported at fair value in conformity with the hedged item. The unrealized gains or losses from the S&P options are reported as unrealized gains or losses in surplus.

SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (“SSAP 97”), applies to the Company’s subsidiaries, controlled and affiliated entities (“SCA”). The Company’s insurance subsidiaries are reported at their underlying statutory basis net assets plus the admitted portion of goodwill, and the Company’s non-insurance subsidiaries are reported at the GAAP basis of their net assets. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses. SCA entities for which audited US GAAP statements are not available or expected to be available are nonadmitted.

14

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

Mortgage loans are reported at amortized cost, less writedown for impairments.

Contract loans are reported at unpaid principal balances.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost, and other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight line basis over the estimated useful lives of the properties.

For reverse repurchase agreements, Company policies require a minimum of 95% of the fair value of securities sold under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short term investments and the offsetting collateral liability is included in miscellaneous liabilities.

Reverse dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company’s policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

Short term investments are reported at amortized cost which approximates market value. Short term investments include investments with maturities of less than one year at the date of acquisition.

Partnership interests, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee.

Residual collateralized mortgage obligations, which are included in other invested assets on the Balance Sheet, are reported at amortized cost using the effective interest method.

Realized capital gains and losses are determined using the first in first out method.

Cash on hand includes cash equivalents. Cash equivalents are short term investments that are both readily convertible to cash and have an original maturity date of three months or less.

Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published

15

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.0% to 13.3% .

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Minnesota Division of Insurance, is $46.7 billion and $21.7 billion at December 31, 2007 and 2006, respectively. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $571.9 and $517.5 at December 31, 2007 and 2006, respectively. The Company anticipates investment income as a factor in the premium deficiency calculation in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as

16

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

Electronic Data Processing Equipment: Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of such assets is calculated on a straight line basis over the estimated useful life of the asset.

Participating Insurance: Participating business approximates less than 1% of the Company’s ordinary life insurance in force and 1.5% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends expense of $18.5, $18.3 and $17.2 was incurred in 2007, 2006 and 2005, respectively.

Benefit Plans: The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plans. The Company also provides a contributory retirement plan for substantially all employees.

Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2007	2006

	(In Thousands)
Subsidiaries	$ -	$ 1,061
Deferred and uncollected premium	9,960	5,761
Net deferred tax asset	259,262	206,439
Electronic data processing equipment and software	21,892	28,567
Furniture and equipment	1,184	1,955
Health care and other amounts receivable	10,552	1,949
Aggregate write-ins for other than invested assets	-	11,109
Other	38,577	13,014

Total nonadmitted assets	$ 341,427	$ 269,855

Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2007. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2007.

Guaranteed Benefits: For the Guaranteed Minimum Death Benefit (“GMDB”), Actuarial Guideline 34 (“AG34”) is followed. All the methodology and assumptions (mortality

17

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

and interest) are contained in the guideline. AG34 interprets the standards for applying CARVM to GMDBs in variable annuity contracts where GMDBs are integrated with other benefits such as surrenders and annuitizations. This guideline requires that GMDBs be projected assuming an immediate drop in the value of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return. The immediate drops and assumed returns used in the projections are provided in AG34 and vary by five asset classes in order to reflect the risk/return differential inherent in each class. Contract specific asset based charges are deducted to obtain the net assumed returns. This guideline interprets mortality standards to be applied to projected GMDBs in the reserve calculation. In addition, this guideline clarifies standards for reinsurance transactions involving GMDBs with integrated benefit streams modified to reflect both the payment of future reinsurance premiums and the recovery of future reinsured death benefits.

Cash Flow Information: Cash and short term investments include cash on hand, demand deposits and short term fixed maturity instruments with a maturity of less than one year at date of acquisition. Other invested assets include cash loaned through the Company’s reciprocal loan program.

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company.

Certain other separate accounts relate to experience rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one year only, where the guaranteed interest rate is reestablished each year based on the investment experience of the separate account. In no event can the interest rate be less than zero. The assets and liabilities of these separate accounts are carried at book value.

Reserves related to the Company’s mortality risk associated with these policies are included in life and annuity reserves. These reserves include reserves for guaranteed minimum death benefits (before reinsurance) that totaled $15.4 and $14.5 at December 31, 2007 and 2006, respectively. The operations of the separate accounts are not included in the accompanying financial statements.

Reclassifications: Certain amounts in the Company’s statutory basis financial statements have been reclassified to conform to the 2007 financial statement presentation.

18

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements - Statutory Basis
December 31, 2007
(Dollar amounts in millions, unless otherwise stated)

2. Permitted Statutory Basis Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Minnesota Division of Insurance. The Minnesota Division of Insurance recognizes only statutory accounting practices prescribed or permitted by the State of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Minnesota. The Minnesota Commissioner of Commerce has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Minnesota Division of Insurance. As of December 31, 2007, 2006, and 2005, the Company had no such permitted accounting practices.

19

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

3. Investments

The cost or amortized cost and fair value of bonds and equity securities are as follows:

	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

	(In Thousands)
At December 31, 2007:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$ 41,650	$ 1,340	$ -	$ 42,990
States, municipalities, and political
subdivisions	47,608	177	2,696	45,089
Foreign other (par value - $2,060,204)	2,045,975	28,099	55,425	2,018,649
Foreign government (par value - $113,714)	111,463	18,690	49	130,104
Public utilities securities	171,784	4,622	961	175,445
Corporate securities	5,074,558	72,180	110,963	5,035,775
Residential backed securities	3,361,128	116,402	80,825	3,396,705
Commercial mortgage backed
securities	1,790,470	6,636	46,516	1,750,590
Other asset backed securities	992,762	3,202	36,680	959,284

Total fixed maturities	13,637,398	251,348	334,115	13,554,631

Preferred stocks	122,290	3,301	9,198	116,393

Common stocks	22,190	1,739	275	23,654

Total equity securities	144,480	5,040	9,473	140,047

Total	$ 13,781,878	$ 256,388	$ 343,588	$ 13,694,678

At December 31, 2006:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$ 523,735	$ 7,516	$ 5,215	$ 526,036
States, municipalities, and political
subdivisions	32,876	1,213	118	33,971
Foreign other (par value - $1,756,709)	1,765,734	17,152	41,055	1,741,831
Foreign government (par value - $113,124)	107,527	9,753	1,395	115,885
Public utilities securities	283,270	6,703	2,887	287,086
Corporate securities	4,839,353	79,163	67,055	4,851,461
Residential backed securities	3,037,401	28,401	81,355	2,984,447
Commercial mortgage backed
securities	1,787,890	8,704	21,960	1,774,634
Other asset backed securities	987,760	3,944	8,405	983,299

Total fixed maturities	13,365,546	162,549	229,445	13,298,650

Preferred stocks	129,773	2,555	2,618	129,710
Common stocks	3,043	2	-	3,045

Total equity securities	132,816	2,557	2,618	132,755

Total	$ 13,498,362	$ 165,106	$ 232,063	$ 13,431,405

20

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

Reconciliation of bonds from amortized cost to carrying value is as follows:

	December 31
	2007	2006

	(In Thousands)
Amortized cost	$ 13,637,398	$ 13,365,546
Adjustment for below investment grade bonds	(845)	(60)

Carrying value	$ 13,636,553	$ 13,365,486

The aggregate market value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

More than 6
	Less than	months and less	More than
	6 months	than 12 months	12 months
	below cost	below cost	below cost	Total

(In Thousands)
At December 31, 2007:
Fair value	$ 2,174,943	$ 2,415,260	$ 3,630,322	$ 8,220,525
Unrealized loss	56,107	145,135	132,873	334,115

At December 31, 2006:
Fair value	$ 2,204,386	$ 479,450	$ 5,589,534	$ 8,273,369
Unrealized loss	24,001	9,157	196,287	229,445

The amortized cost and fair value of investments in bonds at December 31, 2007, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value

	(In Thousands)
Maturity:
Due in 1 year or less	$ 295,458	$ 296,545
Due after 1 year through 5 years	2,220,838	2,242,598
Due after 5 years through 10 years	2,730,573	2,700,098
Due after 10 years	2,246,169	2,208,811

	7,493,038	7,448,052
Residential backed securities	3,361,128	3,396,705
Commercial mortgage backed securities	1,790,470	1,750,590
Other asset backed securities	992,762	959,284

Total	$ 13,637,398	$ 13,554,631

At December 31, 2007 and 2006, investments in certificates of deposit and bonds with an admitted asset value of $181.9 and $292.4, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

21

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

The Company had loaned securities, which are reflected as invested assets on the balance sheets, with a market value of approximately $158.4 and $398.6 at December 31, 2007 and 2006, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $4.5 billion, $3.2 billion and $5.8 billion in 2007, 2006 and 2005, respectively. Gross gains of $44.4, $31.3, and $64.9 and gross losses of $53.2, $51.5, and $85.9 during 2007, 2006 and 2005, respectively, were realized on those sales. A portion of the gains and losses realized in 2007, 2006, and 2005 has been deferred to future periods in the IMR.

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows:

	December 31
	2007	2006	2005

		(In Thousands)
Realized capital losses	$ (3,444)	$ (52,309)	$ (12,910)
Amount transferred to IMR (net of related taxes
of $(8,404) in 2007, $(18,459) in 2006
and $(3,362) in 2005	15,608	34,282	6,244
Federal income tax (expense) benefit	(9,008)	14,367	(1,527)

Net realized capital gains (losses)	$ 3,156	$ (3,660)	$ (8,193)

Realized capital gains (losses) include losses of $27.9, $31.2, and $23.0 related to securities that have experienced an other-than-temporary decline in value in 2007, 2006, and 2005, respectively.

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2007	2006	2005

	(In Thousands)
Income:
Subsidiaries	$ 22,049	$ 27,600	$ 21,765
Equity securities	9,451	5,731	3,427
Bonds	800,012	761,657	755,918
Mortgage loans	142,591	145,321	163,291
Derivatives	(5,329)	11,966	(3,379)
Contract loans	40,440	39,193	49,506
Real estate	20,422	22,834	22,747
Other	34,896	45,890	21,350

Total investment income	1,064,532	1,060,192	1,034,625
Investment expenses	(113,847)	(113,934)	(102,114)

Net investment income	$ 950,685	$ 946,258	$ 932,511

22

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

The Company entered into reverse dollar repurchase transactions to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchases are accounted for as short term collateralized financing and the repurchase obligation is reported in borrowed money on the Balance Sheets. The repurchase obligation totaled $208.8 and $188.8 at December 31, 2007 and 2006, respectively. The securities underlying these agreements are mortgage backed securities with a book value of $213.8 and $193.0 and fair value of $210.2 and $187.1 at December 31, 2007 and 2006, respectively. The securities had a weighted average coupon rate of 5.5% with various maturity dates ending in December 2037. The primary risk associated with short term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short term investments, which was not material at December 31, 2007. The Company believes that the counterparties to the reverse dollar repurchase agreements are financially responsible and that counterparty risk is minimal.

The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same security in the near term. The proceeds are invested in new securities of intermediate durations. As of December 31, 2007 and 2006, the amount outstanding on these agreements was $402.1 and $376.0, respectively, and was included in borrowed money on the balance sheets. The securities underlying these agreements are mortgage backed securities with a book value of $422.8 and $377.5 and fair value of $424.0 and $375.8 at December 31, 2007 and 2006, respectively. The securities have a weighted average coupon rate of 5.4% with various maturity dates ending in February 2043.

The maximum and minimum lending rates for long term mortgage loans during 2007 were 7.0% and 3.9% . Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 73.8% on commercial properties. The Company held $0.0 and $1.1 in mortgages with interest more than 180 days overdue at December 31, 2007 and 2006, respectively. Minimal interest was past due as of December 31, 2007 and 2006.

The average recorded investment in impaired loans was $0.6 and $1.9 at December 31, 2007 and 2006, respectively. Interest income recognized during the period the loans were impaired was $0.5, $0.8, and $0.6 and interest income recognized on a cash basis was $0.5, $0.9, and $0.5 for 2007, 2006 and 2005, respectively.

23

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

The Company had impaired loans without an allowance for credit losses of $1.2 and $7.4 as of December 31, 2007 and 2006, respectively.

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s return on the investment portfolio or to manage interest rate risk. The table below summarizes the number of transactions, book value, and gain/loss of the Company’s financial instruments with securities sold and reacquired within 30 days of the sale date:

				Cost of
				Securities
	NAIC	Number of	Book Value	Repurchased	Gain/(Loss)
	Rating	Transactions	(in thousands)	(in thousands)	(in thousands)

2007		0	$ -	$ -	$ -

2006	3	6	575	572	-

2005	3	14	1,430	1,557	115
	4	4	780	796	12

		18	$ 2,210	$ 2,353	$ 127

There were no encumbrances on real estate at December 31, 2007 and 2006, respectively.

Credit markets have recently become more turbulent amid concerns about subprime mortgages and collateralized debt obligations (“CDOs”). This in turn has resulted in a general widening of credit spreads, reduced price transparency, reduced liquidity, increased rating agency downgrades and increased volatility across all markets. The Company manages its risk exposure to subprime mortgages and CDOs by attempting to identify over-credit enhanced transactions that can withstand stronger multiples of loss coverage than anticipated by the agencies, utilizing collateral and structural analysis to project deal performance. The Company updates its views monthly for deviations (positive or negative) from expected performance and takes action as necessary and appropriate. For these reasons (initial security selection efforts and ongoing surveillance), The Company believes its portfolios are well positioned to perform from an expected loss standpoint.

To date, this market disruption has had a limited impact on the Company. As of December 31, 2007, the fair value of the Company’s subprime exposure was $295.8, representing 1.6% of total investments and the fair value of its Alt-A exposure was $945.8, representing 5.2% of total investments. Alt-A Loans are residential mortgage loans to customers who have strong credit profiles but lack some elements such as documentation to substantiate income. Subprime lending is the origination of loans to customers with weaker credit profiles. The Company does not originate or purchase subprime or Alt-A whole loan mortgages. As of December 31, 2007, the Company’s exposure to subprime mortgages was primarily in the form of asset backed securities (“ABS”) collateralized by subprime residential mortgages (“ABS Home Equity”) and

24

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

CDO positions backed by ABS Home Equity; and its exposure to Alt-A mortgages, which was concentrated in residential mortgage backed securities (“RMBS”). The following summarizes the Company’s ABS Home Equity exposure to subprime and Alt-A mortgages as of December 31, 2007.

The actual cost, book adjusted carrying value, and fair value of ABS Home Equity securities at December 31, 2007 was $322.4, $322.5 and $295.8, respectively. Gross unrealized losses related to these ABS Home Equity securities for the year ended December 31, 2007 was $27.2. Other-than-temporary impairments recognized on ABS Home Equity securities was $5.9 for the year ended December 31, 2007. The actual cost, book adjusted carrying value, and fair value of the Alt-A portfolio at December 31, 2007 was $960.8, $957.0 and $945.8, respectively. Gross unrealized losses related to the Alt-A portfolio for the year ended December 31, 2007 was $35.2. Other-than-temporary impairments recognized on the Alt-A portfolio was $279.8 for the year ended December 31, 2007.

4. Derivative Financial Instruments Held for Purposes Other than Trading

The Company utilizes derivatives such as options, futures, caps, floors, forwards and interest rate swaps to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows which the Company has acquired or incurred. Hedge accounting practices are followed in accordance with requirements set forth in SSAP No. 86 for those derivatives that are deemed highly effective. The Company also enters into credit default swaps and total return swaps to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. Replicated (synthetic) assets filed with the NAIC SVO result in both the derivative and cash instrument being carried at amortized cost. The replication practices are in accordance with SSAP No. 86.

The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount.

Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreement without an exchange of the underlying principal amount.

Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

25

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

Derivatives that are designated as being in an effective hedging relationship are reported in a manner that is consistent with the hedged asset or liability. All effective derivatives are reported at amortized cost. Effective S&P options are reported at fair value in uniformity with the hedged item. The unrealized gains or losses from the S&P options are reported as unrealized gain or loss in surplus.

Premiums paid for the purchase of interest rate contracts are included in other invested assets on the balance sheet and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

Amounts paid or received, if any, from such contracts are included in interest expense or income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets. Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

Derivatives that are designated as being in an effective hedging relationship are reported in a manner that is consistent with the hedged asset or liability. Derivative contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives not designated in effective hedging relationships are recorded as unrealized gains and losses in surplus.

The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

26

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

The table below summarizes the Company’s derivative contracts included in other invested assets at December 31, 2007 and 2006:

	Notional	Carrying	Fair
	Amount	Value	Value

(In Thousands)
December 31, 2007
Derivative contracts:
Swaps	$ 5,563,365	$ (86,584)	$ (156,548)
Options owned	402,043	1,929	1,929

Total derivatives	$ 5,965,408	$ (84,655)	$ (154,619)

December 31, 2006
Derivative contracts:
Swaps	$ 4,036,458	$ (1,176)	$ (5,705)
Options owned	52,433	3,419	3,419

Total derivatives	$ 4,088,891	$ 2,243	$ (2,286)

5. Concentrations of Credit Risk

The Company held below investment grade corporate bonds with an aggregate book value of $802.9 and $451.7 and an aggregate market value of $798.6 and $459.4 at December 31, 2007 and 2006, respectively. Those holdings amounted to 5.9% of the Company’s investments in bonds and 4.2% of total admitted assets at December 31, 2007. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds of $241.7 and $326.0 with an aggregate NAIC market value of $252.8 and $333.4 at December 31, 2007 and 2006, respectively. The carrying value of these holdings amounted to 1.8% of the Company’s investment in bonds and 1.3% of the Company’s total admitted assets at December 31, 2007.

At December 31, 2007, the Company’s commercial mortgages involved a concentration of properties located in California (27.5%) and Texas (8.6%) . The remaining commercial mortgages relate to properties located in 41 other states. The portfolio is well diversified, covering many different types of income producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $75.0.

6. Annuity Reserves

At December 31, 2007 and 2006, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary

27

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent

	(In Thousands)
December 31, 2007
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 214,697	1.9%
At book value less surrender charge	1,168,046	10.6
At fair value	1,693,450	15.3

Subtotal	3,076,193	27.8
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	6,936,965	62.7
Not subject to discretionary withdrawal	1,042,988	9.5

Total annuity reserves and deposit fund liabilities
before reinsurance	11,056,146	100.0%

Less reinsurance ceded	10,892

Net annuity reserves and deposit fund liabilities	$ 11,045,254

December 31, 2006
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 271,325	2.4%
At book value less surrender charge	1,225,832	10.8
At fair value	2,000,906	17.6

Subtotal	3,498,063	30.8
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	7,025,008	61.9
Not subject to discretionary withdrawal	819,298	7.3

Total annuity reserves and deposit fund liabilities
before reinsurance	11,342,369	100.0%

Less reinsurance ceded	11,869

Net annuity reserves and deposit fund liabilities	$ 11,330,500

Of the total net annuity reserves and deposit fund liabilities of $11.0 billion at December 31, 2007, $9.2 billion is included in the general account, and $1.8 billion is included in the separate account. Of the total net annuity reserves and deposit fund liabilities of $11.3 billion at December 31, 2006, $9.2 billion is included in the general account, and $2.1 billion is included in the separate account.

7. Employee Benefit Plans

Defined Benefit Plan: ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees.

28

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

The Retirement Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $7.8, $9.1 and $7.6 for 2007, 2006 and 2005, respectively. ING North America is responsible for all Retirement Plan liabilities.

Defined Contribution Plans: ING North America sponsors the ING Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pretax basis. ING North America matches such pretax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4 year graded vesting schedule (although certain specified participants are subject to a 5 year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Amounts allocated to the Company for the Savings Plan were $7.0, $7.0 and $6.3 for 2007, 2006 and 2005, respectively.

Other Benefit Plans: In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a nonqualified defined benefit pension plan, and a nonqualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

29

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007

(Dollar amounts in millions, unless otherwise stated)

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans are as follows:

		Pension Benefits			Other Benefits
	2007	2006	2005	2007	2006	2005

				(In Thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$ 33,751	$ 35,085	$ 31,971	$ 24,627	$ 23,441	$ 16,376
Service cost	-	-	-	750	1,345	2,369
Interest cost	1,907	1,853	1,840	1,392	1,249	1,229
Contribution by plan participants	-	-	-	1,583	1,322	1,580
Actuarial (gain) loss	(1,252)	(313)	3,937	(2,532)	407	5,480
Benefits paid	(2,909)	(2,874)	(2,663)	(3,718)	(3,137)	(3,593)

Benefit obligation at end of year	$ 31,497	$ 33,751	$ 35,085	$ 22,102	$ 24,627	$ 23,441

Change in plan assets
Fair value of plan assets at beginning of year	$ -	$ -	$ -	$ -	$ -	$ -
Employer contributions	2,909	2,874	2,663	2,134	1,815	2,013
Plan participants' contributions	-	-	-	1,584	1,322	1,580
Benefits paid	(2,909)	(2,874)	(2,663)	(3,718)	(3,137)	(3,593)

Fair value of plan assets at end of year	$ -	$ -	$ -	$ -	$ -	$ -

Funded status	$ (31,497)	$ (33,751)	$ (35,085)	$ (22,102)	$ (24,627)	$ (23,441)
Unamortized prior service credit	(21)	(26)	(30)	(2,378)	(2,310)	(2,242)
Unrecognized net (loss) gains	9,587	11,373	12,936	1,291	3,959	3,674
Remaining net obligation	14,856	16,049	17,195	-	-	-

Total funded status	$ (7,075)	$ (6,355)	$ (4,984)	$ (23,189)	$ (22,978)	$ (22,009)

Amounts recognized in the balance sheets
consist of:
Accrued benefit cost	$ (31,490)	$ (33,751)	$ (35,010)	$ (23,189)	$ (22,978)	$ (22,009)
Intangible assets	14,856	16,049	17,195	-	-	-
Unassigned surplus - minimum
pension liability	9,559	11,347	12,831	-	-	-

Net amount recognized	$ (7,075)	$ (6,355)	$ (4,984)	$ (23,189)	$ (22,978)	$ (22,009)

Component of net periodic benefit cost
Service cost	$ -	$ -	$ -	$ 750	$ 1,344	$ 2,369
Interest cost	1,907	1,852	1,840	1,392	1,249	1,229
Amount of unrecognized gains (losses)	580	712	367	137	122	101
Amount of prior service cost recognized	(5)	(5)	(5)	67	68	68
Amortization of unrecognized transition
obligation ot transition asset	1,146	1,146	1,146	-	-	-

Total net periodic benefit cost	$ 3,628	$ 3,705	$ 3,348	$ 2,346	$ 2,783	$ 3,767

Benefit obligation for nonvested employees	$ -	$ -	$ -	$ 1,431	$ 2,529	$ 3,300

Accumulated benefit obligation
for vested participants	$ 31,490	$ 33,751	$ 35,013	$ 21,775	$ 23,104	$ 21,701

30

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

Assumptions used in determining the accounting for the defined benefit plans and other benefit plan as of December 31, 2007, 2006 and 2005 were as follows:

	2007	2006	2005

Weighted average discount rate	6.5%	5.9%	5.5%
Rate of increase in compensation level	4.2%	4.0%	4.0%

The annual assumed rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) for the medical plan is 9.0%, decreasing gradually to 6.5% over five years. Increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2007 by $0.5. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2007 by $0.4.

The Company expects to pay the following benefits:

Year ending
December 31,	Benefits

(In Thousands)
2008	$ 5,221
2009	5,394
2010	5,598
2011	5,716
2012	5,618
Thereafter	25,158

The measurement date used for postretirement benefits is December 31, 2007.

On December 8, 2003, the Medicare Prescription Drug Impairment and Modernization Act of 2003 (the “Act”) was signed into law. The Act introduced a prescription drug benefit under Medicare, as well as a federal subsidiary to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare. The 2008 expected benefit reduction in the net postretirement benefit cost for the subsidy related to benefits attributed to former employees is less than $0.3. There is no effect of the subsidy on the measurement of net periodic postretirement benefit cost for the current period.

The Company does not expect to contribute to any plans during 2008.

8. Separate Accounts

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues

31

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

The general nature and characteristics of the separate accounts business follows:

	Non-Indexed	Non-
	Guarantee	Guaranteed
	Less than/	Separate
	equal to 4%	Accounts	Total

(In Thousands)
December 31, 2007
Premium, consideration or deposits for the year	-	328,909	328,909

Reserves for separate accounts with assets at:
Fair value	$ 143,134	$ 3,132,555	$ 3,275,689
Amortized cost	-	-	-

Total reserves	$ 143,134	$ 3,132,555	$ 3,275,689

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$ 143,134	$ -	$ 143,134
At market value	-	3,132,045	3,132,045

Subtotal	143,134	3,132,045	3,275,179
Not subject to discretionary withdrawal	-	510	510

Total separate account liabilities	$ 143,134	$ 3,132,555	$ 3,275,689

December 31, 2006
Premium, consideration or deposits for the year	$ -	$ 376,794	$ 376,794

Reserves for separate accounts with assets at:
Fair value	$ 154,164	$ 3,355,444	$ 3,509,608
Amortized cost	-	-	-

Total reserves	$ 154,164	$ 3,355,444	$ 3,509,608

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$ 154,164	$ -	$ 154,164
At market value	-	3,345,283	3,345,283

Subtotal	154,164	3,345,283	3,499,447
Not subject to discretionary withdrawal	-	10,161	10,161

Total separate account liabilities	$ 154,164	$ 3,355,444	$ 3,509,608

32

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2007	2006	2005

		(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$ 328,909	$ 376,794	$ 459,459
Transfers from separate accounts	(715,354)	(1,049,002)	(914,183)

Transfers as reported in the statements of operations	$ (386,445)	$ (672,208)	$ (454,724)

The separate account liabilities subject to minimum guaranteed benefits, the gross amount of reserve and the reinsurance reserve credit related to minimum guarantees, by type, at December 31, 2007 and 2006 were as follows:

Guaranteed Minimum
Death Benefit (GMDB)

(In Thousands)
December 31, 2007
	Separate Account Liability	$ 407,422
	Gross amount of reserve	562
	Reinsurance reserve credit	-

December 31, 2006
	Separate Account Liability	$ 1,512,402
	Gross amount of reserve	5,111
	Reinsurance reserve credit	-

9.	Federal Income Taxes

The Company files a consolidated federal income tax return with its parent ING AIH, a Delaware corporation, and other U.S. affiliates. The Company has a written tax sharing agreement that provides that each member of the consolidated return shall reimburse ING AIH for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate. A list of all affiliated companies that participate in the filing of this consolidated federal income tax return has been provided to the Department of Insurance.

33

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2007	2006	2005

		(In Thousands)
Federal tax expense on operations	$ 110,413	$ 97,155	$ 86,763
Federal tax expense (benefit) on capital gains (losses)	9,008	(14,367)	1,527

Total current tax expense incurred	$ 119,421	$ 82,788	$ 88,290

The main components of deferred tax assets and deferred tax liabilities are as follows:

	December 31
	2007	2006

	(In Thousands)
Deferred tax assets resulting from book/tax differences in:
Deferred acquisition costs	$ 124,648	$ 126,938
Insurance reserves	180,919	157,965
Investments	15,305	18,807
Compensation and benefits	40,150	39,122
Nonadmitted assets and other surplus items	28,863	17,937
Litigation accruals	15,262	20,470
Costs of collection and loading	10,490	7,601
Other	58,101	31,641

Total deferred tax assets	473,738	420,481
Deferred tax assets nonadmitted	(259,262)	(206,439)

Admitted deferred tax assets	214,476	214,042

Deferred tax liabilities resulting from book/tax differences in:
Investments	9,260	8,501
Deferred and uncollected premium	61,127	56,290
Depreciable assets	18,145	18,099
Unrealized gain on common stocks	5,418	16,610
Insurance reserves	3,306	2,876

Total deferred tax liabilities	97,256	102,376

Net admitted deferred tax asset	$ 117,220	$ 111,666

34

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

The change in net deferred income taxes is comprised of the following:

	December 31
	2007	2006	Change

		(In Thousands)
Total deferred tax assets	$ 473,738	$ 420,481	53,257
Total deferred tax liabilities	97,256	102,376	(5,120)

Net deferred tax asset	$ 376,482	$ 318,105	$ 58,377

Remove current year change in unrealized gains			(11,193)

Change in net deferred income tax			47,184
Remove other items in surplus:
Additional minimum pension liability			626
Current year change in nonadmitted assets			(10,926)
Other			(403)

Change in deferred taxes			$ 36,481

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes for the following reasons:

	Year Ended December 31
	2007	2006	2005

		(In Thousands)
Ordinary income	$ 260,307	$ 230,315	$ 277,470
Capital gains (losses) net of IMR, net of taxes	12,164	(18,027)	(6,666)

Total pretax book income	$ 272,471	$ 212,288	$ 270,804

Provision computed at statutory rate	95,365	74,301	94,781
Dividends received deduction	(12,804)	(19,020)	(1,631)
Interest maintenance reserve	(5,253)	(12,928)	(6,395)
Reinsurance	(5,715)	38,419	894
Other	11,347	(873)	3,396

Total	$ 82,940	$ 79,899	$ 91,045

Federal income taxes incurred	$ 119,421	$ 82,788	$ 88,290
Change in net deferred income taxes	(36,481)	(2,889)	2,755

Total statutory income taxes	$ 82,940	$ 79,899	$ 91,045

The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $0, $0 and $69.5 from 2007, 2006 and 2005, respectively.

Under the intercompany tax sharing agreement, the Company has a payable to ING AIH of $89.9 and $24.6 for federal income taxes as of December 31, 2007 and 2006, respectively.

35

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

The Company’s transferable state tax credit assets are as follows:

Unused credit
Method of estimating utilization of	State	Carrying value at	remaining at
remaining transferrable state tax credit		December 31, 2007	December 31, 2007

(in thousands)
Estimated credit based on investment in
Low Income Housing investment	GA	$ 1,336	$ 2,657

Total State Tax Credits		$ 1,336	$ 2,657

A reconciliation of the change in the unrecognized income tax benefits for the years is as follows:

Amount

Balance at January 1, 2007	$ 42.3
Additions for tax positions related to current year	2.6
Additions for tax positions related to prior years	8.9

Balance at December 31, 2007	$ 53.8

The Company had $53.8 of unrecognized tax benefits as of December 31, 2007 that would affect the Company’s effective tax rate if recognized.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current federal and foreign income taxes and Federal and foreign income tax incurred on the Balance Sheets and Statements of Operations, respectively. The Company had accrued interest of $8.4 as of December 31, 2007.

The Company is under audit by the Internal Revenue Service (“IRS”) for tax years 2002 through 2005. It is anticipated that the IRS audit of tax years 2002 and 2003 will be finalized within the next twelve months. Upon finalization of the IRS exam, it is reasonably possible that the unrecognized tax benefits will decrease by up to $16.1. The timing of the payment of the remaining allowance of $37.7 can not be reliably estimated.

Under prior law, the Company was allowed to defer from taxation a portion of income. Deferred income of $32.6 was accumulated in the Policyholders’ Surplus Account and would only become taxable under certain conditions, which management believed to be remote. In 2004, Congress passed the American Jobs Creation Act of 2004 allowing certain tax-free distributions from the Policyholders’ Surplus Account during 2005 and 2006. During 2006, the Company made a dividend distribution of $35.0 which eliminated the $32.6 balance in the Policyholders Surplus Account and, therefore, eliminated any potential tax on the accumulated balance.

36

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated) 10. Investment in and Advances to Subsidiaries

The Company has four wholly owned insurance subsidiaries at December 31, 2007, ReliaStar Life Insurance Company of New York (“RNY”), ING Re (UK) Limited, Whisperingwind I, LLC (“WWI”), and Whisperingwind II, LLC (“WWII”).

Amounts invested in and advanced to the Company’s subsidiaries are summarized as follows:

	December 31
	2007	2006

	(In Thousands)
Common stock (cost - $362,112 in 2007 and $208,413 in 2006)	$ 331,847	$ 330,204

Summarized financial information as of and for the year ended December 31 for these subsidiaries is as follows:

		December 31
	2007	2006	2005

		(In Thousands)
Revenues	$ 1,268,542	$ 590,335	$ 524,362
Income before net realized gains on investments	(399,930)	18,991	38,186
Net (loss) income	(404,896)	18,180	37,755
Admitted assets	4,021,681	3,055,769	2,815,419
Liabilities	3,521,871	2,725,565	2,529,249

The Company received cash dividends from RNY of $18.7, $27.6 and $20.8 during the years ended December 31, 2007, 2006 and 2005, respectively. The Company received cash dividends from NWNL Benefits Corporation of $1.1, $0 and $0 during the years ended December 31, 2007, 2006 and 2005, respectively.

On October 27, 2006, the Company created a South Carolina domiciled, wholly owned subsidiary, WWI, as a limited liability company. WWI received its licensure as a special purpose financial captive insurance company (“SPFC”) from the Director of the South Carolina Department of Insurance on May 29, 2007. After receiving all required and customary regulatory approvals, WWI commenced doing business as an SPFC on May 29, 2007. The Company’s adjusted carrying value of WWI is $0 as of December 31, 2007. The Company contributed capital to WWI of $63.7, $7.4 and $0 during the years ended December 31, 2007, 2006 and 2005. During 2007, the Company ceded premium and ceded reserves to WWI of $44.8 and $155.3, respectively. The amount of insurance in force ceded to WWI was $30.7 billion at December 31, 2007.

On October 27, 2006, the Company created a South Carolina domiciled, wholly owned subsidiary, WWII, as a limited liability company. WWII received its licensure as a SPFC from the Director of the South Carolina Department of Insurance on October 26, 2007. After receiving all required and customary regulatory approvals, WWII commenced

37

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

doing business as an SPFC on November 1, 2007. The Company’s adjusted carrying value of WWII is $0 as of December 31, 2007. The Company contributed capital to WWII of $82.1, $3.7 and $0 during the years ended December 31, 2007, 2006 and 2005. During 2007, the Company ceded premium and ceded reserves to WWII of $573.3 and $611.5, respectively. The amount of insurance inforce ceded to WWII was $475.9 at December 31, 2007.

Effective January 15, 2007, the Company entered into a Stock Purchase Agreement with Superior Vision Services, Inc. (“SVS”), a Delaware corporation, and Bolle, Inc., a Delaware corporation, pursuant to which SVS purchased all of the Company’s rights, title and interest in all the shares of SVS owned by the Company for a cash purchase price of $33.8. The transaction closed on January 26, 2007. The Company recognized a gain of $30.7 from the transaction.

11. Reinsurance

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

Assumed premiums amounted to $733.1, $675.1 and $566.5 for 2007, 2006 and 2005, respectively.

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

		December 31
	2007	2006	2005

		(In Thousands)
Premiums	$ 1,132,722	$ 398,621	$ 393,117
Benefits paid or provided	910,420	379,191	395,382
Policy and contract liabilities at year end	2,867,408	2,404,221	2,131,021

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.

38

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

12. Capital and Surplus

Under Minnesota insurance regulations, the Company is required to maintain a minimum total capital and surplus of $2.0. Additionally, the amount of dividends which can be paid by the Company to its shareholder without prior approval of the Minnesota Division of Insurance is limited to the greater of the net gain from operations excluding realized capital gains or 10% of surplus at December 31 of the preceding year.

Lion loaned $100.0 to the Company under a surplus note dated December 1, 2001. The surplus note provides, subject to the regulatory constraints discussed below, that (1) it is a surplus note which will mature on September 15, 2021, with principal due at maturity, but payable without penalty, in whole or in part before maturity; (2) interest is payable at a variable rate based upon an annualized yield rate for U.S. Treasury Bonds payable semi annually; and (3) in the event that the Company is in default in the payment of any required interest or principal, the Company cannot pay cash dividends on its capital stock (all of which is owned directly by Lion). The surplus note further provides that there may be no payment of interest or principal without the express approval of the Minnesota Department of Commerce. For the year ended December 31, 2007, 2006 and 2005, interest paid totaled $4.7, $4.7 and $4.6, respectively. There is no accrued interest for the years ended December 31, 2007 and 2006.

The Company received capital contributions from Lion of $95.0 and $200.0 during 2007 and 2006, respectively.

Life and health insurance companies are subject to certain Risk Based Capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2007, the Company meets the RBC requirements.

13. Fair Values of Financial Instruments

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest

39

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The carrying amounts and fair values of the Company’s financial instruments are summarized as follows:

		December 31
	2007		2006

	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

		(In Thousands)
Assets:
Bonds	$ 13,636,553	$ 13,554,631	$ 13,365,486	$ 13,298,650
Preferred stocks	122,290	116,393	129,773	129,710
Unaffiliated common stocks	23,653	23,653	3,045	3,045
Mortgage loans	2,411,673	2,449,158	2,134,551	2,135,988
Contract loans	683,218	683,218	674,130	674,130
Derivative securities	(84,655)	(154,619)	2,243	(2,286)
Cash, cash equivalents and
short term investments	185,882	185,882	341,241	341,241
Separate account assets	3,432,705	3,432,705	3,688,327	3,688,327
Liabilities:
Dividends payable	14,565	14,565	14,186	14,186
Separate account liabilities	3,432,705	3,432,705	3,686,705	3,686,705
Payable for securities	29,876	29,876	-	-

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash, cash equivalents and short term investments: The carrying amounts reported in the accompanying Balance Sheets for these financial instruments approximate their fair values.

Bonds and equity securities: The fair values for bonds, preferred stocks and common stocks reported herein are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placement investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 3.4% and 11.8% over the total portfolio. Fair values determined on this basis can differ from values published by the SVO. Fair value as determined by the SVO as of December 31, 2007 and 2006 is $14.0 billion and $13.9 billion, respectively.

Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are

40

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

Derivative financial instruments: Fair values for derivative financial instruments are based on broker/dealer valuations or on internal discounted cash flow pricing models, taking into account current cash flow assumptions and the counterparties’ credit standing.

The carrying value of all other financial instruments approximates their fair value.

14. Commitments and Contingencies

Guarantee Agreement: The Company, effective January 2002, entered into a Guarantee Agreement with two other ING affiliates whereby it is jointly and severally liable for a $250 obligation of another ING affiliate, Security Life of Denver International Limited (“SLDI”). The Company’s Board of Directors approved this transaction on April 25, 2002. The two other affiliated life insurers were Security Connecticut Life Insurance Company (subsequently merged into the Company on October 1, 2003), and Security Life of Denver Insurance Company. The joint and several guarantees of the two remaining insurers are capped at $250. The States of Colorado and Minnesota did not disapprove the guarantee.

Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase securities of $161.7 and $122.4 at December 31, 2007 and 2006, respectively. The Company is also committed to provide additional capital contributions of $294.7 and $166.4 at December 31, 2007 and 2006, respectively, in partnerships reported in other invested assets not on the balance sheets.

Operating Leases: The Company leases office space under various noncancelable operating lease agreements that expire through December 2022. During the years ended December 31, 2007, 2006 and 2005, rent expense totaled $7.9, $10.7 and $10.0, respectively.

At December 31, 2007, the minimum aggregate rental commitments for the upcoming five years and thereafter (including the impact of the sale leaseback transaction on January 3, 2008 – see Subsequent Events) are as follows:

41

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

Year ending
December 31	Commitments

(In Thousands)
2008	$ 10,485
2009	5,992
2010	4,047
2011	3,791
2012	3,405
Thereafter	23,897

At December 31, 2007, the future minimum lease payment receivables under noncancellable sublease arrangements (including the impact of the sale leaseback transaction on January 3, 2008 – see Subsequent Events) are as follows:

Year ending	Future minimum Lease
December 31	Payment Receivables

(In Thousands)
2008	$ 3,082
2009	763
2010	-
2011	-
2012	-
Thereafter	-

Certain rental commitments have renewal options extending through the year 2022 subject to adjustments in the future periods.

The Company is not involved in any material sale leaseback transactions at December 31, 2007.

Legal Proceedings: The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Regulatory Matters: As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services

42

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters: Federal and state regulators and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues: Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in reports previously filed by affiliates of the Company with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to the Company or certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of

43

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S. based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S. based operations, including the Company.

15. Financing Agreements

The Company maintains a revolving loan agreement with Bank of New York, (“BONY"). Under this agreement, the Company can borrow up to $100 from BONY. Interest on any borrowing accrues at an annual rate equal to: (1) the cost of funds for BONY for the period applicable for the advance plus 0.4% or (2) a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2007, 2006 and 2005, respectively. Additionally, there were no amounts payable to BONY at December 31, 2007 and 2006.

The Company maintains a line of credit agreement with Svenska Handelsbanken (“Svenska”). Under this agreement, the Company can borrow up to $100 from Svenska. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at any time to ING AIH and its affiliates of $100. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2007 or 2006. There were no amounts payable to Svenska at December 31, 2007 and 2006. The Company did not have this agreement in 2005.

The Company maintains a line of credit agreement with PNC Bank. Under this agreement, the Company can borrow up to $100. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at any time to ING AIH and its affiliates of $100. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2007, 2006 and 2005. There were no amounts payable to PNC Bank at December 31, 2007 and 2006.

The Company maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. (“ING AIH”), a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short term cash requirements. Under this agreement, which expires December 31, 2010, the Company and ING AIH can borrow up

44

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

to 2% of the general account admitted assets as of the last day of the most recently concluded annual statement year. Interest on any Company borrowing is charged at the rate of ING AIH’s cost of funds for the interest period plus 0.15% . Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest expense of $2.8 for the year ended December 31, 2007.

The Company borrowed $4.4 billion and repaid $4.4 billion in 2007, borrowed $2.2 billion and repaid $2.2 billion in 2006 and borrowed $3.2 billion and repaid $3.2 billion in 2005. These borrowings were on a short term basis, at an interest rate that approximated current money market rates and excludes borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was $0.1, $0.5 and $0.8 during 2007, 2006 and 2005, respectively.

The Company is the beneficiary of letters of credit totaling $130.8; terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise canceled or terminated by either party to the financing. The letters were unused during both 2007 and 2006.

16. Related Party Transactions

Cost Sharing Arrangements: Management and services contracts and all cost sharing arrangements with other affiliated ING United States companies are allocated among companies in accordance with systematic cost allocation methods.

Investment Management: The Company has entered into an investment advisory agreement with ING Investment Management, LLC (“IIM”) under which IIM provides the Company with investment management services. The Company has entered into an administrative services agreement with IIM under which IIM provides the Company with asset liability management services. Total fees under the agreement were approximately $51.4, $50.4, and $49.2 for the years ended December 31, 2007, 2006 and 2005, respectively.

Services Agreements: The Company has entered into an inter-insurer services agreement with certain of its affiliated insurance companies in the United States (“affiliated insurers”) whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting, and other services to each other. The Company has entered into a services agreement with ING North America Insurance Corporation (“INAIC”) whereby INAIC provides certain administrative, management, professional, advisory, consulting and other services to the Company. The Company has entered into a services agreement with RNY whereby the Company provides certain administrative, management, professional, advisory, consulting and other services to RNY. The Company has entered into a services agreement with ING Financial Advisers, LLC (“ING FA”) to provide certain administrative, management, professional advisory,

45

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

consulting, and other services to the Company for the benefit of its customers. Charges for these services are determined in accordance with fair and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company. The Company entered into a services agreement with WWI and INAIC whereby the Company and INAIC provide certain administrative, management, professional, advisory, consulting and other services to WWI. The Company entered into a services agreement with WWII and INAIC whereby the Company and INAIC provide certain administrative, management, professional, advisory, consulting and other services to WWII. The total expense incurred for all these services was $216.4, $219.5 and $172.6 for the years ended December 31, 2007, 2006 and 2005, respectively.

Tax Sharing Agreements: The Company has entered into federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.

Interest Rate Swap

Effective June 29, 2007 the Company entered into an interest rate swap agreement (“IRSA”) with ING AIH. The IRSA is in conjunction with a combined coinsurance and modified coinsurance agreement effective June 30, 2007 with WWIII. The duration of the agreement is 30 years. The notional value of this interest rate swap is $87.1 with this transaction having minimal impact to the income statement.

17. Guaranty Fund Assessments

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state. The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of premiums written in each state. The Company has estimated this liability to be $4.8 and $5.0 as of December 31, 2007 and 2006, respectively, and has recorded a liability in accounts payable and accrued expenses on the balance sheets. The Company has also recorded an asset in other assets on the balance sheets of $3.9 and $3.8 as of December 31, 2007 and 2006, respectively, for future credits to premium taxes for assessments already paid.

46

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

18. Unpaid Accident and Health Claims

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	2007	2006

	(In Thousands)
Balance at January 1	$ 1,413,922	$ 1,383,413
Less reinsurance recoverables	66,414	84,102

Net balance at January 1	1,347,508	1,299,311

Incurred related to:
Current year	534,043	503,149
Prior years	27,645	8,187

Total incurred	561,688	511,336

Paid related to:
Current year	185,112	188,754
Prior years	372,488	274,385

Total paid	557,600	463,139

Net balance at December 31	1,351,596	1,347,508
Plus reinsurance recoverables	78,061	66,414

Balance at December 31	$ 1,429,657	$ 1,413,922

The liability for unpaid accident and health claims and claim adjustment expenses is included in accident and health reserves and unpaid claims on the Balance Sheets

19. Retrospectively Rated Contracts

The Company estimates accrued retrospective premium adjustments for its group life and health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The amount of net group life premiums written by the Company at December 31, 2007, that are subject to retrospective rating features are $107.8, that represented 15.8% of the total net group life premiums. The amount of net group health premiums written by the Company at December 31, 2007, that are subject to retrospective rating features are $12.7, that represented 2.0% of the total net group health premiums written. The amount of net group life premiums written by the Company at December 31, 2006, that are subject to retrospective rating features are $95.9, that represented 11.0% of the total net group life premiums. The amount of net group health premiums written by the Company at December 31, 2006, that are subject to retrospective rating features are $15.8, that represented 1.0% of the total net group health premiums written. The amount of net group life premiums written by the Company at December 31, 2005, that are subject to retrospective rating features are $99.0, that represented 12.0% of the total net group life premiums. The amount of net group health premiums written by the Company at

47

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

December 31, 2005, that are subject to retrospective rating features are $6.0, that represented 1.0% of the total net group health premiums written.

20. Direct Premiums Written/Produced by Managing General Agents/Third Party Administrators

Name of Managing		Type of	Type of	Total Direct
General Agent or Third	Exclusive	Business	Authority	Premiums
Party Administrator	Contract	Written	Granted	Written

(In Thousands)
ReliaStar Record Keeping	Yes	Group Annuity	Payment	$ 74,231
ING Mid Atlantic Service Center	Yes	Deferred Compensation	Payment	91,302

The aggregate amount of premiums written through managing general agents or third party administrators during 2007 is $177.8.

21. Subsequent Events

On January 3, 2008, the Company closed on transactions to sell four home office properties in Minneapolis for $117.0 in cash. The Company will recognize a gain in the statement of operations of $44.7 associated with these sales in 2008. Three of the properties have sale leaseback components to the transaction; therefore the gain related to these properties (approximately $41.7) will be segregated as special surplus funds and subsequently amortized to unassigned surplus over the lease term. In addition, we have recognized in footnote 14 the impact of the future leases, effective January 3, 2008, associated with the sale leaseback and the reduction of future minimum lease receivables that are no longer applicable due to the sale leaseback.

The Company has contributed capital of $90 to WWI since December 31, 2007.

48

33-69892	April 2008

PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
	(a)	Financial Statements:
		(1)	Part A
Performance Information and Condensed Financial Information
		(2)	Included in Part B:
Financial Statements of ReliaStar Select Variable Account:
			-	Report of Independent Registered Public Accounting Firm
			-	Statements of Assets and Liabilities as of December 31, 2007
			-	Statements of Operations for the year ended December 31, 2007
			-	Statements of Changes in Net Assets for the years ended December 31, 2007 and
2006
			-	Notes to Financial Statements
Financial Statements - Statutory basis of ReliaStar Life Insurance Company:
			-	Report of Independent Registered Public Accounting Firm
			-	Balance Sheets - Statutory basis as of December 31, 2007 and 2006
			-	Statements of Operations - Statutory basis for the years ended December 31, 2007,
2006 and 2006
			-	Statements of Changes in Capital and Surplus - Statutory basis for the years ended
December 31, 2007, 2006 and 2005
			-	Statements of Cash Flows - Statutory basis for the years ended December 31, 2007,
2006 and 2005
			-	Notes to Financial Statements - Statutory basis
(b) Exhibits
		(1)	(a)	Resolution of the Board of Directors of ReliaStar Life Insurance Company
("Depositor") authorizing the establishment of NWNL Select Variable Account
("Registrant"). (Incorporated by reference to Post-Effective Amendment No. 3 on
Form N-4, File No. 33-69892, as filed on April 16, 1996.)
			(b)	Resolutions of the Board of Directors of Depositor changing the name of Registrant to ReliaStar Select Variable Account. (Incorporated by reference to Post-Effective
No. 4 on Form N-4, File No. 33-69892, as filed on April 14, 1997.)
		(2)	Not Applicable.
		(3)	(a)	Form of General Distributor Agreement between Depositor and Washington
Square Securities, Inc. ("WSSI"). (Incorporated by reference to Post-Effective
Amendment No. 3 on Form N-4, File No. 33-69892, as filed on April 16, 1996.)
			(b)	Amendment dated as of November 1, 2004, to Distribution Services Agreement
dated March 7, 2002, by and between ING Financial Advisers, LLC and ReliaStar
Life Insurance Company. (Incorporated herein by reference to Post-Effective
Amendment No. 23 to Registration Statement on Form N-6, 33-57244, as filed on
April 14, 2006.)
			(c)	Amendment dated as of August 31, 2005, to Distribution Services Agreement dated
March 7, 2002, by and between ING Financial Advisers, LLC and ReliaStar Life
Insurance Company. (Incorporated herein by reference to Post-Effective
Amendment No. 23 to Registration Statement on Form N-6, 33-57244, as filed on
April 14, 2006.)
			(d)	Amendment dated as of December 7, 2005, to Distribution Services Agreement
dated March 7, 2002, by and between ING Financial Advisers, LLC and ReliaStar
Life Insurance Company. (Incorporated herein by reference to Post-Effective
Amendment No. 23 to Registration Statement on Form N-6, 33-57244, as filed on
April 14, 2006.)

(e)	Amendment dated as of April 28, 2006, to Distribution Services Agreement dated March 7, 2002, by and between ING Financial Advisers, LLC and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-6, 33-57244, as filed on April 14, 2006.)

(f)	Forms of Agreements between Depositor and Broker-Dealers with respect to the sale of Contracts. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4, File No. 33-69892, as filed on April 16, 1996.)

(g)	Form of Broker-Dealer Agency Compensation Schedule. (Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, File No. 33-69892, as filed on April 27, 1998.)

(4)	(a)	Form of Contract. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4, File No. 33-69892, as filed on April 16,
1996.)
	(b)	Form of Roth IRA Rider. (Incorporated by reference to Post-Effective Amendment
No. 9 to Registration Statement on Form N-4, File No. 33-69892, as filed on April
27, 1998.)
	(c)	Form of Waiver of Contingent Deferred Sales Charge Rider. (Incorporated by
reference to Post-Effective Amendment No. 9 to Registration Statement on Form
N-4, File No. 33-69892, as filed on April 27, 1998.)
	(d)	Form of Partial Waiver of Contingent Deferred Sales Charge Rider. (Incorporated
by reference to Post-Effective Amendment No. 9 to Registration Statement on
Form N-4, File No. 33-69892, as filed on April 27, 1998.)
	(e)	Form of Waiver of Annual Contract Charge Rider. (Incorporated by reference to
Post-Effective Amendment No. 9 to Registration Statement on Form N-4, File No.
33-69892, as filed on April 27, 1998.)
	(f)	Form of Modification Rider. (Incorporated by reference to Post-Effective
Amendment No. 10 to Registration Statement on Form N-4, File No. 33-69892, as
filed on April 16, 1999.)
	(g)	Form of Death Benefit and Owner Amendment. (Incorporated by reference to Post-
Effective Amendment No. 10 to Registration Statement on Form N-4, File No. 33-
69892, as filed on April 16, 1999.)
(5)	(a)	Contract Application Form. (Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-4, File No. 33-69892, as
filed on April 16, 1996.)
	(b)	Supplemental Application. (Incorporated by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-4, File No. 33-69892, as
filed on April 17, 2000.)
(6)	(a)	Amended Articles of Incorporation of Depositor. (Incorporated by reference to
Initial Registration Statement to Registration Statement on Form S-6EL24, File No.
333-18517, as filed on December 23, 1996.)
	(b)	Amended By-Laws of Depositor. (Incorporated by reference to Initial Registration
Statement to Registration Statement on Form S-6EL24, File No. 333-18517, as
filed on December 23, 1996.)
(7)	Not Applicable
(8)	(a)	(i) Participation Agreement dated as of March 27, 2000, by and among
ReliaStar Life Insurance Company, AIM Variable Insurance Products
Fund, Inc., A I M Distributors, Inc. and WSSI. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-105319,
as filed on November 24, 2003.)
(ii) Form of Amendment No. 1 to Participation Agreement by and among
ReliaStar Life Insurance Company, AIM Variable Insurance Products
Fund, Inc., AIM Distributors, Inc. and WSSI. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on
September 29, 2000.)

(iii)	Amendment No. 2 to Participation Agreement by and among ReliaStar Life Insurance Company, on behalf of itself and its separate accounts, AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and ING

American Equities, Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 33- 57244, as filed on February 9, 2004.)

(iv)	Administrative Services Agreement dated as of March 27, 2000 by and between ReliaStar Life Insurance Company and A I M Advisors, Inc.

(Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No.333-105319, as filed on November 24, 2003.)

(b)	(i)	Participation Agreement dated as of August 8, 1997 by and between
ReliaStar Life Insurance Company, The Alger American Fund and Fred
Alger and Company, Inc. (Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-6, File No. 333-
105319, as filed on November 24, 2003.)
	(ii)	Amendment dated as of March 28, 2000, to Participation Agreement by and among ReliaStar Life Insurance Company, The Alger American Fund
and Fred Alger Management, Inc. (Incorporated by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-6, File
No. 333-105319, as filed on November 24, 2003.)
	(iii)	Amendment dated as of October 11, 2000, to the Participation Agreement by and between ReliaStar Life Insurance Company, The Alger American
Fund and Fred Alger Management, Inc. (Incorporated by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form N-6,
File No. 333-105319, as filed on November 24, 2003.)
	(iv)	Amendment dated as of September 29, 2003, to Participation Agreement by and among The Alger American Fund, Fred Alger Management, Inc.
and ReliaStar Life Insurance Company. (Incorporated by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form N-6,
File No. 333-105319, as filed on November 24, 2003.)
	(v)	Service Agreement by and between ReliaStar Life Insurance Company and Fred Alger Management, Inc. (Incorporated by reference to Post-
Effective Amendment No. 21 to Registration Statement on Form S-6, File
No. 2-95392, as filed on August 4, 1997.)
(c)	(i)	Fund Participation Agreement among Golden American Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company,
Southland Life Insurance Company, ING Life Insurance and Annuity
Company, ING Insurance Company of America, American Funds
Insurance Series and Capital Research and Management Company.
(Incorporated herein by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-6, File Number 333-105319, as filed on
July 17, 2003.)
	(ii)	Business Agreement by and among Golden American Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company,
Southland Life Insurance Company, ING Life Insurance and Annuity
Company, ING Insurance Company of America, ING America Equities,
Inc., Directed Services, Inc., American Funds Distributors, Inc. and
Capital Research and Management Company. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on
Form N-6, File Number 333-105319, as filed on July 17, 2003.)

(iii)	Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-6, File Number 333-47527, as filed on April 9, 2007.)

(d)	(i)	Participation Agreement with Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation and Amendments Nos. 1-8.
(Incorporated by reference to Initial Registration Statement on Form S-
6EL24, File No. 333-18517, as filed on December 23, 1996.)
	(ii)	Amendment dated as of July 24, 1997, to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity's Variable Insurance
Products Fund and Fidelity Distributors Corporation. (Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement
on Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(iii)	Amendment No. 10 to Participation Agreement by and among ReliaStar
Life Insurance Company, Variable Insurance Products Fund and Fidelity
Distributors Corporation. (Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-6, File No. 333-
105319, as filed on November 24, 2003.)
	(iv)	Amendment No. 11 to Participation Agreement by and among ReliaStar
Life Insurance Company, Fidelity Variable Products Fund and Fidelity
Distributors Corporation. (Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-6, File No. 333-
105319, as filed on November 24, 2003.)
	(v)	Amendment No. 12 to Participation Agreement by and among ReliaStar
Life Insurance Company, Fidelity Variable Products Fund and Fidelity
Distributors Corporation. (Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-6, File No. 333-
105319, as filed on November 24, 2003.)
	(vi)	Amendment No. 13 to Participation Agreement by and among ReliaStar
Life Insurance Company, Fidelity Variable Products Fund and Fidelity
Distributors Corporation. (Incorporated by reference to Post-Effective
Amendment No. 4 to Registration Statement on Form N-6, File No. 333-
105319, as filed on April 15, 2004.)
	(vii)	Participation Agreement dated as of January 1, 1991, by and among
Fidelity's Variable Insurance Products Fund II and Fidelity Distributors
Corporation and Amendments Nos. 1-7. (Incorporated by reference to
Initial Registration Statement on Form S-6EL24, File No. 333-18517, as
filed on December 23, 1996.)
	(viii)	Amendment dated as of July 24, 1997, to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity's Variable Insurance
Products Fund II and Fidelity Distributors Corporation. (Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement
on Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(ix)	Amendment No. 9 to Participation Agreement with Fidelity's Variable
Insurance Products Fund II and Fidelity Distributors Corporation.
(Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-6, File No. 333-105319, as filed on
November 24, 2003.)

(x)	Amendment No. 10 to Participation Agreement by and among the ReliaStar Life Insurance Company, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N- 6, File No. 333-105319, as filed on November 24, 2003.)

(xi)	Amendment No. 11 to Participation Agreement by and among the ReliaStar Life Insurance Company, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N- 6, File No. 333-105319, as filed on November 24, 2003.)

(xii)	Amendment No. 12 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity Variable Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 333- 105319, as filed on April 15, 2004.)

(xiii)	Service Agreement dated January 1, 1997, by and between ReliaStar Life Insurance Company and Fidelity Investments Institutional Operations Company, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(xiv)	Amendment effective as of April 1, 1999, to Service Agreement by and between ReliaStar Life Insurance Company and Fidelity Investments Institutional Operations Company, Inc. (Incorporated by reference to Post- Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(xv)	Service Contract dated April 25, 1997, by and between Fidelity Distributors Corporation and Washington Square Securities, Inc..

(Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(xvi)	Amendment dated April 1, 1999, to Service Contract by and between Fidelity Distributors Corporation and Washington Square Securities, Inc.

(Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(xvii)	Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-6, File Number 333-47527, as filed on April 9, 2007.)

(e)	(i)	Participation Agreement dated as of May 1, 2002, by and between
ReliaStar Life Insurance Company, ING VP Bond Portfolio and ING
Funds Distributor, Inc. (Incorporated herein by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form S-6, 333-47094, as
filed on September 17, 2002.)
	(ii)	Amendment effective as of July 15, 2003, to Participation Agreement by and among ReliaStar Life Insurance Company, ING VP Bond Portfolio
and ING Funds Distributor, LLC. (Incorporated herein by reference to
Post-Effective Amendment No. 4 to Registration Statement on Form N-6,
File No. 33-57244, as filed on February 9, 2004.)

(f)	(i)	Participation Agreement among the GCG Trust and ReliaStar Life
Insurance Company and Directed Services, Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on
Form N-6, File Number 333-105319, as filed on July 17, 2003.)
(g)	(i)	Participation Agreement dated as of December 6, 2001, by and among
Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company,
Aetna Investment Services, LLC and ReliaStar Life Insurance Company.
(Incorporated herein by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form S-6, 333-69431, as filed on April 24,
2002.)
	(ii)	Amendment dated as of March 26, 2002, to Participation Agreement by and among Portfolio Partners, Inc. (to be renamed ING Partners, Inc.
effective May 1, 2002), Aetna Life Insurance and Annuity Company (to
be renamed ING Life Insurance and Annuity Company effective May 1,
2002), Aetna Investment Services, LLC (to be renamed ING Financial
Adviser, LLC effective May 1, 2002) and ReliaStar Life Insurance
Company. (Incorporated herein by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as
filed on April 24, 2002.)
	(iii)	Amendment dated as of October 1, 2002, to Participation Agreement dated as of December 6, 2001, among ING Partners, Inc., ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and
ReliaStar Life Insurance and Annuity Company. (Incorporated herein by reference to Post Effective Amendment No. 1 to Registration Statement on
Form N-4, 333-100207, for Separate Account N of ReliaStar Life
Insurance Company, as filed on October 24, 2002.)
	(iv)	Amendment dated as of May 1, 2003, to Participation Agreement dated as of December 6, 2001 by and between ING Partners, Inc., ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and
ReliaStar Life Insurance Company. (Incorporated herein by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form N-6,
333-92000, as filed on April 17, 2003.)
	(v)	Form of amendment dated as of April 28, 2006, to Participation
Agreement dated as of December 6, 2001, by and between ING Partners,
Inc., ING Life Insurance and Annuity Company, ING Financial Advisers,
LLC and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration Statement
on Form N-6, 33-57244, as filed on April 14, 2006).
	(vi)	Service Agreement effective as of December 6, 2001, by and between
ING Life Insurance and Annuity Company and ReliaStar Life Insurance
Company. (Incorporated herein by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-6, 333-92000, as
filed on January 30, 2003.)
	(vii)	Shareholder Servicing Agreement dated as of December 6, 2001, by and between ReliaStar Life Insurance Company and Portfolio Partners, Inc. in
respect of the Service Class Shares of its Portfolios. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-6, File No. 333-105319, as filed on November 24,
2003.)
	(viii)	Amendment dated as of March 26, 2002, to the Shareholder Servicing
Agreement by and between ReliaStar Life Insurance Company and
Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1,
2002) in respect of the Service Class Shares of its Portfolio. (Incorporated
herein by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-6, File No. 333-105319, as filed on November 24,
2003.)

(ix)	Amendment dated as of May 1, 2003, to Shareholder Servicing Agreement (Service Shares) dated as of December 6, 2001 by and between ING Partners, Inc. and ReliaStar Life Insurance Company.

(Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, 333-92000, as filed on April 17, 2003.)

(x)	Amendment dated as of November 1, 2004, to Shareholder Servicing Agreement (Service Class Shares) dated as of December 6, 2001, by and between ING Partners, Inc. and ReliaStar Life Insurance Company.

(Incorporated herein by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-6, 333-69431, as filed on February 28, 2007.)

(xi)	Amendment dated as of April 28, 2006, to Shareholder Servicing Agreement (Service Class Shares) dated as of December 6, 2001, by and between ING Partners, Inc. and ReliaStar Life Insurance Company.

(Incorporated herein by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-6, 333-60431, as filed on February 28, 2007.)

(xii)	Amendment dated as of April 28, 2006, to Shareholder Servicing Agreement (Adviser Class Shares) dated as of December 6, 2001, by and between ING Partners, Inc. and ReliaStar Life Insurance Company.

(Incorporated herein by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-6, 333-69431, as filed on February 28, 2007.)

(h)	(i)	Participation Agreement dated as of May 1, 2001, between ReliaStar Life
Insurance Company, ING Variable Portfolios, Inc. and ING Funds
Distributor, Inc. (Incorporated herein by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form S-6, 333-47094, as
filed on September 17, 2002.)
	(ii)	Amendment effective as of October 1, 2002, to Participation Agreement between ReliaStar Life Insurance Company, ING Variable Portfolios Inc.
and ING Funds Distributor, Inc. (Incorporated herein by reference to Post-
Effective Amendment No. 1 to Registration Statement on Form N-6, 333-
92000, as filed on January 30, 2003.)
	(ii)	Amendment effective as of July 15, 2003, to Participation Agreement by and among ReliaStar Life Insurance Company, ING Variable Portfolios,
Inc. and ING Funds Distributor, LLC. (Incorporated herein by reference to
Post-Effective Amendment No. 4 to Registration Statement on Form N-6,
File No. 33-57244, as filed on February 9, 2004.)
(i)	(i)	Participation Agreement dated May 1, 2001, by and between ReliaStar
Life Insurance Company, Pilgrim Variable Products Trust and ING
Pilgrim Securities, Inc. (Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-6, File No. 333-
105319, as filed on November 24, 2003.)
	(ii)	Amendment to Participation Agreement dated as of August 30, 2002 by and among ReliaStar Life Insurance Company, ING Variable Products
Trust and ING Funds Distributor, Inc. (Incorporated by reference to Post
Effective Amendment No. 14 to Registration Statement on Form N-6, File
No. 33-69892, as filed on October 11, 2002.)
	(iii)	Amendment to Participation Agreement by and among ReliaStar Life
Insurance Company, ING Variable Products Trust and ING Funds
Distributor, LLC. (Incorporated by reference to Post-Effective
Amendment No. 4 to Registration Statement on Form N-6, File No. 33-
57244, as filed on February 9, 2004.)

(iv)	Form of Amendment to Participation Agreement by and among ReliaStar Life Insurance Company, ING Variable Products Trust and ING Funds Distributor, Inc. (Incorporated herein by reference to Post Effective Amendment No. 18 to Registration Statement on Form N04, File No. 33- 69892, as filed on November 28, 2005.)

(v)	Administrative and Shareholder Services Agreement dated as of May 1, 2001 by and between ING Pilgrim Group, LLC and ReliaStar Life Insurance Company . (Incorporated by reference to Post Effective Amendment No. 3 to Registration Statement on Form S-6, File No. 333- 69431, as filed on April 24, 2002.)

(vi)	Amendment to Administrative and Shareholder Service Agreement dated as of August 30, 2002 by and between ING Funds Services, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post Effective Amendment No. 1 to Registration Statement on Form N-6, 333- 92000, as filed on January 30, 2003.)

(j)	(a)	Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between ING Funds Services,
LLC, ING Life Insurance and Annuity Company, ING National Trust,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators
Inc. (Incorporated herein by reference to Post-Effective Amendment No.
12 to Registration Statement on Form N-6, File Number 333-47527, as
filed on April 9, 2007.)
(k)	(i)	Participation Agreement dated August 8, 1997 by and between ReliaStar
Life Insurance Company and Janus Aspen Series. (Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement
on Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(ii)	Amendment to Participation Agreement by and between ReliaStar Life
Insurance Company and Janus Aspen Series. (Incorporated by reference to
Post Effective Amendment No. 1 to Registration Statement on Form S-6,
File No. 33-57244, as filed on March 31, 2000.)
	(iii)	Letter Agreement dated August 8, 1997 by and between ReliaStar Life
Insurance Company and Janus Capital Corporation. (Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement
on Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(iv)	Amendment, effective July 1, 2002, to Letter Agreement dated August 8,
1997 between ReliaStar Life Insurance Company and Janus Capital
Corporation. (Incorporated by reference to Post-Effective Amendment No.
3 to Registration Statement on Form S-6, 333-69431, as filed on April 24,
2002.)
(l)	(i)	Participation Agreement dated as of August 8, 1997 by and between
ReliaStar Life Insurance Company, Neuberger&Berman Advisers
Management Trust and Neuberger&Berman Management Incorporated.
(Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-6, File No. 333-105319, as filed on
November 24, 2003.)
	(ii)	Amendment No. 1 dated as of February 1, 1999 to Participation
Agreement by and among ReliaStar Life Insurance Company, Neuberger
Berman Advisers Management Trust, Advisers Managers Trust and
Neuberger Berman Management Inc. (Incorporated by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-6, File
No. 333-105319, as filed on November 24, 2003.)

(iii)	Addendum dated as of May 1, 2000 to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333- 105319, as filed on November 24, 2003.)

(iv)	Amendment dated as of April 1, 2003 to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management Inc.

(Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 33-57244, as filed on December 12, 2003.)

(v)	Letter Agreement dated as of July 28, 1997 by and between ReliaStar Life Insurance Company and Neuberger Berman Management Incorporated.

(Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

(vi)	Amendment dated as of April 1, 2003 to the Administrative Services Agreement by and between ReliaStar Life Insurance Company and Neuberger Berman Management Inc. (Incorporated by reference to Post- Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 33-57244, as filed on December 12, 2003.)

(vii)	Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between Neuberger Berman Management Inc., ING Life Insurance and Annuity Company, ING

National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post- Effective Amendment No. 12 to Registration Statement on Form N-6, File Number 333-47527, as filed on April 9, 2007.)

(m)	(i)	Participation Agreement by and between ReliaStar Life Insurance
Company, OCC Accumulation Trust and OCC Distributors, dated August
8, 1997. (Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 2-95392, as filed on
August 4, 1997.)

(ii)	Letter Agreement dated August 8, 1997 by and between ReliaStar Life Insurance Company and OpCap Advisors. (Incorporated by reference to Post-Effective Amendment No. 21 on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

(n)	(i)	Participation Agreement dated as of April 30, 2002, by and among Pioneer
Variable Contracts Trust, ReliaStar Life Insurance Company, Pioneer
Investment Management, Inc. and Pioneer Funds Distributor, Inc.
(Incorporated herein by reference to Initial Registration Statement on
Form S-6, 333-92000, as filed on July 3, 2002.)
(o)	(i)	Participation Agreement with Putnam Capital Manager Trust and Putnam
Mutual Funds Corp. and Amendments Nos. 1-2. (Incorporated by
reference to Initial Registration Statement on Form S-6EL24, File No.
333-18517, as filed on December 23, 1996.)
	(ii)	Amendment No. 3 to Participation Agreement with Putnam Capital
Manager Trust and Putnam Mutual Funds Corp. (Incorporated by
reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)

(iii) Amendment No. 4 to Participation Agreement by and among ReliaStar Life Insurance Company, Putnam Variable Trust and Putnam Mutual Funds Corp. (Incorporated by reference to Post-Effective Amendment No.

3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(iv) Amendment No. 5 to Participation Agreement by and among ReliaStar Life Insurance Company, Putnam Variable Trust and Putnam Retail Management, L.P. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 333- 105319, as filed on April 15, 2004.)

(9)	Opinion and Consent of Counsel.

(10)	Consent of Independent Registered Public Accounting Firm.

(11)	Not Applicable

(12)	Not Applicable

(13)	Schedules for Computation of Performance Quotations. (Incorporated by reference to Post-Effective Amendment No. 10 on Form N-4, File No. 33-69892, as filed on April 16, 1999.)

(14)	Powers of Attorney

Item 25	Directors and Officers of the Depositor

Name and Principal Business Address		Positions and Offices with Depositor

Donald W. Britton, 5780 Powers Ferry Road, NW,		President
Atlanta, GA 30327
Thomas J. McInerney, One Orange Way, Windsor, CT		Director and Chairman
06095-4774
Catherine H. Smith, One Orange Way, Windsor, CT		Director and Senior Vice President
06095-4774
David A. Wheat, 5780 Powers Ferry Road, NW,		Director, Executive Vice President and Chief Financial
Atlanta, GA 30327		Officer
Bridget M. Healy, 230 Park Avenue, New York NY		Director
10169
Robert G. Leary, 230 Park Avenue, New York NY		Director
10169
Kathleen A. Murphy, One Orange Way, Windsor, CT		Director
06095-4774
Valerie G. Brown, 5780 Powers Ferry Road, NW,		Senior Vice President
Atlanta, GA 30327
Boyd G. Combs, 5780 Powers Ferry Road, NW,		Senior Vice President, Tax
Atlanta, GA 30327
Daniel P. Mulheran, Sr. 20 Washington Avenue South,		Senior Vice President
Minneapolis, MN 55401
David S. Pendergrass, 5780 Powers Ferry Road, NW,		Senior Vice President and Treasurer
Atlanta, GA 30327
Steven T. Pierson, 5780 Powers Ferry Road, NW,		Senior Vice President and Chief Accounting Officer
Atlanta, GA 30327
Stephen J. Preston, 1475 Dunwoody Drive, West		Senior Vice President
Chester, PA 19380
Carol S. Stern, 601 13th Street NW, Suite 550 N,		Vice President and Chief Compliance Officer
Washington DC 20005
Harry N. Stout, 1475 Dunwoody Drive, West Chester,		Senior Vice President
PA 19380-1478
Craig A. Krogstad, 111 Washington Avenue S,		Vice President and Actuary
Minneapolis, MN 55401
Kimberly M. Curley, 1290 Broadway, Denver, CO		Vice President and Illustration Actuary
80203

Pamela S. Anson, 20 Washington Avenue South,	Vice President
Minneapolis, MN 55401
Chad M. Eslinger, 2001 21st Avenue NW, Minot, ND	Vice President, Compliance
58703
Deborah C. Hancock, 1290 Broadway, Denver, CO	Vice President
80203
Joy M. Benner, 20 Washington Avenue South,	Secretary
Minneapolis, MN 55401

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant
Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 18 to Registration
Statement on Form N-6 for Security Life Separate Account L1 of Security Life of Denver Insurance
Company (File No. 333-50278), as filed with the Securities and Exchange Commission on April 11,
2008.

Item 27.	Number of Contract Owners
As of March 22, 2008, there were 9,353 owners of contracts holding interests in variable annuities funded through ReliaStar Select Variable Account.

Item 28.	Indemnification
Reference is hereby made to Section 5.01 of Depositor's Bylaws, incorporated by reference to this registration statement. The Bylaws of Depositor mandate indemnification by Depositor of its directors, officers and certain others under certain conditions.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that
ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING
Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Under its Bylaws, Section 5.01, ReliaStar Life Insurance Company ("ReliaStar Life") indemnifies, to the full extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors and administrators of such person) who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer or employee of ReliaStar Life, or is or was serving at the request of ReliaStar Life as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life in connection with the securities being registered, ReliaStar Life may, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit the question of whether or not such indemnification by it is against public policy as expressed in the Act to a committee comprised of directors who are not parties to the proceeding before referring it to a court of appropriate jurisdiction and will be governed by the final adjudication of such issue. If ReliaStar Life indemnifies or advances expenses in connection with a claim, the Laws of the State of Minnesota require ReliaStar Life to disclose, in writing to its shareholders, the amount of the indemnification or advance and to whom and on whose behalf it was paid.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Minnesota, ING America Insurance Holdings, Inc. maintains a Professional Liability umbrella insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING Groep N.V., maintains excess umbrella coverage with limits in excess of $125,000,000. The policy provides for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Item 29. Principal Underwriter

(a)	Effective January 1, 2004, ING Financial Advisers, LLC became the distributor and principal underwriter of the Contracts. ING Financial Advisers, LLC also acts as the principal distributor and underwriter of:

variable annuity contracts issued by ReliaStar Life Insurance Company of New York through the ReliaStar Life Insurance Company of New York Variable Annuity Separate Account II, a separate account of ReliaStar Life Insurance Company of New York registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act");

variable annuity contracts issued by ReliaStar Life Insurance Company through the MFS ReliaStar Variable Account, a separate account of ReliaStar Life Insurance Company registered as a unit investment trust under the 1940 Act;

variable annuity contracts issued by ReliaStar Life Insurance Company through the Northstar Variable Account, a separate account of ReliaStar Life Insurance Company registered as a unit investment trust under the 1940 Act;

ReliaStar Life Insurance Company of New York Variable Annuity Funds A B & C, a management investment company registered under the 1940 Act;

ReliaStar Life Insurance Company of New York through the ReliaStar Life Insurance Company of New York Variable Annuity Funds D E F G H & I, a management investment company registered under the 1940 Act;

  ReliaStar Life Insurance Company of New York through the Variable Annuity Funds M P & Q, a management investment company registered under the 1940 Act;
  variable annuity contracts issued by ReliaStar Life Insurance Company through Separate Account N, a separate account registered as a unit investment trust under the 1940 Act;
  ING Partners, Inc., a management investment company registered under the 1940 Act;
  variable annuity contracts issued by ING Life Insurance and Annuity Company ("ILIAC") through Variable Life Account B, Variable Account C, Variable Annuity Account B, Variable Annuity Account C and Variable Annuity Account G, separate accounts of ILIAC registered as unit investment trusts through the 1940 Act; and
  variable annuity contracts formerly issued by ING Insurance Company of America ("IICA") through Variable Annuity Account I, a separate account of IICA registered as a unit investment trust under the 1940 Act. (Effective December 31, 2005, IICA merged with and became part of ILIAC, and Variable Annuity Account I was transferred to ILIAC as part of that merger.)

Prior to January 1, 2004, Washington Square Securities, Inc. ("WSSI"), a Minnesota corporation and an affiliate of ours, was the distributor and principal underwriter for the contracts.

(b) The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address

Ronald R. Barhorst, 4225 Executive Square, La Jolla, CA 92037

Richard E. G. Gelfand, 1475 Dunwoody Drive, West Chester, PA 19380

Nancy S. Stillman, One Orange Way, Windsor, CT 06095

Brian D. Comer, One Orange Way, Windsor, CT 06095- 4774

William L. Lowe, One Orange Way, Windsor, CT 06095-4774

Lewis E. Bachetti, 581 Main Street, 4th Floor, Woodbridge, NJ 07095

Boyd G. Combs, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327

Daniel H. Hanlon, One Orange Way, Windsor, CT 06095-4774

William S. Jasien, 12701 Fair Lakes Circle, Ste 470, Fairfax, VA 22033

Kathleen A. Murphy, One Orange Way, Windsor, CT 06095-4774

Pamela Mulvey Barcia, One Orange Way, Windsor, CT 06095-4774

Robert H. Barley, One Orange Way, Windsor, CT 06095-4774

M. Bishop Bastien, 980 9th Street, Sacramento, CA 95814

Nancy B. Bocella*

Dianne C. Bogoian, One Orange Way, Windsor, CT 06095-4774

J. Robert Bolchoz, 420 Crown Point Road, Columbia, SC 29209

David A. Brounley, One Orange Way, Windsor, CT 06095-4774

Anthony V. Camp, Jr., One Orange Way, Windsor, CT 06095-4774

Mary K. Carey-Reid, One Orange Way, Windsor, CT 06095-4774

Positions and Offices with Principal Underwriter

President and Director

Chief Financial Officer

Assistant Vice President

Senior Vice President and Director

Senior Vice President and Director

Senior Vice President

Senior Vice President , Tax

Senior Vice President

Senior Vice President

Senior Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Nancy D. Clifford, One Orange Way, Windsor, CT 06095-4774

William P. Elmslie*

Joseph J. Elmy, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327

Brian K. Haendiges, One Orange Way, Windsor, CT 06095-4774

Bernard P. Heffernon, 10740 Nall Avenue, Ste 120, Overland Park, KS 66211

David A. Kelsey, One Orange Way, Windsor, CT 06095-4774

Christina Lareau, One Orange Way, Windsor, CT 06095-4774

George D. Lessner, Jr., 15455 North Dallas Parkway, Suite 1250, Addison, TX 75001

Katherine E. Lewis, 2675 N Mayfair Road, Ste 501, Milwaukee, WI 53226

David J. Linney, 2900 N. Loop W, Ste 180, Houston, TX 77092

Frederick C. Litow, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327

Mark R. Luckinbill, 2841 Plaza Place, Ste. 210, Raleigh, NC 27612

Richard T. Mason, 440 S Warren Street, Ste 702, Syracuse, NY 13202

Scott Neeb, 4600 Ulster Street, Denver, CO 80237

David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327

Ethel Pippin, One Orange Way, Windsor, CT 06095- 4774

M. J. Pise, One Orange Way, Windsor, CT 06095-4774 Srinivas D. Reddy, One Orange Way, Windsor, CT

06095-4774

Deborah Rubin, 12701 Fair Lakes Circle, Ste 470, Fairfax, VA 22033

Frank W. Snodgrass, 150 4th Avenue, N, Ste 410, Nashville, TN 37219

Marilyn S. Sponzo, One Orange Way, Windsor, CT 06095-4774

Christina M. Starks, 2000 21st Avenue NW Minot ND 58703

S. Bradford Vaughan, Jr., 601 Union Street, Ste 810, Seattle, WA 98101

Forrest R. Wilson, 2202 North Westshore Boulevard, Suite 350, Tampa, FL 33607

Judeen T. Wrinn, One Orange Way, Windsor, CT 06095-4774

Joy M. Benner, 20 Washington Avenue S, Minneapolis, MN 55401

Diana R. Cavender, 20 Washington Avenue S, Minneapolis, MN 55401

Randall K. Price, 20 Washington Avenue S, Minneapolis, MN 55401

Todd Smiser, 2525 Cabot Drive, Suite 100, Lisle, IL 60532

John F. Todd, One Orange Way, Windsor, CT 06095-

Vice President

Vice President

Vice President, Tax

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President and Treasurer

Vice President

Vice President Vice President

Vice President

Vice President

Vice President and Chief Compliance Officer

Vice President

Vice President

Vice President

Vice President

Secretary

Assistant Secretary

Assistant Secretary

Assistant Secretary

Assistant Secretary

4774
Susan M. Vega, 20 Washington Avenue S, Minneapolis,	Assistant Secretary
MN 55401
Glenn A. Black, 5780 Powers Ferry Road, N.W.,	Tax Officer
Atlanta, GA 30327-4390
Terry L. Owens, 5780 Powers Ferry Road, N.W.,	Tax Officer
Atlanta, GA 30327
James H. Taylor, 5780 Powers Ferry Road, N.W.,	Tax Officer
Atlanta, GA 30327

*	This Officer does not have a business address.

(c) Compensation from January 1, 2006 to December 31, 2007:

	(1)	(2)	(3)	(4)	(5)
Net
	Name of	Underwriting	Compensation on
	Principal	Discounts and	Redemption or	Brokerage
	Underwriter	Commissions	Annuitization	Commissions	Compensation*

ING Financial
	Advisers, LLC				$297,766

* Represents total compensation paid to ING Financial Advisers, LLC.

Item 30.	Location of Accounts and Records
All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

ReliaStar Life Insurance Company
20 Washington Avenue South
Minneapolis, Minnesota 55401

Item 31.	Management Services
Not Applicable

Item 32.	Undertakings
Registrant hereby undertakes:

(i)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(ii)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(iii)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

(b)	The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No- Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

(c)	Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(d)	ReliaStar Life Insurance Company represents that the fees and charges deducted under the variable annuity contract described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company under the contracts. ReliaStar Life Insurance Company bases this representation on its assessment of such factors as the nature and extent of the such services, expenses and risks, the need for the ReliaStar Life Insurance Company to earn a profit and the range of such fees and charges within the insurance industry.

(e)	The Depositor and Registrant rely on SEC regulation.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, ReliaStar Select Variable Account of ReliaStar Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 21 to this Registration Statement on Form N-4 (File No. 33-69892) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford and in the State of Connecticut on the 18th day of April, 2008.

RELIASTAR SELECT VARIABLE ACCOUNT (Registrant)

By: RELIASTAR LIFE INSURANCE COMPANY (Depositor)

By:	/s/ Donald W. Britton*
Donald W. Britton
President
(principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 21 has been signed below by the following persons in the capacities indicated and on the date indicated.

	Signature	Title	Date

	/s/ Donald W. Britton*	President

	Donald W. Britton	(principal executive officer)

	/s/ Bridget M. Healy*	Director

Bridget M. Healy

	/s/ Robert G. Leary*	Director

Robert G. Leary
April
	/s/ Thomas J. McInerney*	Director and Chairman	18, 2008

Thomas J. McInerney

	/s/ Kathleen A. Murphy*	Director

Kathleen A. Murphy

	/s/ Catherine H. Smith*	Director and Senior Vice President

Catherine H. Smith

	/s/ David A. Wheat*	Director, Executive Vice President and Chief Financial

	David A. Wheat	Officer (principal financial officer)

	/s/ Steven T. Pierson*	Senior Vice President and Chief Accounting Officer

	Steven T. Pierson	(principal accounting officer)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie
*Attorney-in-Fact

SELECT LIFE VARIABLE ACCOUNT
EXHIBIT INDEX
Exhibit No.	Exhibit
99-b.9	Opinion and Consent of Counsel
99-b.10	Consent of Independent Registered Public Accounting Firm
99-b.14	Powers of Attorney